                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07717
                                   ---------

                             Diversified Investors Strategic Variable Funds
                             ----------------------------------------------
                            (Exact name of registrant as specified in charter)

4 Manhattanville Road, Purchase NY                             10577
----------------------------------                             -----
(Address of principal executive offices)                      (Zip code)

                                Joseph Carusone
                                ---------------
                    4 Manhattanville Road, Purchase NY 10577
                    ----------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (914) 697-8586
                                                     --------------

Date of fiscal year end: December 31, 2005
                         -----------------

Date of reporting period: March 31, 2005
                          --------------

Item 1. Schedule of Investments.

The registrant's schedule of investments as set forth by Rule 12-12 of Regulation S-X follows.

               THE DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                              QUARTERLY PORTFOLIOS
                                 MARCH 31, 2005

SHORT HORIZON STRATEGIC VARIABLE FUND
INTERMEDIATE HORIZON STRATEGIC VARIABLE FUND
INTERMEDIATE LONG HORIZON STRATEGIC VARIABLE FUND

The above funds are "fund of funds" fully invested in various funds of the Diversified Investors Variable Funds ("DIVF").

Each DIVF is registered as a unit investment trust under the Investment Company Act of 1940, and is invested in a corresponding series of the Diversified Investors Portfolios. Each corresponding portfolio is located in this report.

                     SHORT HORIZON STRATEGIC VARIABLE FUND

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

SHARES                                                                     VALUE
------                                                                  -----------
          INVESTMENTS
171,346   Diversified Investors Variable Funds -- Core Bond
            Subaccount................................................  $ 5,173,850
  8,347   Diversified Investors Variable Funds -- Equity Growth
            Subaccount................................................      371,015
  6,073   Diversified Investors Variable Funds -- Growth & Income
            Subaccount................................................      143,022
186,754   Diversified Investors Variable Funds -- High Quality Bond
            Subaccount................................................    2,671,698
 58,506   Diversified Investors Variable Funds -- High Yield Bond
            Subaccount................................................      958,272
  9,559   Diversified Investors Variable Funds -- International Equity
            Subaccount................................................      178,541
 12,646   Diversified Investors Variable Funds -- Money Market
            Subaccount................................................      239,907
  2,272   Diversified Investors Variable Funds -- Special Equity
            Subaccount................................................       71,564
  7,563   Diversified Investors Variable Funds -- Value & Income
            Subaccount................................................      376,139
                                                                        -----------
          Total Investments -- 100.0% (Cost $9,186,546)...............   10,184,008
          Liabilities less other assets -- (0.0%).....................       (1,733)
                                                                        -----------
          NET ASSETS -- 100.0%........................................  $10,182,275
                                                                        ===========

The aggregate cost of investments for federal income tax purposes at March 31, 2005 is $9,186,546.

The following amount is based on cost for federal income tax purposes:

          Net unrealized appreciation.................................  $   997,462
                                                                        ===========

                            See notes to portfolios.

                  INTERMEDIATE HORIZON STRATEGIC VARIABLE FUND

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

SHARES                                                                     VALUE
------                                                                  -----------
          INVESTMENTS
255,315   Diversified Investors Variable Funds -- Core Bond
            Subaccount................................................  $ 7,709,317
104,786   Diversified Investors Variable Funds -- Equity Growth
            Subaccount................................................    4,657,780
 77,194   Diversified Investors Variable Funds -- Growth & Income
            Subaccount................................................    1,817,928
267,367   Diversified Investors Variable Funds -- High Quality Bond
            Subaccount................................................    3,824,949
 84,155   Diversified Investors Variable Funds -- High Yield Bond
            Subaccount................................................    1,378,382
123,343   Diversified Investors Variable Funds -- International Equity
            Subaccount................................................    2,303,721
 59,531   Diversified Investors Variable Funds -- Money Market
            Subaccount................................................    1,129,376
 28,405   Diversified Investors Variable Funds -- Special Equity
            Subaccount................................................      894,654
 96,086   Diversified Investors Variable Funds -- Value & Income
            Subaccount................................................    4,778,606
                                                                        -----------
          Total Investments -- 100.0% (Cost $25,904,598)..............   28,494,713
          Liabilities less other assets -- (0.0%).....................       (4,826)
                                                                        -----------
          NET ASSETS -- 100.0%........................................  $28,489,887
                                                                        ===========

The aggregate cost of investments for federal income tax purposes at March 31, 2005 is $25,904,598.

The following amounts are based on cost for federal income tax purposes:

          Gross unrealized appreciation...............................  $ 2,688,519
          Gross unrealized depreciation...............................      (98,404)
                                                                        -----------
          Net unrealized appreciation.................................  $ 2,590,115
                                                                        ===========

                            See notes to portfolios.

               INTERMEDIATE LONG HORIZON STRATEGIC VARIABLE FUND

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

SHARES                                                                     VALUE
------                                                                  -----------
          INVESTMENTS
215,399   Diversified Investors Variable Funds -- Core Bond
            Subaccount................................................  $ 6,504,033
202,963   Diversified Investors Variable Funds -- Equity Growth
            Subaccount................................................    9,021,770
149,454   Diversified Investors Variable Funds -- Growth & Income
            Subaccount................................................    3,519,660
216,893   Diversified Investors Variable Funds -- High Quality Bond
            Subaccount................................................    3,102,870
 69,048   Diversified Investors Variable Funds -- High Yield Bond
            Subaccount................................................    1,130,938
236,130   Diversified Investors Variable Funds -- International Equity
            Subaccount................................................    4,410,299
 86,007   Diversified Investors Variable Funds -- Money Market
            Subaccount................................................    1,631,652
 54,350   Diversified Investors Variable Funds -- Special Equity
            Subaccount................................................    1,711,823
182,904   Diversified Investors Variable Funds -- Value & Income
            Subaccount................................................    9,096,285
                                                                        -----------
          Total Investments -- 100.0% (Cost $36,193,569)..............   40,129,330
          Liabilities less other assets -- (0.0%).....................       (6,835)
                                                                        -----------
          NET ASSETS -- 100.0%........................................  $40,122,495
                                                                        ===========

The aggregate cost of investments for federal income tax purposes at March 31, 2005 is $36,193,569.

The following amounts are based on cost for federal income tax purposes:

          Gross unrealized appreciation...............................  $ 4,163,663
          Gross unrealized depreciation...............................     (227,902)
                                                                        -----------
          Net unrealized appreciation.................................  $ 3,935,761
                                                                        ===========

                            See notes to portfolios.

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS
                              NOTES TO PORTFOLIOS
                                  (UNAUDITED)

1. ORGANIZATION

The Diversified Investors Strategic Variable Funds (the "Trust"), a New York business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is composed of three different series that are, in effect, separate investment funds: Short Horizon Strategic Variable Fund, Intermediate Horizon Strategic Variable Fund, and Intermediate Long Horizon Strategic Variable Fund (individually, a "Fund" and collectively, the "Funds"). The Trust established and designated each of the Funds as separate series on April 15, 1996. Each Fund seeks to achieve its investment objective by investing all of its investable assets among the Diversified Investors Variable Funds ("DIVF") except the Balanced and Calvert subaccounts. DIVF is a separate investment account offering thirteen subaccounts, each with a different investment objective. DIVF operates as a unit investment trust under the 1940 Act. The Trust had no assets or operations until January 2, 1997 (commencement of operations).

2. INVESTMENT VALUATION

The value of any Fund's investment in a corresponding subaccount of DIVF is valued at the unit value per share of each subaccount determined as of the close of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date.

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 31.4%
$31,710,000   Barclays US Funding LLC,
                2.74%, 04/28/05..............  $ 31,644,836
 30,410,000   Canadian Imperial Holdings,
                2.66%, 05/02/05..............    30,340,475
 20,000,000   CIESCO LLC -- 144A,
                2.98%, 06/23/05..............    19,862,589
 31,020,000   Citibank Credit Card Issuance
                Trust -- 144A,
                2.62%, 04/05/05..............    31,010,970
 30,420,000   Credit Suisse First Boston New
                York,
                2.59%, 04/07/05..............    30,406,869
 31,020,000   HBOS Treasury Service PLC,
                2.75%, 05/18/05..............    30,908,832
 30,090,000   ING (US) Funding LLC,
                2.67%, 05/05/05..............    30,014,123
 31,070,000   Preferred Receivable
                Funding -- 144A, 2.70%,
                04/08/05.....................    31,053,688
 30,800,000   Windmill Funding -- 144A,
                2.71%, 05/16/05..............    30,695,665
                                               ------------
              TOTAL COMMERCIAL PAPER (Cost
                $265,938,047)................   265,938,047
                                               ------------
              YANKEE CERTIFICATES OF DEPOSIT -- 26.4%
 31,430,000   Bank of Montreal,
                2.80%, 05/25/05..............    31,430,000
 32,780,000   BNP Paribas New York,
                2.78%, 05/09/05..............    32,780,000
 30,800,000   Calyon New York,
                2.73%, 05/17/05..............    30,800,000
 32,760,000   Deutsche Bank AG New York,
                2.91%, 06/13/05..............    32,760,000
 29,910,000   Dexia Bank,
                2.60%, 04/20/05..............    29,910,000
 32,980,000   Toronto Dominion Holdings,
                2.94%, 06/16/05..............    32,980,000
 32,500,000   UBS AG,
                2.90%, 06/10/05..............    32,500,000
                                               ------------
              TOTAL YANKEE CERTIFICATES OF
                DEPOSIT (Cost
                $223,160,000)................   223,160,000
                                               ------------
              MEDIUM TERM CORPORATE NOTE -- 1.5%
 13,000,000   Caterpillar Financial Service
                Corp., Variable Rate,
                2.73%, 07/09/05(a) (Cost
                $13,000,000).................    13,000,000
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 24.5%
              FANNIE MAE -- 9.3%
$25,000,000   2.07%, 04/29/05................  $ 24,959,848
 40,020,000   2.95%, 06/22/05................    39,751,088
 14,100,000   Variable Rate,
                2.87%, 06/09/05(a)...........    14,099,243
                                               ------------
                                                 78,810,179
                                               ------------
              FEDERAL HOME LOAN BANK -- 6.3%
 20,200,000   1.40%, 04/01/05................    20,200,000
 16,500,000   1.66%, 05/16/05................    16,502,758
 16,380,000   2.84%, 06/10/05................    16,289,546
                                               ------------
                                                 52,992,304
                                               ------------
              FREDDIE MAC -- 8.9%
 29,780,000   2.56%, 04/19/05................    29,741,882
 31,880,000   2.80%, 05/31/05................    31,731,227
 14,100,000   Variable Rate,
                2.55%, 10/07/05(a)...........    14,100,000
                                               ------------
                                                 75,573,109
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $207,375,592)..........   207,375,592
                                               ------------
              SHORT TERM CORPORATE NOTES -- 11.3%
 16,900,000   American Express Credit
                Company, Variable Rate,
                2.83%, 04/05/05(a)...........    16,909,399
 30,430,000   Bank of America Corp., 2.68%,
                05/03/05.....................    30,430,000
 14,000,000   Merrill Lynch & Company,
                Variable Rate, 2.92%,
                02/10/06(a)..................    14,000,000
 33,850,000   Morgan Stanley, Variable Rate,
                2.71%, 02/03/06(a)...........    33,850,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $95,189,399).....    95,189,399
                                               ------------
              TOTAL SECURITIES (Cost
                $804,663,038)................   804,663,038
                                               ------------

                            See notes to portfolios.

                             MONEY MARKET PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 4.8%
$40,800,000   With Barclays Bank PLC, dated
                03/31/05, 2.85%, due
                04/01/05, repurchase proceeds
                at maturity $40,803,230
                (Collateralized by Freddie
                Mac, 3.35%, due 11/09/07,
                with a value of
                $41,616,948).................  $ 40,800,000
      8,908   With Investors Bank & Trust,
                dated 03/31/05, 2.36%, due
                04/01/05, repurchase proceeds
                at maturity $8,908
                (Collateralized by Small
                Business Administration,
                6.09%, due 06/25/16, with a
                value of $9,353).............         8,908
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $40,808,908)...........    40,808,908
                                               ------------
              Total Investments -- 99.9%
                (Cost $845,471,946)..........   845,471,946
              Other assets less
                liabilities -- 0.1%..........       938,275
                                               ------------
              NET ASSETS -- 100.0%...........  $846,410,221
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2005 is $845,471,946.
---------------

See summary of footnotes and abbreviations to portfolios.

                            See notes to portfolios.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 75.5%
              AUTOMOBILES -- 0.7%
$ 5,150,000   Daimler Chrysler NA Holding,
                4.13%, 03/07/07..............  $  5,079,909
                                               ------------
              BANKS -- 16.8%
  1,000,000   Abbey National PLC, Series EMTN
                (United Kingdom),
                6.69%, 10/17/05..............     1,016,659
  3,290,000   ABN AMRO Bank NV (Chicago),
                7.25%, 05/31/05..............     3,310,549
  2,905,000   ABN AMRO Bank NV (Chicago),
                7.13%, 06/18/07..............     3,081,984
  5,000,000   Amsouth Bank NA,
                Series BKNT, Floating Rate,
                2.72%, 01/20/06(b)...........     5,004,385
  1,000,000   Bank of America Corp.,
                6.20%, 02/15/06..............     1,019,499
  4,000,000   Bank of America Corp.,
                7.13%, 03/01/09..............     4,357,820
  1,500,000   Bank of America Corp.,
                Series MTN1, Floating Rate,
                3.14%, 08/26/05(b)...........     1,501,553
  4,100,000   Bank of Montreal -- Chicago,
                6.10%, 09/15/05..............     4,147,277
  3,000,000   Bank of Montreal -- Chicago,
                7.80%, 04/01/07..............     3,191,847
  4,000,000   Bank of Scotland -- 144A
                (United Kingdom),
                3.50%, 11/30/07..............     3,920,124
  2,000,000   BankBoston NA, Series BKNT,
                6.38%, 04/15/08..............     2,108,770
  2,000,000   Fifth Third Bank,
                6.75%, 07/15/05..............     2,019,266
  2,000,000   HBOS Treasury Services PLC --
                144A (United Kingdom),
                3.75%, 09/30/08..............     1,955,176
  5,333,000   HSBC Bank PLC (United Kingdom),
                7.63%, 06/15/06..............     5,559,860
  1,000,000   HSBC Bank PLC (United Kingdom),
                6.95%, 03/15/11..............     1,124,214
  2,650,000   Inter-American Development
                Bank,
                8.40%, 09/01/09..............     3,069,394
  5,000,000   KFW International Finance,
                Series DTC,
                5.25%, 06/28/06..............     5,084,635
  2,000,000   KFW International Finance,
                Series DTC,
                4.75%, 01/24/07..............     2,032,812
  4,545,455   National City Bank, Series
                BKNT,
                2.70%, 08/24/09..............     4,372,600
  2,825,000   National City Bank, Series
                BKNT,
                4.25%, 01/29/10..............     2,769,766
  1,000,000   National Westminster Bank
                (United Kingdom),
                7.38%, 10/01/09..............     1,109,450

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$ 6,115,000   Nordea Bank Finland New York,
                6.50%, 01/15/06..............  $  6,255,841
  5,000,000   SouthTrust Bank NA,
                Series BKNT, Floating Rate,
                2.95%, 12/14/05(b)...........     5,002,305
  4,000,000   SunTrust Banks, Inc.,
                Series BKNT, Floating Rate,
                2.56%, 10/03/05(b)...........     4,002,332
  3,000,000   Svenska Handelsbanken (Sweden),
                8.13%, 08/15/07..............     3,252,675
  3,000,000   Swiss Bank Corp.,
                7.25%, 09/01/06..............     3,133,212
  3,000,000   US Bancorp, Series MTNN,
                5.10%, 07/15/07..............     3,060,978
  2,145,000   US Bank NA (Minnesota),
                Series BKNT,
                7.30%, 08/15/05..............     2,171,019
  3,000,000   US Bank NA, Series BKNT,
                Floating Rate,
                2.95%, 12/05/05(b)...........     3,001,473
  6,300,000   US Central Credit Union,
                2.75%, 05/30/08..............     6,036,269
  1,500,000   Wachovia Corp.,
                7.55%, 08/18/05..............     1,523,511
  7,000,000   Wachovia Corp., Floating Rate,
                2.94%, 07/20/07(c)...........     7,004,290
  3,166,000   Wells Fargo & Company,
                6.88%, 04/01/06..............     3,248,598
  4,000,000   Wells Fargo & Company,
                Floating Rate,
                3.10%, 09/15/06(b)...........     4,006,560
  6,000,000   Wells Fargo & Company,
                Floating Rate,
                3.15%, 09/28/07(b)...........     6,010,584
  2,150,000   Wells Fargo & Company,
                Series MTN, Floating Rate,
                3.00%, 03/10/08(b)...........     2,150,073
  1,000,000   Wells Fargo & Company,
                Series MTNH,
                6.75%, 10/01/06..............     1,042,369
                                               ------------
                                                122,659,729
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.3%
  2,500,000   First Data Corp.,
                6.75%, 07/15/05..............     2,524,753
                                               ------------
              FINANCIAL SERVICES -- 8.9%
  4,000,000   Associates Corp. NA, Series
                MTNH,
                7.63%, 04/27/05..............     4,011,312
  2,050,000   Caterpillar Financial Services
                Corp., Series MTND,
                9.50%, 02/06/07..............     2,185,593
  5,000,000   Citigroup, Inc.,
                3.50%, 02/01/08..............     4,885,415
  4,500,000   Citigroup, Inc., Floating Rate,
                3.00%, 06/04/07(b)...........     4,504,005
  3,570,000   General Electric Capital Corp.,
                8.30%, 09/20/09..............     4,081,267

                            See notes to portfolios.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 1,000,000   General Electric Capital Corp.,
                Series MTNA,
                8.70%, 03/01/07..............  $  1,079,486
  6,000,000   Goldman Sachs Group, Inc.,
                Series MTN1, Floating Rate,
                2.75%, 01/09/07(b)...........     6,011,910
  8,000,000   Heller Financial, Inc.,
                8.00%, 06/15/05..............     8,074,360
  1,000,000   Heller Financial, Inc.,
                6.38%, 03/15/06..............     1,022,731
  7,000,000   Lehman Brothers Holdings, Inc.,
                8.25%, 06/15/07..............     7,585,382
  2,250,000   Lehman Brothers Holdings, Inc.,
                7.00%, 02/01/08..............     2,402,343
  5,000,000   Morgan Stanley,
                3.88%, 01/15/09..............     4,866,160
  2,000,000   Morgan Stanley, Floating Rate,
                2.83%, 07/27/07(b)...........     2,002,734
  2,100,000   The Bear Stearns Companies,
                Inc.,
                3.25%, 03/25/09..............     1,994,263
  6,000,000   The Bear Stearns Companies,
                Inc.,
                Series MTNB, Floating Rate,
                3.30%, 06/19/06(b)...........     6,019,440
  2,454,540   Toyota Motor Credit Corp.,
                Series MTN,
                2.75%, 08/06/09..............     2,327,110
  2,500,000   Toyota Motor Credit Corp.,
                Series MTN, Floating Rate,
                2.82%, 09/09/05(c)...........     2,501,165
                                               ------------
                                                 65,554,676
                                               ------------
              FOOD AND BEVERAGE -- 0.8%
  6,000,000   Kellogg Company, Series B,
                6.00%, 04/01/06..............     6,108,522
                                               ------------
              INSURANCE -- 0.3%
  2,000,000   Met Life Global Funding
                I -- 144A,
                4.25%, 07/30/09..............     1,969,044
                                               ------------
              OIL, COAL AND GAS -- 1.4%
  3,500,000   ConocoPhillips,
                8.75%, 05/25/10..............     4,146,209
  1,840,000   Michigan Consolidated Gas
                Company,
                6.13%, 09/01/08..............     1,928,844
  3,760,000   Tosco Corp.,
                7.25%, 01/01/07..............     3,938,653
                                               ------------
                                                 10,013,706
                                               ------------
              PHARMACEUTICALS -- 0.4%
  3,000,000   Abbott Laboratories,
                5.63%, 07/01/06..............     3,056,709
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES -- 13.6%
$ 6,500,000   AmeriCredit Automobile
                Receivables Trust,
                Series 2005-AX, Class A3,
                3.63%, 01/06/10..............  $  6,435,546
  4,500,000   Bay View Auto Trust,
                Series 2005-LJ1, Class A4,
                4.09%, 05/25/12..............     4,425,469
  1,305,534   Capital One Auto Finance Trust,
                Series 2003-A , Class A3A,
                1.83%, 10/15/07..............     1,299,809
  4,000,000   Capital One Auto Finance Trust,
                Series 2005-A, Class A3,
                4.28%, 07/15/09..............     3,999,430
  3,500,000   Capital One Prime Auto
                Receivables Trust,
                Series 2004-3, Class A4,
                3.69%, 06/15/10..............     3,433,471
  4,500,000   Carmax Auto Owner Trust,
                Series 2004-2, Class A4,
                3.46%, 09/15/11..............     4,387,786
  1,628,166   Chevy Chase Auto Receivables
                Trust, Series 2001-2, Class
                A4,
                4.44%, 04/16/07..............     1,633,636
  7,500,000   Fifth Third Auto Trust,
                Series 2004-A, Class A4,
                3.70%, 10/20/11..............     7,391,058
  4,525,000   Franklin Auto Trust,
                Series 2003-1, Class A4,
                2.27%, 05/20/11..............     4,422,775
  2,000,000   Franklin Auto Trust,
                Series 2004-1, Class A2,
                3.57%, 03/16/09..............     1,984,302
  3,000,000   Harley-Davidson Motorcycle
                Trust,
                Series 2004-1, Class A2,
                2.53%, 11/15/11..............     2,903,230
  1,472,305   Household Automotive Trust,
                Series 2003-1, Class A3,
                1.73%, 12/17/07..............     1,464,254
  1,160,866   Hyundai Auto Receivables Trust,
                Series 2002-A, Class A3,
                2.80%, 02/15/07..............     1,159,750
    570,838   Marshall & Ilsley Auto Loan
                Trust,
                Series 2002-1, Class A3,
                2.49%, 10/22/07..............       570,532
  3,500,000   National City Auto Receivables
                Trust, Series 2004-A, Class
                A3,
                2.11%, 07/15/08..............     3,444,914
  1,500,000   Onyx Acceptance Owner Trust,
                Series 2004-A, Class A3,
                2.19%, 03/17/08..............     1,482,590
  3,250,000   Onyx Acceptance Owner Trust,
                Series 2005-A, Class A4,
                3.91%, 09/15/11..............     3,202,169
  1,040,079   Provident Auto Lease ABS Trust,
                Series 1999-1, Class A2,
                7.03%, 01/14/12..............     1,057,266
  4,000,000   Regions Auto Receivables Trust,
                Series 2003-2, Class A3,
                2.31%, 01/15/08..............     3,966,254

                            See notes to portfolios.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES (CONTINUED)
$    24,831   Ryder Vehicle Lease Trust,
                Series 2001-A, Class A4,
                5.81%, 08/15/06..............  $     24,831
  2,200,000   Ryder Vehicle Lease Trust,
                Series 2001-A, Class A5,
                6.17%, 11/15/07..............     2,235,231
  3,884,521   Susquehanna Auto Lease Trust,
                Series 2003-1, Class A3,
                2.46%, 01/14/07..............     3,862,648
  5,600,000   Susquehanna Auto Lease Trust,
                Series 2005-1, Class A3,
                4.43%, 06/16/08..............     5,600,000
  5,000,000   Triad Auto Receivables Owner
                Trust, Series 2002-A, Class
                A4,
                3.24%, 08/12/09..............     4,977,000
  8,000,000   Volkswagen Auto Loan Enhanced
                Trust, Series 2003-2, Class
                A3,
                2.27%, 10/22/07..............     7,925,860
  8,500,000   Wachovia Auto Owner Trust,
                Series 2004-A, Class A4,
                3.66%, 07/20/10..............     8,383,916
  4,500,000   WFS Financial Owner Trust,
                Series 2004-1, Class A4,
                2.81%, 08/22/11..............     4,372,591
  3,000,000   Whole Auto Loan Trust,
                Series 2003-1, Class A3B,
                1.99%, 05/15/07..............     2,974,205
                                               ------------
                                                 99,020,523
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.2%
  1,550,000   Bank One Issuance Trust,
                Series 2002-A2, Class A2,
                4.16%, 01/15/08..............     1,553,022
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 4.8%
  1,625,000   Advanta Business Card Master
                Trust, Series 2000-C, Class
                B, Floating Rate,
                3.55%, 04/20/08(c)...........     1,627,001
  1,500,000   Chemical Master Credit Card
                Trust 1, Series 1996-2, Class
                A,
                5.98%, 09/15/08..............     1,526,265
  5,000,000   Citibank Credit Card Issuance
                Trust, Series 2000-A3, Class
                A3,
                6.88%, 11/16/09..............     5,323,681
  2,000,000   Citibank Credit Card Issuance
                Trust, Series 2003-A6, Class
                A6,
                2.90%, 05/17/10..............     1,915,213
  5,375,000   Citibank Omni-S Master Trust,
                Series 2000-2, Class A,
                6.75%, 09/16/09..............     5,454,695
  3,000,000   Fleet Credit Card Master Trust
                II,
                Series 2001-B, Class A,
                5.60%, 12/15/08..............     3,058,889
  1,700,000   Household Private Label Credit
                Card Master Note Trust I,
                Series 2002-2, Class A,
                Floating Rate,
                2.98%, 01/18/11(c)...........     1,703,641

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: CREDIT CARDS
                (CONTINUED)
$ 6,000,000   Nordstrom Private Label Credit
                Card, Series 2001-1A, Class
                A,
                4.82%, 04/15/10..............  $  6,066,104
  5,500,000   Prime Credit Card Master Trust,
                Series 2000-1, Class A,
                6.70%, 10/15/09..............     5,605,803
  2,570,000   Standard Credit Card Master
                Trust, Series 1994-2, Class
                A,
                7.25%, 04/07/08..............     2,657,685
                                               ------------
                                                 34,938,977
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 5.4%
    577,225   Caterpillar Financial Asset
                Trust,
                Series 2002-A, Class A3,
                3.15%, 02/25/08..............       577,618
  1,751,468   Caterpillar Financial Asset
                Trust,
                Series 2003-A, Class A3,
                1.66%, 12/26/07..............     1,731,260
  4,500,000   Caterpillar Financial Asset
                Trust,
                Series 2004-A, Class A3,
                3.13%, 01/26/09..............     4,446,103
  3,765,695   Community Program Loan Trust,
                Series 1987-A, Class A4,
                4.50%, 10/01/18..............     3,757,594
    848,116   Distribution Financial Services
                Trust, Series 2001-1, Class
                A4,
                5.67%, 01/17/17..............       853,724
  3,000,000   First National Master Note
                Trust,
                Series 2003-1, Class A,
                Floating Rate,
                2.91%, 08/15/08(c)...........     3,004,387
  1,550,000   Morgan Stanley Capital I,
                Series 2001-IQA, Class A2,
                5.33%, 12/18/32..............     1,580,951
    179,407   Morgan Stanley Capital I,
                Series 2002-HQ, Class A1,
                4.59%, 04/15/34..............       180,367
  1,657,496   Morgan Stanley Capital I,
                Series 2003-T11, Class A1,
                3.26%, 06/13/41..............     1,617,831
  1,712,013   Morgan Stanley Capital I,
                Series 2004-T13, Class A1,
                2.85%, 09/13/45..............     1,657,216
  7,000,000   Morgan Stanley Capital I,
                Series 2005-HQ5, Class A1,
                4.52%, 01/14/42..............     7,008,399
    225,511   Morgan Stanley Capital,
                Series 1999-RM1, Class A1,
                6.37%, 12/15/31..............       229,843
    582,544   Morgan Stanley Capital,
                Series 2001-TOP3, Class A1,
                5.31%, 07/15/33..............       588,282
    408,546   Nations Credit Grantor Trust,
                Series 1997, Class A,
                6.75%, 08/15/13..............       410,475
  2,516,619   Navistar Financial Corp. Owner
                Trust, Series 2001-B, Class
                A4,
                4.37%, 11/17/08..............     2,521,385

                            See notes to portfolios.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCIAL SERVICES
                (CONTINUED)
$ 2,150,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A3,
                5.98%, 06/15/08..............  $  2,186,152
  3,550,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A5,
                6.45%, 03/15/13..............     3,839,973
  3,590,714   Public Service New Hampshire
                Funding LLC,
                Series 2001-1, Class A2,
                5.73%, 11/01/10..............     3,675,437
                                               ------------
                                                 39,866,997
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 10.3%
  3,716,930   Banc of America Commercial
                Mortgage, Inc.,
                Series 2002-2, Class A1,
                3.37%, 07/11/43..............     3,680,761
  2,635,258   Banc of America Commercial
                Mortgage, Inc.,
                Series 2003-2, Class A1,
                3.41%, 03/11/41..............     2,578,559
  1,961,704   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1998-C1, Class A1,
                6.34%, 06/16/30..............     2,013,718
    943,130   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1999-C1, Class A1,
                5.91%, 02/14/31..............       968,475
  1,712,903   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2001-TOP4, Class A1,
                5.06%, 11/15/16..............     1,736,571
    890,797   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2002-PBW1, Class A1,
                3.97%, 11/11/35..............       873,953
  1,889,965   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2004-PWR5, Class A1,
                3.76%, 07/11/42..............     1,857,167
  2,426,643   Commercial Mortgage
                Pass-Through Certificates,
                Series 2004-LB2A, Class A1,
                2.96%, 03/10/39..............     2,350,376
    256,563   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2001-CF2, Class A1,
                5.26%, 02/15/34..............       257,169
  5,000,000   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2001-CP4, Class A2,
                5.87%, 12/15/35..............     5,186,764
  3,847,294   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2003-C3, Class A1,
                2.08%, 05/15/38..............     3,700,029

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 3,897,779   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2004-C1, Class A1,
                2.25%, 01/15/37..............  $  3,791,457
  3,000,000   Equity One ABS, Inc.,
                Series 2004-3, Class AF2,
                3.80%, 07/25/34..............     2,970,214
    826,591   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2001-3, Class A1,
                5.56%, 06/10/38..............       849,839
    550,930   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2002-1, Class A1,
                5.03%, 12/10/35..............       557,851
  3,694,515   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2002-3A, Class A1,
                4.23%, 12/10/37..............     3,655,461
  2,977,352   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2004-C3, Class A1,
                3.75%, 07/10/39..............     2,931,032
  2,581,989   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2005-C1, Class A1,
                4.01%, 06/10/48..............     2,563,839
  2,200,000   GMAC Mortgage Corp. Loan Trust,
                Series 2004-GH1, Class A2,
                4.39%, 12/25/25..............     2,204,050
    655,629   IMC Home Equity Loan Trust,
                Series 1997-3, Class A7,
                7.08%, 08/20/28..............       654,891
  1,333,597   Interstar Millennium Trust,
                Series 2003-3G, Class A2
                (Australia), Floating Rate,
                3.34%, 09/27/35(b)...........     1,336,137
  2,180,240   Interstar Millennium Trust,
                Series 2004-2G, Class A
                (Australia), Floating Rate,
                3.21%, 03/14/36(b)...........     2,182,199
    849,710   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2002-C2, Class A1,
                4.33%, 12/12/34..............       839,038
  3,572,357   JP Morgan Mortgage Trust,
                Series 2005-A1, Class 5A1,
                4.48%, 02/25/35..............     3,572,357
  1,847,288   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A1,
                2.72%, 03/15/27..............     1,796,779
  1,850,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A2,
                3.32%, 03/15/27..............     1,794,573
  2,839,200   LB-UBS Commercial Mortgage
                Trust, Series 2003-C3, Class
                A1,
                2.60%, 05/15/27..............     2,740,745

                            See notes to portfolios.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 3,000,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C5, Class
                A2,
                3.48%, 07/15/27..............  $  2,914,358
  1,942,717   LB-UBS Commercial Mortgage
                Trust, Series 2004-C8, Class
                A1,
                3.94%, 12/15/29..............     1,919,136
  3,400,000   Residential Asset Mortgage
                Products, Inc., Series 2003-
                RS11, Class AI4,
                4.26%, 06/25/29..............     3,382,696
  2,391,332   Vendee Mortgage Trust,
                Series 1996-1, Class 1K,
                6.75%, 11/15/12..............     2,414,739
  4,926,735   Wachovia Bank Commercial
                Mortgage Trust, Series
                2003-4, Class A1,
                3.00%, 04/15/35..............     4,796,312
                                               ------------
                                                 75,071,245
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 6.7%
  1,923,765   Bear Stearns Asset Backed
                Securities, Inc.,
                Series 2003-AC3, Class A1,
                4.00%, 07/25/33..............     1,916,402
  4,672,000   California Infrastructure PG&E
                Corp., Series 1997-1, Class
                A8,
                6.48%, 12/26/09..............     4,891,363
  2,640,087   California Infrastructure
                SCE-1,
                Series 1997-1, Class A6,
                6.38%, 09/25/08..............     2,700,863
  1,609,237   CIT Equipment Collateral,
                Series 2003-VT1, Class A3B,
                1.63%, 04/20/07..............     1,592,329
  2,000,000   CIT Equipment Collateral,
                Series 2004-VT1, Class A3,
                2.20%, 03/20/08..............     1,968,928
  3,000,000   CIT RV Trust,
                Series 1998-A, Class A5,
                6.12%, 11/15/13..............     3,060,972
  5,000,000   CNH Equipment Trust,
                Series 2004-A, Class A3B,
                2.94%, 10/15/08..............     4,904,823
  2,000,000   CNH Wholesale Master Note
                Trust, Series 2003-1, Class
                A, Floating Rate,
                3.01%, 08/15/08(c)...........     2,000,914
  6,000,000   Connecticut RRB Special Purpose
                Trust CL&P1, Series 2001-1,
                Class A3,
                5.73%, 03/30/09..............     6,124,627
  2,342,460   Crusade Global Trust,
                Series 2004-2, Class A1
                (Australia), Floating Rate,
                2.98%, 11/19/37(b)...........     2,344,428
  4,000,000   GE Dealer Floorplan Master Note
                Trust, Series 2004-2, Class
                A, Floating Rate,
                2.93%, 07/20/09(c)...........     4,007,598

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER (CONTINUED)
$ 2,600,000   Illinois Power Special Purpose
                Trust, Series 1998-1, Class
                A6,
                5.54%, 06/25/09..............  $  2,652,542
  4,540,813   Nelnet Student Loan Corp.,
                Series 2001-A, Class A1,
                5.76%, 07/01/12..............     4,636,047
  1,915,373   PBG Equipment Trust,
                Series 1A, Class A,
                6.27%, 01/20/12..............     1,932,723
  2,300,000   Permanent Financing PLC, Series
                7, Class 2A (United Kingdom),
                Floating Rate,
                3.05%, 09/10/14(b)...........     2,300,000
  2,400,000   Providian Gateway Master Trust,
                Series 2004-FA, Class A,
                3.65%, 11/15/11..............     2,355,000
                                               ------------
                                                 49,389,559
                                               ------------
              PRIVATE ASSET BACKED: RECEIVABLES -- 0.4%
  3,045,799   Alter Moneta Receivables LLC,
                Series 2003-1,
                2.56%, 03/15/11..............     3,029,116
                                               ------------
              PRIVATE ASSET BACKED: TRANSPORTATION -- 1.2%
  2,150,000   E-Trade RV and Marine Trust,
                Series 2004-1, Class A3,
                3.62%, 10/08/18..............     2,109,297
  1,233,088   Railcar Leasing LLC, Series 1,
                Class A1,
                6.75%, 07/15/06..............     1,256,683
  5,000,000   Railcar Leasing LLC, Series 1,
                Class A2,
                7.13%, 01/15/13..............     5,385,775
                                               ------------
                                                  8,751,755
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 1.0%
  5,000,000   PECO Energy Transition Trust,
                Series 1999-A, Class A6,
                6.05%, 03/01/09..............     5,130,552
  2,000,000   PECO Energy Transition Trust,
                Series 2001-A, Class A1,
                6.52%, 12/31/10..............     2,171,176
                                               ------------
                                                  7,301,728
                                               ------------
              SPECIAL PURPOSE ENTITY -- 2.0%
  7,475,000   Allstate Life Global Funding
                Trust, Series MTN,
                3.85%, 01/25/08..............     7,367,808
  2,500,000   New York Life Global Funding --
                144A,
                3.88%, 01/15/09..............     2,449,688
  5,000,000   New York Life Global Funding --
                144A, Floating Rate,
                2.95%, 02/26/07(b)...........     5,003,790
                                               ------------
                                                 14,821,286
                                               ------------

                            See notes to portfolios.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              '-TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.3%
$ 2,000,000   SBC Communications Capital
                Corp., Series MTND,
                6.68%, 11/28/07..............  $  2,101,410
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $563,228,847)..........   552,812,666
                                               ------------
              US TREASURY SECURITIES -- 2.8%
 21,000,000   US Treasury Notes,
                2.75%, 08/15/07(d)
                (Cost $21,006,698)...........    20,484,030
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 16.5%
              FANNIE MAE -- 3.2%
  1,434,710   PL# 254062, 6.00%, 10/01/11....     1,479,636
  2,704,980   PL# 254754, 4.50%, 05/01/10....     2,693,784
  3,772,256   PL# 254758, 4.50%, 06/01/13....     3,761,674
  1,911,812   PL# 254805, 5.00%, 06/01/13....     1,920,578
  3,825,415   PL# 254807, 5.00%, 07/01/13....     3,842,956
    949,290   PL# 323743, 5.00%, 04/01/14....       949,898
    586,340   PL# 429168, 6.00%, 05/01/13....       606,237
    542,392   PL# 50903, 6.00%, 09/01/08.....       554,140
    687,139   PL# 50973, 6.00%, 01/01/09.....       702,022
    592,388   PL# 517699, 6.00%, 07/01/14....       612,454
  2,039,738   PL# 545038, 6.00%, 09/01/14....     2,107,957
  3,522,071   PL# 555154, 5.50%, 12/01/22....     3,562,305
    508,780   PL# 609771, 6.00%, 09/01/08....       525,076
                                               ------------
                                                 23,318,717
                                               ------------
              FEDERAL FARM CREDIT BANK -- 1.2%
  8,500,000   2.50%, 11/15/05................     8,451,763
                                               ------------
              FEDERAL HOME LOAN BANK -- 0.9%
  7,048,039   Series 6T-9009, 3.84%,
                11/25/09.....................     6,866,319
                                               ------------
              FREDDIE MAC GOLD -- 0.6%
      7,372   PL# D06777, 7.50%, 03/01/08....         7,618
    239,740   PL# E00532, 6.50%, 02/01/13....       250,874
    409,072   PL# E00542, 6.50%, 04/01/13....       428,126
  1,020,284   PL# E00676, 5.50%, 06/01/14....     1,043,239
  1,470,345   PL# E89557, 5.50%, 04/01/17....     1,502,354
  1,448,079   PL# M90802, 4.00%, 03/01/08....     1,437,506
                                               ------------
                                                  4,669,717
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 0.3%
  2,287,411   PL# 436708, 5.75%, 12/15/22....     2,355,532
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 9.6%
  2,598,019   Fannie Mae -- ACES,
                Series 1998-M1, Class A2,
                6.25%, 01/25/08..............     2,690,930
  1,874,454   Fannie Mae, Series 1993-234,
                Class PC,
                5.50%, 12/25/08..............     1,898,621

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 5,400,000   Fannie Mae, Series 2003-32,
                Class PE,
                4.00%, 03/25/26..............  $  5,251,814
  2,300,000   Fannie Mae, Series 2003-34,
                Class GT,
                4.00%, 01/25/27..............     2,255,163
  5,000,000   Fannie Mae, Series 2003-46,
                Class PQ,
                3.00%, 06/25/19..............     4,908,339
  2,550,000   Fannie Mae, Series 2003-62,
                Class OD,
                3.50%, 04/25/26..............     2,450,689
  3,486,226   Fannie Mae, Series 2003-63,
                Class GU,
                4.00%, 07/25/33..............     3,444,719
  1,500,000   Fannie Mae, Series 2003-67,
                Class GL,
                3.00%, 01/25/25..............     1,458,186
  7,146,277   Fannie Mae, Series 2003-69,
                Class GJ,
                3.50%, 12/25/31..............     6,811,971
  4,087,000   Fannie Mae, Series 2004-21,
                Class QA,
                4.00%, 11/25/17..............     4,076,843
  3,987,638   Fannie Mae, Series 2004-70,
                Class DN,
                4.00%, 12/25/29..............     3,869,053
  6,700,000   Fannie Mae, Series 2004-80,
                Class LG,
                4.00%, 10/25/16..............     6,605,892
  6,721,751   Federal Home Loan Bank, Series
                1Y-9009, Class A,
                4.06%, 08/25/09..............     6,575,297
  3,485,525   Federal Home Loan Bank, Series
                3Q-9009, Class 1,
                3.92%, 09/25/09..............     3,412,357
    742,047   Freddie Mac, Series 2557, Class
                MA,
                4.50%, 07/15/16..............       743,118
  2,991,114   Freddie Mac, Series 2614, Class
                JA,
                3.76%, 03/15/29..............     2,900,248
    133,234   Freddie Mac, Series 2640, Class
                PA,
                5.00%, 02/15/11..............       133,140

                            See notes to portfolios.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 6,462,607   Freddie Mac, Series 2672, Class
                HA,
                4.00%, 09/15/16..............  $  6,367,772
  4,900,870   Freddie Mac, Series 2760, Class
                EA,
                4.50%, 04/15/13..............     4,926,391
                                               ------------
                                                 70,780,543
                                               ------------
              PRIVATE ASSET BACKED: US GOVERNMENT
                AGENCIES -- 0.7%
  5,000,000   Student Loan Marketing
                Association Student Loan
                Trust, Series 2003-4, Class
                A5B,
                3.39%, 03/15/33..............     4,799,825
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $123,780,709)..........   121,242,416
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 2.8%
  3,000,000   Hydro Quebec, Series MTNB,
                7.00%, 04/12/05..............     3,002,418
  5,000,000   Hydro Quebec, Series MTNB,
                6.52%, 02/23/06..............     5,117,560
  3,500,000   Province of British Columbia
                (Canada),
                4.63%, 10/03/06..............     3,543,897
  5,000,000   Province of Manitoba (Canada),
                4.25%, 11/20/06..............     5,033,535
  4,000,000   Province of Ontario (Canada),
                5.50%, 10/01/08..............     4,153,824
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $20,975,686)...........    20,851,234
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 1.0%
$ 7,192,925   Securities Lending Collateral
                Investment (Note 2)
                (Cost $7,192,925)............  $  7,192,925
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITY -- 0.8%
  6,000,000   Fannie Mae,
                2.67%, 04/18/05
                (Cost $5,992,435)............     5,992,435
                                               ------------
              TOTAL SECURITIES
                (Cost $742,177,300)..........   728,575,706
                                               ------------
              REPURCHASE AGREEMENT -- 1.5%
 11,332,405   With Investors Bank and Trust,
                dated 03/31/05, 2.36%, due
                04/01/05, repurchase proceeds
                at maturity $11,333,148
                (Collateralized by Small
                Business Administration,
                4.88%, due 03/25/29, with a
                value of $11,899,025) (Cost
                $11,332,405).................    11,332,405
                                               ------------
              Total Investments -- 100.9%
                (Cost $753,509,705)..........   739,908,111
              Liabilities less other
                assets -- (0.9)%.............    (6,437,736)
                                               ------------
              NET ASSETS -- 100.0%             $733,470,375
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2005 is $753,509,705.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $    489,642
    Gross unrealized depreciation..........   (14,091,236)
                                             ------------
    Net unrealized depreciation............  $(13,601,594)
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                            See notes to portfolios.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 59.6%
              US TREASURY BONDS -- 0.9%
$ 1,854,000   6.00%, 02/15/26................  $  2,121,454
                                               ------------
              US TREASURY INFLATION INDEX -- 4.5%
 10,986,149   1.63%, 01/15/15................    10,827,366
                                               ------------
              US TREASURY NOTES -- 54.2%
 34,936,000   1.63%, 04/30/05................    34,914,201
  2,600,000   4.63%, 05/15/06................     2,631,993
  3,815,000   2.38%, 08/15/06................     3,752,262
  2,300,000   6.50%, 10/15/06................     2,396,763
  2,175,000   3.25%, 08/15/07................     2,146,368
  2,610,000   3.00%, 11/15/07(d).............     2,554,130
  2,325,000   3.00%, 02/15/08................     2,266,784
  2,855,000   2.63%, 05/15/08................     2,743,478
  2,300,000   3.13%, 09/15/08................     2,233,877
  2,500,000   3.13%, 10/15/08................     2,425,880
  1,700,000   4.75%, 11/15/08................     1,741,305
  2,142,000   3.38%, 12/15/08................     2,092,635
  2,000,000   3.25%, 01/15/09................     1,944,064
  2,250,000   3.00%, 02/15/09................     2,164,484
  2,545,000   3.13%, 04/15/09................     2,455,032
 35,192,000   3.38%, 09/15/09(d).............    34,118,399
  2,250,000   3.38%, 10/15/09(d).............     2,179,161
  6,894,000   3.50%, 11/15/09(d).............     6,709,268
  2,000,000   3.50%, 12/15/09................     1,943,360
  2,000,000   3.63%, 01/15/10................     1,952,736
  3,730,000   3.88%, 02/15/13(d).............     3,601,636
  1,700,000   3.63%, 05/15/13(d).............     1,614,072
  1,557,000   4.75%, 05/15/14................     1,586,681
  7,992,000   4.00%, 02/15/15................     7,678,562
                                               ------------
                                                129,847,131
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $144,224,811)..........   142,795,951
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 22.4%
              FANNIE MAE -- 21.1%
 15,578,000   4.25%, 07/15/07................    15,638,380
  3,350,000   6.00%, 05/15/11................     3,591,163
  2,110,000   5.00%, 04/15/15................     2,130,522
  2,959,562   PL# 648688, 6.50%, 07/01/32....     3,083,149
  3,421,330   PL# 809212, 4.74%, 01/01/35....     3,411,089
  5,732,206   PL# 818844, 4.54%, 12/01/34....     5,684,274
 17,189,000   TBA, 5.50%, 04/01/35...........    17,215,850
                                               ------------
                                                 50,754,427
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FEDERAL HOME LOAN BANK -- 1.3%
$ 1,500,000   Series P113,
                5.13%, 05/24/13..............  $  1,547,386
  1,500,000   Series 363,
                4.50%, 11/15/12..............     1,489,901
                                               ------------
                                                  3,037,287
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $53,958,346).................    53,791,714
                                               ------------
              CORPORATE BONDS AND NOTES -- 15.6%
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES -- 4.4%
  4,535,000   Carmax Auto Owner Trust, Series
                2004-2, Class A4,
                3.46%, 09/15/11..............     4,421,914
  1,714,000   Onyx Acceptance Auto Trust,
                Series 2003-C, Class A4,
                2.66%, 05/17/10..............     1,673,613
  2,044,000   Onyx Acceptance Owner Trust,
                Series 2005-A, Class A4,
                3.91%, 09/15/11..............     2,013,918
  2,528,000   Wells Fargo Financial Auto
                Owner Trust, Series 2004-A,
                Class A4,
                2.67%, 08/16/10..............     2,463,456
                                               ------------
                                                 10,572,901
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 3.3%
  1,788,000   Greenwich Capital Commercial
                Funding Corp., Series
                2005-GG3, Class A3,
                4.57%, 08/10/42..............     1,754,085
  1,625,000   Morgan Stanley Capital I,
                Series 2005-T17, Class A5,
                4.78%, 12/31/41..............     1,591,476
  1,794,000   Navistar Financial Corp. Owner
                Trust, Series 2004-A, Class
                A4,
                2.59%, 03/15/11..............     1,731,587
  1,367,000   WFS Financial Owner Trust,
                Series 2003-1, Class A4,
                2.74%, 09/20/10..............     1,350,783
  1,507,000   WFS Financial Owner Trust,
                Series 2004-4, Class A4,
                3.44%, 05/17/12..............     1,473,658
                                               ------------
                                                  7,901,589
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 3.5%
  2,715,000   Chase Funding Mortgage Loan,
                Series 2004-1, Class 1A2,
                2.43%, 06/25/19..............     2,696,602
  1,192,000   Commercial Mortgage
                Pass-Through Certificates,
                Series 2004-LB4A, Class A4,
                4.58%, 10/15/37..............     1,164,878

                            See notes to portfolios.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   865,000   JP Morgan Chase Commercial
                Mortgage Securities, Series
                2003-CB6, Class A2,
                5.26%, 07/12/37..............  $    878,401
  3,794,000   Wells Fargo Home Equity Trust,
                Series 2004-2, Class AI3,
                3.97%, 09/25/24..............     3,737,909
                                               ------------
                                                  8,477,790
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 2.9%
  3,837,000   CNH Equipment Trust, Series
                2003-B, Class A4B,
                3.38%, 02/15/11..............     3,768,230
  2,053,000   CNH Equipment Trust, Series
                2004-A, Class A4B,
                3.48%, 09/15/11..............     1,993,018
  1,121,000   Countrywide Asset-Backed
                Certificates, Series 2005-1,
                Class AF3,
                4.58%, 07/25/35..............     1,120,988
                                               ------------
                                                  6,882,236
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 1.5%
  1,853,000   PG&E Energy Recovery Funding
                LLC, Series 2005-1, Class A2,
                3.87%, 06/25/11..............     1,836,570
  1,544,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A8,
                6.89%, 12/15/17..............     1,764,661
                                               ------------
                                                  3,601,231
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $37,973,090)...........    37,435,747
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 23.2%
$55,723,213   Securities Lending Collateral
                Investment (Note 2) (Cost
                $55,723,213).................  $ 55,723,213
                                               ------------
              TOTAL SECURITIES (Cost
                $291,879,460)................   289,746,625
                                               ------------

              REPURCHASE AGREEMENT -- 3.7%
  8,755,536   With Investors Bank and Trust,
                dated 03/31/05, 2.36%, due
                04/01/05, repurchase proceeds
                at maturity $8,756,110
                (Collateralized by various
                Small Business
                Administrations,
                5.28% -- 5.38%, due
                01/25/27 -- 05/25/28, with a
                total value of $9,193,313)
                (Cost $8,755,536)............     8,755,536
                                               ------------
              Total Investments -- 124.5%
                (Cost $300,634,996)..........   298,502,161
              Liabilities less other
                assets -- (24.5)%............   (58,659,185)
                                               ------------
              NET ASSETS -- 100.0%...........  $239,842,976
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2005 is $300,634,996.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $   354,249
    Gross unrealized depreciation...........   (2,487,084)
                                              -----------
    Net unrealized depreciation.............  $(2,132,835)
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US TREASURY SECURITIES -- 32.4%
               US TREASURY BONDS -- 6.7%
$ 13,125,000   10.38%, 11/15/12(d)..........  $   15,209,631
  40,645,000   8.13%, 08/15/19(d)...........      54,694,553
   8,090,000   8.50%, 02/15/20..............      11,259,322
   4,600,000   6.00%, 02/15/26..............       5,263,587
  12,095,000   6.75%, 08/15/26(d)...........      15,065,363
   3,280,000   6.13%, 11/15/27(d)...........       3,834,655
  11,905,000   5.50%, 08/15/28..............      12,936,461
                                              --------------
                                                 118,263,572
                                              --------------
               US TREASURY NOTES -- 25.7%
  64,985,000   2.50%, 10/31/06(d)...........      63,817,350
  31,350,000   2.88%, 11/30/06..............      30,933,641
  72,185,000   3.13%, 01/31/07(d)...........      71,389,882
  64,050,000   3.38%, 02/28/07..............      63,602,162
 136,650,000   3.75%, 03/31/07(e)...........     136,586,048
  12,760,000   4.00%, 03/15/10(d)...........      12,664,313
   9,880,000   4.75%, 05/15/14..............      10,068,342
   9,535,000   4.25%, 11/15/14..............       9,340,953
  53,910,000   4.00%, 02/15/15..............      51,812,578
                                              --------------
                                                 450,215,269
                                              --------------
               TOTAL US TREASURY SECURITIES
                 (Cost $570,435,748)........     568,478,841
                                              --------------
               US GOVERNMENT AGENCY SECURITIES -- 27.4%
               FANNIE MAE -- 17.3%
   2,760,000   1.75%, 06/16/06..............       2,693,931
  25,850,000   2.71%, 01/30/07..............      25,283,161
  14,090,000   2.35%, 04/05/07..............      13,644,136
   9,405,000   6.00%, 05/15/11..............      10,082,057
     547,940   PL# 252571, 7.00%,
                 07/01/29...................         578,581
       9,069   PL# 252716, 7.00%,
                 09/01/29...................           9,576
       1,888   PL# 253264, 7.00%,
                 05/01/30...................           1,993
       2,045   PL# 253346, 7.50%,
                 06/01/30...................           2,189
      26,068   PL# 253479, 7.00%,
                 10/01/30...................          27,517
      17,291   PL# 253698, 6.00%,
                 02/01/16...................          17,872
      62,935   PL# 253990, 7.00%,
                 09/01/16...................          66,237
      50,846   PL# 254008, 7.00%,
                 10/01/31...................          53,661
     637,205   PL# 254346, 6.50%,
                 06/01/32...................         662,698
     547,848   PL# 254406, 6.50%,
                 08/01/32...................         569,766
     400,777   PL# 255559, 5.50%,
                 12/01/19...................         408,834
       1,946   PL# 259141, 7.50%,
                 12/01/30...................           2,083
       9,557   PL# 323250, 6.00%,
                 08/01/13...................           9,877
   1,520,448   PL# 323842, 5.50%,
                 07/01/14...................       1,552,450
      93,253   PL# 323967, 7.00%,
                 10/01/29...................          98,468
      46,497   PL# 357513, 5.50%,
                 02/01/34...................          46,611
       8,827   PL# 492742, 7.00%,
                 05/01/29...................           9,320
       7,555   PL# 503916, 7.50%,
                 06/01/29...................           8,091
       5,488   PL# 508415, 7.00%,
                 08/01/29...................           5,795

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     27,569   PL# 515946, 7.00%,
                 10/01/29...................  $       29,111
         579   PL# 524164, 7.00%,
                 11/01/29...................             611
     118,255   PL# 524657, 7.00%,
                 01/01/30...................         124,830
      66,083   PL# 526053, 7.00%,
                 12/01/29...................          69,778
         938   PL# 527717, 7.50%,
                 01/01/30...................           1,004
       9,104   PL# 528107, 7.00%,
                 02/01/30...................           9,613
       3,006   PL# 531092, 7.50%,
                 10/01/29...................           3,220
      28,709   PL# 531497, 7.00%,
                 02/01/30...................          30,305
      12,216   PL# 531735, 7.00%,
                 02/01/30...................          12,895
       2,919   PL# 533841, 7.50%,
                 12/01/30...................           3,124
      43,527   PL# 535030, 7.00%,
                 12/01/29...................          45,961
      64,532   PL# 535103, 7.00%,
                 01/01/15...................          67,931
      17,934   PL# 535159, 7.00%,
                 02/01/30...................          18,937
      77,361   PL# 535195, 7.00%,
                 03/01/30...................          81,687
      31,626   PL# 535277, 7.00%,
                 04/01/30...................          33,394
     837,546   PL# 535675, 7.00%,
                 01/01/16...................         881,568
       1,870   PL# 535722, 7.00%,
                 02/01/31...................           1,974
      12,795   PL# 535723, 7.00%,
                 02/01/31...................          13,506
       2,835   PL# 535811, 6.50%,
                 04/01/31...................           2,950
     205,449   PL# 535880, 7.00%,
                 02/01/31...................         216,890
       3,296   PL# 540211, 7.50%,
                 06/01/30...................           3,528
       6,125   PL# 542999, 7.50%,
                 08/01/30...................           6,556
     202,788   PL# 545194, 7.00%,
                 08/01/31...................         214,015
      66,444   PL# 545477, 7.00%,
                 03/01/32...................          70,101
     432,988   PL# 545759, 6.50%,
                 07/01/32...................         450,310
   1,634,385   PL# 545760, 6.50%,
                 07/01/32...................       1,699,771
     322,176   PL# 545762, 6.50%,
                 07/01/32...................         335,065
      66,440   PL# 545815, 7.00%,
                 07/01/32...................          70,119
     548,214   PL# 545967, 5.50%,
                 10/01/17...................         559,395
      69,996   PL# 548822, 7.00%,
                 08/01/30...................          73,888
      57,826   PL# 549659, 7.00%,
                 02/01/16...................          60,860
      29,299   PL# 549962, 7.00%,
                 10/01/30...................          30,928
      54,330   PL# 549975, 7.00%,
                 10/01/30...................          57,351
      23,989   PL# 550440, 7.00%,
                 02/01/16...................          25,248
       1,690   PL# 550544, 7.50%,
                 09/01/30...................           1,809
       4,138   PL# 552603, 7.00%,
                 10/01/30...................           4,369
      89,720   PL# 554493, 7.00%,
                 10/01/30...................          94,708
     430,344   PL# 555114, 5.50%,
                 12/01/17...................         439,120
      62,915   PL# 555144, 7.00%,
                 10/01/32...................          66,405
     780,288   PL# 555254, 6.50%,
                 01/01/33...................         811,807
     440,428   PL# 555798, 6.50%,
                 05/01/33...................         458,218
       2,231   PL# 558362, 7.50%,
                 11/01/30...................           2,388
         846   PL# 558519, 7.50%,
                 11/01/30...................             905
      11,672   PL# 559277, 7.00%,
                 10/01/30...................          12,321
      68,345   PL# 559313, 7.00%,
                 12/01/30...................          72,145
       3,344   PL# 559741, 7.50%,
                 01/01/31...................           3,579
      34,511   PL# 560384, 7.00%,
                 11/01/30...................          36,430

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$      1,497   PL# 560596, 7.50%,
                 01/01/31...................  $        1,602
       4,499   PL# 561678, 7.50%,
                 12/01/30...................           4,815
       2,241   PL# 564080, 7.50%,
                 12/01/30...................           2,399
      35,270   PL# 564183, 7.00%,
                 12/01/30...................          37,231
       3,326   PL# 564529, 7.50%,
                 12/01/30...................           3,561
      23,064   PL# 566658, 7.00%,
                 02/01/31...................          24,341
      70,089   PL# 574885, 6.00%,
                 05/01/16...................          72,443
       6,574   PL# 575285, 7.50%,
                 03/01/31...................           7,035
      13,354   PL# 577525, 6.00%,
                 05/01/16...................          13,802
      15,064   PL# 579161, 6.50%,
                 04/01/31...................          15,672
     223,315   PL# 579224, 6.00%,
                 04/01/16...................         230,814
     521,450   PL# 580055, 5.50%,
                 07/01/16...................         532,125
      45,691   PL# 580179, 7.00%,
                 10/01/16...................          48,089
       2,133   PL# 580377, 7.50%,
                 04/01/31...................           2,283
      31,551   PL# 584811, 7.00%,
                 05/01/31...................          33,298
     252,162   PL# 585248, 7.00%,
                 06/01/31...................         266,180
      61,584   PL# 589395, 6.00%,
                 07/01/16...................          63,652
       7,351   PL# 589405, 7.50%,
                 06/01/31...................           7,866
      19,327   PL# 589893, 7.00%,
                 06/01/31...................          20,397
       4,802   PL# 592129, 7.50%,
                 06/01/31...................           5,139
      11,905   PL# 596895, 6.50%,
                 07/01/31...................          12,386
     158,317   PL# 596922, 6.00%,
                 08/01/16...................         163,634
      30,316   PL# 598125, 7.00%,
                 09/01/16...................          31,907
     479,881   PL# 598422, 5.50%,
                 01/01/17...................         489,706
      63,879   PL# 600259, 6.00%,
                 08/01/16...................          66,024
      15,051   PL# 606551, 6.50%,
                 10/01/31...................          15,659
       7,487   PL# 606600, 7.00%,
                 10/01/31...................           7,901
      77,217   PL# 607386, 5.50%,
                 11/01/16...................          78,798
      26,345   PL# 610128, 7.00%,
                 10/01/31...................          27,804
     298,504   PL# 610579, 5.50%,
                 12/01/16...................         304,615
      72,904   PL# 610599, 5.50%,
                 02/01/17...................          74,391
      41,143   PL# 611323, 7.00%,
                 10/01/16...................          43,302
   3,030,255   PL# 619054, 5.50%,
                 02/01/17...................       3,092,054
      10,963   PL# 622119, 6.50%,
                 01/01/32...................          11,405
     343,432   PL# 624035, 6.50%,
                 01/01/32...................         358,938
      18,158   PL# 629236, 6.50%,
                 02/01/32...................          18,884
      85,350   PL# 629603, 5.50%,
                 02/01/17...................          87,097
     462,899   PL# 630962, 6.50%,
                 02/01/32...................         481,418
   1,093,719   PL# 631321, 5.50%,
                 02/01/17...................       1,116,024
      86,728   PL# 631606, 5.50%,
                 03/01/17...................          88,497
     112,255   PL# 632269, 7.00%,
                 05/01/32...................         118,470
      14,794   PL# 634563, 6.50%,
                 03/01/32...................          15,385
     129,799   PL# 634949, 7.00%,
                 05/01/32...................         136,943
     304,355   PL# 635014, 6.50%,
                 06/01/32...................         316,532
     552,844   PL# 635164, 6.50%,
                 08/01/32...................         574,962
       8,160   PL# 644932, 6.50%,
                 07/01/32...................           8,487
       8,919   PL# 647556, 7.00%,
                 01/01/30...................           9,417

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    836,790   PL# 648795, 6.50%,
                 08/01/32...................  $      870,267
     247,327   PL# 650206, 5.50%,
                 01/01/18...................         252,371
      73,125   PL# 650291, 6.50%,
                 07/01/32...................          76,051
      22,282   PL# 650872, 7.00%,
                 07/01/32...................          23,509
     166,093   PL# 650891, 6.50%,
                 07/01/32...................         172,738
     421,018   PL# 651649, 6.50%,
                 08/01/32...................         437,861
   1,741,642   PL# 652127, 6.50%,
                 06/01/32...................       1,811,319
     599,149   PL# 662965, 6.50%,
                 09/01/32...................         623,119
       9,668   PL# 663353, 6.50%,
                 09/01/32...................          10,054
      58,894   PL# 664188, 5.50%,
                 09/01/17...................          60,095
     111,231   PL# 664194, 5.50%,
                 09/01/17...................         113,499
     869,939   PL# 670402, 6.50%,
                 06/01/32...................         904,743
     301,524   PL# 671046, 6.50%,
                 01/01/33...................         313,587
     219,661   PL# 673079, 6.50%,
                 11/01/32...................         228,448
     298,259   PL# 675314, 5.50%,
                 12/01/17...................         304,341
     569,611   PL# 676800, 5.50%,
                 01/01/18...................         581,228
     272,153   PL# 679430, 5.50%,
                 01/01/18...................         277,703
     603,169   PL# 683199, 5.50%,
                 02/01/18...................         615,541
     299,696   PL# 692252, 6.50%,
                 03/01/33...................         311,245
   1,239,954   PL# 694200, 4.50%,
                 05/01/18...................       1,215,791
       8,878   PL# 694372, 6.50%,
                 11/01/32...................           9,233
     139,196   PL# 695925, 5.50%,
                 05/01/18...................         142,051
   2,267,054   PL# 701161, 4.50%,
                 04/01/18...................       2,221,386
     272,592   PL# 711115, 6.50%,
                 09/01/33...................         283,097
     283,715   PL# 711582, 5.50%,
                 04/01/18...................         289,524
     714,676   PL# 711636, 4.50%,
                 05/01/18...................         700,280
   3,321,445   PL# 720317, 5.00%,
                 07/01/18...................       3,324,293
      38,649   PL# 721897, 5.50%,
                 05/01/18...................          39,438
  31,687,636   PL# 725232, 5.00%,
                 03/01/34...................      31,079,640
      19,984   PL# 725269, 5.50%,
                 03/01/19...................          20,392
     438,744   PL# 725407, 6.50%,
                 01/01/34...................         456,467
     617,904   PL# 725418, 6.50%,
                 05/01/34...................         642,864
      50,350   PL# 725603, 5.50%,
                 07/01/19...................          51,383
     912,195   PL# 726747, 4.50%,
                 03/01/19...................         892,948
     848,785   PL# 731682, 4.50%,
                 03/01/19...................         830,875
     251,076   PL# 738632, 5.00%,
                 11/01/18...................         251,291
     518,960   PL# 740512, 5.50%,
                 10/01/18...................         529,605
      56,458   PL# 741793, 5.50%,
                 10/01/18...................          57,616
      53,445   PL# 747773, 5.50%,
                 10/01/18...................          54,541
     439,623   PL# 747880, 5.50%,
                 12/01/18...................         448,641
     779,545   PL# 748257, 4.50%,
                 10/01/18...................         763,842
      13,020   PL# 748655, 6.50%,
                 09/01/33...................          13,522
     267,099   PL# 753961, 5.50%,
                 12/01/18...................         272,578
     325,676   PL# 755813, 6.50%,
                 11/01/33...................         338,227
   4,846,137   PL# 757687, 5.50%,
                 07/01/34...................       4,858,000
     783,270   PL# 759773, 5.50%,
                 05/01/18...................         799,244
   2,039,718   PL# 761173, 4.50%,
                 04/01/19...................       1,996,679

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$  4,461,190   PL# 761175, 4.50%,
                 04/01/19...................  $    4,367,057
      56,538   PL# 761808, 5.50%,
                 05/01/18...................          57,692
     175,796   PL# 763249, 5.50%,
                 02/01/34...................         176,227
     318,116   PL# 764221, 5.50%,
                 05/01/34...................         318,895
     930,027   PL# 764800, 4.50%,
                 04/01/19...................         910,403
     777,469   PL# 766312, 5.50%,
                 03/01/19...................         793,099
     860,909   PL# 766419, 4.50%,
                 03/01/19...................         842,743
     351,958   PL# 766823, 6.50%,
                 02/01/34...................         365,524
     920,184   PL# 767073, 4.50%,
                 04/01/19...................         900,768
      91,459   PL# 767075, 4.50%,
                 04/01/19...................          89,529
     247,215   PL# 767172, 5.50%,
                 01/01/34...................         248,111
     126,465   PL# 767392, 5.50%,
                 04/01/34...................         126,775
   1,099,280   PL# 767395, 5.50%,
                 04/01/34...................       1,101,971
     396,734   PL# 768313, 5.50%,
                 01/01/19...................         404,872
   1,129,910   PL# 768528, 5.50%,
                 05/01/34...................       1,132,676
     931,782   PL# 769006, 4.50%,
                 03/01/19...................         912,121
     729,842   PL# 770410, 5.50%,
                 04/01/34...................         731,628
   1,711,482   PL# 772651, 5.50%,
                 03/01/34...................       1,715,671
   1,090,062   PL# 772664, 5.50%,
                 03/01/34...................       1,092,730
   1,132,207   PL# 772805, 5.50%,
                 04/01/34...................       1,134,979
     447,233   PL# 773066, 5.50%,
                 03/01/34...................         448,328
     290,979   PL# 773072, 5.50%,
                 04/01/34...................         291,691
     704,225   PL# 773532, 4.50%,
                 04/01/19...................         689,365
   1,643,835   PL# 773571, 5.50%,
                 05/01/34...................       1,647,859
      69,612   PL# 773588, 5.50%,
                 07/01/34...................          69,783
     441,619   PL# 773777, 5.50%,
                 04/01/34...................         442,701
     907,011   PL# 774258, 4.50%,
                 03/01/19...................         887,872
     336,042   PL# 774338, 6.50%,
                 02/01/34...................         348,992
     889,463   PL# 775316, 4.50%,
                 05/01/19...................         870,695
     460,530   PL# 775794, 5.50%,
                 05/01/34...................         461,657
     426,017   PL# 776233, 5.50%,
                 04/01/34...................         427,060
     445,679   PL# 776440, 5.50%,
                 07/01/34...................         446,770
     789,255   PL# 776715, 5.50%,
                 05/01/34...................         791,187
   8,073,457   PL# 776983, 5.50%,
                 04/01/34...................       8,093,221
      89,594   PL# 777251, 4.50%,
                 04/01/19...................          87,704
      93,979   PL# 777481, 5.50%,
                 06/01/34...................          94,209
     946,672   PL# 777677, 5.50%,
                 05/01/34...................         948,989
      96,821   PL# 777754, 5.50%,
                 05/01/34...................          97,058
     175,983   PL# 778219, 5.50%,
                 05/01/34...................         176,414
      98,736   PL# 778619, 5.50%,
                 06/01/34...................          98,977
   1,107,066   PL# 779135, 5.50%,
                 06/01/34...................       1,109,776
     151,529   PL# 779520, 5.50%,
                 06/01/34...................         151,900
   1,048,685   PL# 780901, 5.50%,
                 05/01/34...................       1,051,252
      72,566   PL# 782571, 5.50%,
                 06/01/34...................          72,744
      99,124   PL# 782707, 5.50%,
                 07/01/34...................          99,367
     446,142   PL# 782974, 5.50%,
                 06/01/34...................         447,234
      82,716   PL# 783017, 5.50%,
                 06/01/34...................          82,919

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    100,016   PL# 783667, 5.50%,
                 06/01/34...................  $      100,260
   1,731,824   PL# 783824, 5.50%,
                 07/01/34...................       1,736,063
   1,538,276   PL# 785226, 5.50%,
                 07/01/34...................       1,542,042
   1,198,431   PL# 786148, 5.50%,
                 07/01/34...................       1,201,365
     318,745   PL# 789053, 5.50%,
                 07/01/34...................         319,526
   1,077,761   PL# 789432, 5.50%,
                 07/01/19...................       1,099,428
     490,920   PL# 789545, 5.50%,
                 07/01/34...................         492,121
      51,231   PL# 789632, 5.50%,
                 08/01/19...................          52,261
     301,305   PL# 789634, 5.50%,
                 08/01/19...................         307,362
     311,930   PL# 789873, 6.50%,
                 09/01/34...................         323,953
     529,326   PL# 794206, 5.50%,
                 08/01/19...................         539,967
     521,813   PL# 798175, 6.50%,
                 09/01/34...................         541,926
   6,822,098   PL# 800272, 5.50%,
                 12/01/19...................       6,959,248
  10,149,622   PL# 806549, Variable Rate,
                 4.58%, 01/01/35(a).........      10,098,461
  18,100,000   TBA, 4.50%, 04/01/18.........      17,698,397
   9,900,000   TBA, 5.00%, 04/01/18.........       9,893,813
     400,000   TBA, 4.00%, 04/01/20.........         383,000
     900,000   TBA, 5.50%, 04/01/20.........         917,156
   7,200,000   TBA, 6.00%, 04/01/20.........       7,436,246
  10,000,000   TBA, 5.00%, 04/01/35.........       9,778,120
  12,000,000   TBA, 5.50%, 04/01/35.........      12,018,744
  13,800,000   TBA, 6.00%, 04/01/35.........      14,106,194
  35,000,000   TBA, 6.50%, 04/01/35.........      36,323,421
                                              --------------
                                                 304,588,352
                                              --------------
               FREDDIE MAC -- 0.7%
  13,080,000   3.88%, 11/10/08..............      12,901,693
                                              --------------
               FREDDIE MAC GOLD -- 3.7%
   4,990,000   4.50%, 12/16/10..............       4,891,398
   1,565,000   6.00%, 06/15/11..............       1,680,804
      48,574   6.00%, 02/01/13..............          50,231
     229,992   PL# A16148, 6.00%,
                 11/01/33...................         235,535
     185,721   PL# B14156, 4.00%,
                 05/01/19...................         177,894
   1,712,294   PL# C01271, 6.50%,
                 12/01/31...................       1,780,576
   4,782,432   PL# C57150, 6.00%,
                 05/01/31...................       4,902,660
       7,075   PL# C67653, 7.00%,
                 06/01/32...................           7,456
     119,046   PL# C67868, 7.00%,
                 06/01/32...................         125,456
      30,690   PL# C67999, 7.00%,
                 06/01/32...................          32,342
     208,459   PL# C68001, 7.00%,
                 06/01/32...................         219,684
     246,663   PL# C90229, 7.00%,
                 08/01/18...................         260,778
      50,055   PL# E00418, 6.00%,
                 02/01/11...................          51,624
      35,988   PL# E00570, 6.00%,
                 09/01/13...................          37,216
     785,955   PL# E00592, 6.00%,
                 12/01/13...................         812,766
      36,407   PL# E00720, 6.00%,
                 07/01/14...................          37,649
      34,712   PL# E01007, 6.00%,
                 08/01/16...................          35,880
     115,436   PL# E01095, 6.00%,
                 01/01/17...................         119,321

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD (CONTINUED)
$  3,736,296   PL# E01638, 4.00%,
                 04/01/19...................  $    3,578,841
      36,879   PL# E63016, 6.00%,
                 03/01/11...................          38,102
      60,663   PL# E73319, 6.00%,
                 11/01/13...................          62,732
      60,001   PL# E73769, 6.00%,
                 12/01/13...................          62,048
      41,903   PL# E75990, 6.00%,
                 04/01/14...................          43,310
      43,345   PL# E76341, 6.00%,
                 04/01/14...................          44,823
      78,424   PL# E76730, 6.00%,
                 05/01/14...................          81,098
      58,695   PL# E76731, 6.00%,
                 05/01/14...................          60,696
      51,366   PL# E78995, 6.00%,
                 11/01/14...................          53,118
     398,693   PL# E84191, 6.00%,
                 07/01/16...................         412,111
       7,341   PL# E84758, 5.50%,
                 07/01/16...................           7,502
      35,602   PL# E85885, 6.00%,
                 11/01/16...................          36,800
     425,301   PL# E86502, 5.50%,
                 12/01/16...................         434,613
       8,529   PL# E86565, 5.50%,
                 12/01/16...................           8,716
     345,616   PL# E87961, 6.00%,
                 02/01/17...................         357,248
     694,331   PL# E88001, 6.00%,
                 02/01/17...................         717,736
      84,238   PL# E88452, 6.00%,
                 03/01/17...................          87,077
     427,979   PL# E88749, 6.00%,
                 03/01/17...................         442,383
     904,106   PL# E88789, 6.00%,
                 04/01/17...................         934,581
     227,330   PL# E88979, 5.50%,
                 04/01/17...................         232,279
     597,897   PL# E89282, 6.00%,
                 04/01/17...................         618,051
   1,104,025   PL# E89336, 6.00%,
                 05/01/17...................       1,141,239
      35,945   PL# E89653, 6.00%,
                 04/01/17...................          37,155
     709,483   PL# E89913, 6.00%,
                 05/01/17...................         733,398
   1,333,942   PL# E91644, 5.50%,
                 10/01/17...................       1,362,981
     356,488   PL# E91754, 5.50%,
                 10/01/17...................         364,249
     543,751   PL# E91774, 5.50%,
                 10/01/17...................         555,588
     238,666   PL# E91968, 5.50%,
                 10/01/17...................         243,862
     516,244   PL# E92113, 5.50%,
                 10/01/17...................         527,483
     123,786   PL# E93402, 6.00%,
                 09/01/12...................         127,899
   2,677,132   PL# G01391, 7.00%,
                 04/01/32...................       2,822,900
      70,146   PL# G10558, 6.00%,
                 07/01/11...................          72,473
     691,124   PL# G10937, 6.00%,
                 04/01/14...................         712,793
      28,950   PL# G11111, 6.00%,
                 04/01/16...................          29,922
   4,659,860   PL# M80813, 4.00%, 04/01/10..       4,573,148
   4,000,000   TBA, 4.50%, 04/01/20.........       3,916,248
   3,800,000   TBA, 5.50%, 04/01/20.........       3,877,186
  20,500,000   TBA, 5.00%, 04/01/35.........      20,057,978
     200,000   TBA, 6.00%, 04/01/35.........         204,688
                                              --------------
                                                  65,134,325
                                              --------------
               GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION -- 2.2%
     241,542   PL# 3173, 6.50%, 12/20/31....         251,901
     174,082   PL# 421352, 6.00%,
                 11/15/33...................         179,067
       3,559   PL# 434615, 7.00%,
                 11/15/29...................           3,769
     324,181   PL# 435071, 7.00%,
                 03/15/31...................         342,866

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                 (CONTINUED)
$     76,536   PL# 462559, 7.00%,
                 02/15/28...................  $       81,067
      36,837   PL# 493966, 7.00%,
                 06/15/29...................          39,007
     105,198   PL# 494742, 7.00%,
                 04/15/29...................         111,393
       2,484   PL# 530260, 7.00%,
                 02/15/31...................           2,627
     239,159   PL# 531025, 6.00%,
                 04/15/32...................         246,274
       1,678   PL# 538271, 7.00%,
                 11/15/31...................           1,775
     139,937   PL# 538312, 6.00%,
                 02/15/32...................         144,100
     357,182   PL# 543989, 7.00%,
                 03/15/31...................         377,769
       1,416   PL# 547545, 7.00%,
                 04/15/31...................           1,498
     674,244   PL# 550985, 7.00%,
                 10/15/31...................         713,106
         944   PL# 551549, 7.00%,
                 07/15/31...................             999
      73,268   PL# 552413, 7.00%,
                 02/15/32...................          77,487
     178,104   PL# 554808, 6.00%,
                 05/15/31...................         183,465
     149,895   PL# 555360, 6.00%,
                 06/15/31...................         154,407
     165,094   PL# 555733, 6.00%,
                 03/15/32...................         170,005
       2,028   PL# 557664, 7.00%,
                 08/15/31...................           2,145
     278,536   PL# 557678, 7.00%,
                 08/15/31...................         294,590
       6,527   PL# 561050, 7.00%,
                 05/15/31...................           6,904
       2,092   PL# 561996, 7.00%,
                 07/15/31...................           2,212
      21,004   PL# 563346, 7.00%,
                 09/15/31...................          22,215
     140,287   PL# 563599, 7.00%,
                 06/15/32...................         148,366
     216,630   PL# 564086, 7.00%,
                 07/15/31...................         229,116
      57,215   PL# 564300, 6.00%,
                 08/15/31...................          58,937
      16,428   PL# 564706, 7.00%,
                 07/15/31...................          17,375
     140,116   PL# 565808, 6.00%,
                 11/15/31...................         144,333
     272,547   PL# 567622, 6.00%,
                 04/15/32...................         280,656
     151,526   PL# 567668, 6.00%,
                 05/15/32...................         156,034
     156,348   PL# 569567, 7.00%,
                 01/15/32...................         165,351
     139,800   PL# 570517, 6.00%,
                 01/15/32...................         143,959
     120,692   PL# 572821, 6.00%,
                 12/15/31...................         124,325
     138,260   PL# 574873, 6.00%,
                 12/15/31...................         142,421
     134,295   PL# 575906, 6.00%,
                 01/15/32...................         138,290
      82,026   PL# 576323, 6.00%,
                 12/15/31...................          84,495
       1,694   PL# 579377, 7.00%,
                 04/15/32...................           1,792
     523,595   PL# 581015, 7.00%,
                 02/15/32...................         553,745
     145,893   PL# 581070, 6.00%,
                 02/15/32...................         150,234
      78,748   PL# 581084, 7.00%,
                 02/15/32...................          83,283
     161,536   PL# 582956, 7.00%,
                 02/15/32...................         170,837
     339,044   PL# 585210, 6.00%,
                 03/15/33...................         348,751
     490,145   PL# 587122, 7.00%,
                 06/15/32...................         518,369
     132,667   PL# 587390, 6.00%,
                 11/15/32...................         136,614
      41,784   PL# 587494, 7.00%,
                 06/15/32...................          44,190
         992   PL# 589696, 7.00%,
                 05/15/32...................           1,049
     208,297   PL# 592030, 6.00%,
                 02/15/32...................         214,494
      11,706   PL# 593823, 6.00%,
                 10/15/32...................          12,054
     219,742   PL# 596818, 6.00%,
                 12/15/32...................         226,279

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                 (CONTINUED)
$    418,447   PL# 598205, 6.00%,
                 05/15/33...................  $      430,428
     204,922   PL# 598459, 6.00%,
                 11/15/32...................         211,019
     119,894   PL# 603498, 6.00%,
                 03/15/33...................         123,327
     201,697   PL# 611085, 6.00%,
                 05/15/33...................         207,472
     272,588   PL# 615382, 6.00%,
                 07/15/33...................         280,393
      30,946   PL# 780802, 6.50%,
                 05/15/28...................          32,410
      57,523   PL# 781113, 7.00%,
                 11/15/29...................          60,911
     289,485   PL# 781148, 6.00%,
                 07/15/29...................         298,374
     168,900   PL# 781276, 6.50%,
                 04/15/31...................         176,742
      52,144   PL# 781287, 7.00%,
                 05/15/31...................          55,178
      84,544   PL# 781324, 7.00%,
                 07/15/31...................          89,434
     448,975   PL# 781328, 7.00%,
                 09/15/31...................         475,129
     269,303   PL# 781330, 6.00%,
                 09/15/31...................         277,552
      89,573   PL# 781496, 6.50%,
                 09/15/32...................          93,699
     139,799   PL# 781548, 7.00%,
                 11/15/32...................         147,875
     234,197   PL# 781566, 6.00%,
                 02/15/33...................         241,165
      81,857   PL# 781584, 7.00%,
                 05/15/32...................          86,594
   4,732,013   PL# 781690, 6.00%,
                 12/15/33...................       4,872,860
  10,257,489   PL# 80916, 3.75%, 05/20/34...      10,093,488
   6,900,000   TBA, 5.50%, 04/01/35.........       6,962,528
   4,700,000   TBA, 6.00%, 04/01/35.........       4,827,784
                                              --------------
                                                  37,750,359
                                              --------------
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 3.0%
   3,799,764   Fannie Mae, Series 1999-7,
                 Class AB,
                 6.00%, 03/25/29............       3,874,760
   8,456,387   Fannie Mae, Series 2003-35,
                 Class TE,
                 5.00%, 05/25/18............       8,414,218
   6,934,078   Fannie Mae, Series 2004-60,
                 Class LB,
                 5.00%, 04/25/34............       6,936,067
   8,725,807   Fannie Mae, Series 2004-99,
                 Class A0,
                 5.50%, 01/25/34............       8,832,958
   5,050,000   Fannie Mae, Series 2004-101,
                 Class AR,
                 5.50%, 01/25/35............       5,132,530
   6,380,755   Freddie Mac, Series 2825,
                 Class VP,
                 5.50%, 06/15/15............       6,499,801
   4,703,529   Freddie Mac, Series 2877,
                 Class PA,
                 5.50%, 07/15/33............       4,774,834
   7,999,097   Freddie Mac, Series 2927,
                 Class BA,
                 5.50%, 10/15/33............       8,129,796
                                              --------------
                                                  52,594,964
                                              --------------

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               PRIVATE ASSET BACKED: US GOVERNMENT
                 AGENCIES -- 0.4%
$  3,370,878   Small Business
                 Administration, Series
                 2002-P10B, Class 1,
                 5.20%, 08/01/12............  $    3,415,654
   2,912,088   Small Business
                 Administration, Series
                 2004-P10A,
                 4.50%, 02/01/14............       2,856,291
                                              --------------
                                                   6,271,945
                                              --------------
               RESOLUTION FUNDING STRIPS -- 0.1%
   1,200,000   Zero coupon, 07/15/18........         619,199
   1,200,000   Zero coupon, 10/15/18........         610,278
                                              --------------
                                                   1,229,477
                                              --------------
               TOTAL US GOVERNMENT AGENCY
                 SECURITIES
                 (Cost $483,235,828)........     480,471,115
                                              --------------
               CORPORATE BONDS AND NOTES -- 33.8%
               AEROSPACE AND DEFENSE -- 0.4%
     320,000   B/E Aerospace,
                 8.50%, 10/01/10............         350,400
   1,545,000   Lockheed Martin Corp.,
                 8.50%, 12/01/29............       2,099,803
     545,000   Lockheed Martin Corp.,
                 7.20%, 05/01/36............         662,315
   2,390,000   Northrop Grumman Corp.,
                 4.08%, 11/16/06............       2,387,842
      35,000   Northrop Grumman Corp.,
                 7.13%, 02/15/11............          39,079
     940,000   Northrop Grumman Corp.,
                 7.75%, 02/15/31............       1,191,948
     790,000   RC Trust I,
                 7.00%, 05/15/06............         408,825
                                              --------------
                                                   7,140,212
                                              --------------
               AIRLINES -- 0.0%
     825,000   Southwest Airlines Company,
                 5.13%, 03/01/17............         775,979
                                              --------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.4%
     765,000   Daimler Chrysler AG Corp.,
                 7.45%, 03/01/27............         824,353
     280,000   Daimler Chrysler NA Holding,
                 4.05%, 06/04/08............         272,118
      70,000   Daimler Chrysler NA Holding,
                 6.50%, 11/15/13............          72,918
   6,680,000   General Motors Corp.,
                 7.20%, 01/15/11(d).........       6,037,390
                                              --------------
                                                   7,206,779
                                              --------------

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BANKS -- 4.5%
$  5,575,000   American Express Bank FSB,
                 Series BKNT, Floating Rate,
                 2.93%, 11/21/07(c).........  $    5,582,626
   1,500,000   American Express Centurion
                 Bank, Series BKNT,
                 4.38%, 07/30/09............       1,489,667
   1,404,000   Bank of America Corp.,
                 5.25%, 02/01/07............       1,431,193
     730,000   Bank of America Corp.,
                 3.88%, 01/15/08............         721,057
   1,425,000   Bank of America Corp.,
                 3.25%, 08/15/08............       1,373,282
   2,000,000   Bank of America Corp.,
                 3.38%, 02/17/09............       1,919,858
     425,000   Bank of America Corp.,
                 5.38%, 06/15/14............         432,568
   1,250,000   Bank of Scotland -- 144A
                 (United Kingdom),
                 3.50%, 11/30/07............       1,225,039
   1,750,000   Bank One Corp.,
                 6.00%, 08/01/08(f).........       1,832,166
   2,000,000   BankBoston NA, Series BKNT,
                 6.38%, 03/25/08............       2,107,454
   3,850,000   Deutsche Bank AG New York,
                 Series YCD, Variable Rate,
                 3.84%, 03/15/07(a).........       3,840,760
   2,850,000   HBOS Treasury Services PLC --
                 144A (United Kingdom),
                 3.75%, 09/30/08............       2,786,126
   3,550,000   HSBC Bank USA, Series BKNT,
                 3.88%, 09/15/09............       3,440,149
   1,155,000   Huntington National Bank,
                 Series BKNT,
                 2.75%, 10/16/06............       1,133,570
   2,600,000   JP Morgan Chase & Company,
                 5.35%, 03/01/07............       2,653,703
     475,000   JP Morgan Chase & Company,
                 5.25%, 05/30/07............         484,604
   1,495,000   JP Morgan Chase & Company,
                 3.63%, 05/01/08............       1,459,546
   2,100,000   JP Morgan Chase & Company,
                 5.75%, 10/15/08............       2,179,260
   1,100,000   JP Morgan Chase & Company,
                 7.00%, 11/15/09............       1,197,781
     835,000   National City Bank,
                 3.38%, 10/15/07............         819,345
   2,705,000   National City Bank, Series
                 BKNT, Floating Rate,
                 3.21%, 06/29/09(b).........       2,707,345
   1,135,000   RBS Capital Trust I, Variable
                 Rate,
                 4.71%, perpetual(a)........       1,097,882
   3,600,000   State Street Bank & Trust,
                 Series CD1, Floating Rate,
                 2.92%, 12/11/06(b).........       3,598,200

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BANKS (CONTINUED)
$  2,990,000   SunTrust Banks, Inc.,
                 3.63%, 10/15/07............  $    2,939,535
   2,000,000   SunTrust Banks, Inc.,
                 4.00%, 10/15/08............       1,975,652
   1,535,000   SunTrust Banks, Inc.,
                 4.42%, 06/15/09............       1,524,869
   2,275,000   Swedish Export Credit
                 (Sweden),
                 2.88%, 01/26/07............       2,228,993
     980,000   UBS Preferred Funding Trust
                 I, Variable Rate,
                 8.62%, perpetual(a)........       1,157,252
     490,000   US Bancorp, Series MTNN,
                 3.95%, 08/23/07............         488,061
   3,040,000   US Bank NA,
                 2.40%, 03/12/07............       2,952,521
   2,340,000   Wachovia Corp., Variable
                 Rate,
                 6.30%, 04/15/08(a).........       2,461,259
   4,485,000   Wells Fargo & Company,
                 4.00%, 08/15/08............       4,422,088
     500,000   Wells Fargo & Company,
                 3.13%, 04/01/09............         474,873
   8,665,000   Wells Fargo & Company,
                 4.20%, 01/15/10............       8,481,457
   2,150,000   Wells Fargo Bank NA, Series
                 BKNT, Variable Rate,
                 7.80%, 06/15/10(a).........       2,168,348
                                              --------------
                                                  76,788,089
                                              --------------
               BROADCAST SERVICES/MEDIA -- 1.3%
   2,625,000   Comcast Cable Communications
                 Holdings,
                 8.38%, 03/15/13............       3,123,781
     250,000   Comcast Cable Communications,
                 Inc.,
                 6.38%, 01/30/06............         254,462
   1,800,000   Comcast Cable Communications,
                 Inc.,
                 6.75%, 01/30/11............       1,946,725
     450,000   Comcast Corp.,
                 7.05%, 03/15/33............         504,952
   2,020,000   Continental Cablevision,
                 8.30%, 05/15/06............       2,099,497
     465,000   Cox Communications, Inc.,
                 7.75%, 11/01/10............         517,045
     370,000   Cox Communications, Inc.,
                 4.63%, 06/01/13............         345,348
     330,000   CSC Holdings, Inc.,
                 7.88%, 02/15/18............         351,450
   1,070,000   News America Holdings,
                 7.63%, 11/30/28............       1,235,977
   1,275,000   News America, Inc.,
                 7.30%, 04/30/28............       1,424,864
     545,000   News America, Inc.,
                 7.28%, 06/30/28............         608,744

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BROADCAST SERVICES/MEDIA (CONTINUED)
$    865,000   News America, Inc. -- 144A,
                 6.20%, 12/15/34............  $      858,160
     650,000   TCI Communications, Inc.,
                 7.88%, 02/15/26............         795,204
   1,675,000   TCI Communications, Inc.,
                 7.13%, 02/15/28............       1,908,730
     700,000   Time Warner, Inc.,
                 8.18%, 08/15/07............         754,330
   1,910,000   Time Warner, Inc.,
                 7.57%, 02/01/24............       2,216,544
     610,000   Time Warner, Inc.,
                 6.95%, 01/15/28............         666,055
      80,000   Time Warner, Inc.,
                 7.63%, 04/15/31............          94,271
   1,800,000   Time Warner, Inc.,
                 7.70%, 05/01/32............       2,143,633
     300,000   Viacom, Inc.,
                 7.88%, 07/30/30............         357,421
     675,000   Walt Disney Company, Series
                 MTNB,
                 6.20%, 06/20/14............         722,048
                                              --------------
                                                  22,929,241
                                              --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.2%
     200,000   DR Horton, Inc.,
                 7.88%, 08/15/11............         219,518
   1,255,000   DR Horton, Inc.,
                 5.63%, 09/15/14............       1,197,672
     745,000   Hovnanian Enterprises,
                 Inc. -- 144A,
                 6.25%, 01/15/15............         716,740
   1,425,000   Pulte Homes, Inc.,
                 5.20%, 02/15/15............       1,348,047
                                              --------------
                                                   3,481,977
                                              --------------
               FINANCIAL SERVICES -- 6.6%
   9,050,000   Citigroup, Inc.,
                 3.50%, 02/01/08............       8,842,601
  14,330,000   Citigroup, Inc.,
                 3.63%, 02/09/09............      13,861,108
     820,000   Citigroup, Inc.,
                 6.20%, 03/15/09............         865,581
   8,000,000   Citigroup, Inc.,
                 4.13%, 02/22/10............       7,787,328
   8,225,000   Eksportfinans ASA, Series MTN
                 (Norway),
                 3.38%, 01/15/08............       8,047,208
  10,545,000   General Electric Capital
                 Corp.,
                 4.13%, 03/04/08............      10,473,421
   2,000,000   General Electric Capital
                 Corp., Series MTNA,
                 6.50%, 12/10/07............       2,107,570
   3,545,000   General Electric Capital
                 Corp., Series MTNA,
                 3.60%, 10/15/08............       3,442,805

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
$    630,000   General Electric Capital
                 Corp., Series MTNA,
                 4.38%, 11/21/11............  $      615,997
  30,250,000   General Electric Capital
                 Corp., Series MTNA,
                 Variable Rate,
                 3.45%, 01/15/08(a).........      29,915,223
   3,420,000   General Motors Acceptance
                 Corp.,
                 7.75%, 01/19/10............       3,288,108
   1,500,000   General Motors Acceptance
                 Corp.,
                 7.25%, 03/02/11............       1,394,295
     450,000   Household Finance Corp.,
                 7.20%, 07/15/06............         467,564
   2,925,000   Household Finance Corp.,
                 6.50%, 11/15/08............       3,102,767
   1,583,000   Lehman Brothers Holdings,
                 Inc.,
                 7.00%, 02/01/08............       1,690,182
   4,000,000   Nationwide Building
                 Society -- 144A
                 (United Kingdom),
                 3.50%, 07/31/07............       3,935,960
   2,325,000   Nationwide Building
                 Society -- 144A
                 (United Kingdom),
                 4.25%, 02/01/10............       2,277,747
     430,000   REFCO Finance
                 Holdings -- 144A,
                 9.00%, 08/01/12............         457,950
   4,550,000   SLM Corp., 4.00%, 01/15/10...       4,418,369
   1,700,000   SLM Corp., Series MTNA,
                 5.63%, 04/10/07............       1,744,261
     545,000   SLM Corp., Series MTNA,
                 3.63%, 03/17/08............         532,978
   1,000,000   The Bear Stearns Companies,
                 Inc.,
                 2.88%, 07/02/08............         949,408
   2,475,000   TIAA Global Markets -- 144A,
                 3.88%, 01/22/08............       2,444,869
   1,955,000   USAA Capital Corp. -- 144A,
                 Series MTNB,
                 4.00%, 12/10/07............       1,942,302
                                              --------------
                                                 114,605,602
                                              --------------
               FOOD AND BEVERAGE -- 0.2%
   1,915,000   Diageo Capital PLC
                 (United Kingdom),
                 3.38%, 03/20/08............       1,864,291
   1,100,000   General Mills, Inc.,
                 5.13%, 02/15/07............       1,119,041
                                              --------------
                                                   2,983,332
                                              --------------
               INSURANCE -- 1.2%
   2,775,000   Allstate Financial Global
                 Funding -- 144A,
                 6.15%, 02/01/06............       2,827,528

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               INSURANCE (CONTINUED)
$    620,000   ASIF Global Financial
                 XVIII -- 144A,
                 3.85%, 11/26/07............  $      612,108
   5,375,000   ASIF Global Financial
                 XXIII -- 144A,
                 3.90%, 10/22/08............       5,244,194
   2,000,000   Berkshire Hathaway Finance
                 Corp.,
                 3.40%, 07/02/07............       1,971,850
   2,850,000   Berkshire Hathaway Finance
                 Corp.,
                 3.38%, 10/15/08............       2,756,962
   2,815,000   Berkshire Hathaway Finance
                 Corp. -- 144A,
                 4.13%, 01/15/10............       2,749,312
   1,135,000   Liberty Mutual Group -- 144A,
                 6.50%, 03/15/35............       1,095,176
   2,060,000   Met Life Global Funding
                 I -- 144A,
                 4.25%, 07/30/09............       2,028,115
   1,980,000   Protective Life Secured
                 Trust, Series MTN,
                 3.70%, 11/24/08............       1,944,568
                                              --------------
                                                  21,229,813
                                              --------------
               LEISURE AND RECREATION -- 0.0%
     310,000   MGM MIRAGE,
                 6.00%, 10/01/09............         307,288
                                              --------------
               MANUFACTURING -- 0.2%
     395,000   Briggs & Stratton Corp.,
                 8.88%, 03/15/11............         452,275
   2,390,000   Tyco International Group SA
                 (Luxembourg),
                 6.13%, 11/01/08............       2,510,026
                                              --------------
                                                   2,962,301
                                              --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 0.2%
     525,000   HCA, Inc.,
                 5.50%, 12/01/09............         521,739
   2,075,000   WellPoint, Inc.,
                 6.38%, 06/15/06............       2,128,357
   1,300,000   WellPoint, Inc. -- 144A,
                 5.95%, 12/15/34............       1,309,820
                                              --------------
                                                   3,959,916
                                              --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 0.1%
   1,140,000   Boston Scientific Corp.,
                 5.45%, 06/15/14............       1,164,287
                                              --------------

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               METALS AND MINING -- 0.1%
$    210,000   International Steel Group,
                 6.50%, 04/15/14............  $      215,250
     374,000   Ispat Inland ULC,
                 9.75%, 04/01/14............         439,450
     220,000   TriMas Corp.,
                 9.88%, 06/15/12............         225,500
                                              --------------
                                                     880,200
                                              --------------
               OIL AND GAS: PIPELINES -- 0.2%
   1,425,000   Consolidated Natural Gas,
                 Series A,
                 5.00%, 03/01/14............       1,400,740
     365,000   El Paso Natural Gas,
                 8.63%, 01/15/22............         416,330
     670,000   Transcontinental Gas Pipe
                 Line Corp., Series B,
                 8.88%, 07/15/12............         788,925
     570,000   Williams Companies, Inc.,
                 7.63%, 07/15/19............         619,875
     225,000   Williams Companies, Inc.,
                 7.75%, 06/15/31............         244,125
                                              --------------
                                                   3,469,995
                                              --------------
               OIL, COAL AND GAS -- 0.8%
     295,000   Anadarko Finance Company,
                 Series B,
                 7.50%, 05/01/31............         363,126
   2,500,000   Conoco Funding Company
                 (Canada),
                 6.35%, 10/15/11............       2,728,324
   1,625,000   Devon Energy Corp.,
                 7.95%, 04/15/32............       2,055,284
     435,000   Devon Financing Corp. ULC,
                 7.88%, 09/30/31............         543,552
     220,000   El Paso Production Holding
                 Company,
                 7.75%, 06/01/13............         223,850
   2,160,000   EnCana Corp. (Canada),
                 4.75%, 10/15/13............       2,109,523
     700,000   EnCana Corp. (Canada),
                 6.50%, 08/15/34............         768,547
   1,225,000   Enterprise Products Operating
                 LP, Series B,
                 4.00%, 10/15/07............       1,200,016
     950,000   Gazprom OAO (Russia),
                 9.63%, 03/01/13............       1,088,510
   1,710,000   Gazprom OAO -- 144A (Russia),
                 9.63%, 03/01/13............       1,962,225
     505,000   Occidental Petroleum,
                 8.45%, 02/15/29............         682,801
     700,000   Suncor Energy, Inc. (Canada),
                 5.95%, 12/01/34............         734,035
                                              --------------
                                                  14,459,793
                                              --------------

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PHARMACEUTICALS -- 0.3%
$  1,100,000   Bristol-Myers Squibb,
                 6.88%, 08/01/97............  $    1,271,180
     815,000   Elan Finance PLC/Elan Finance
                 Corp. -- 144A (Brazil),
                 7.75%, 11/15/11(d).........         613,288
   2,325,000   Merck & Company, Inc.,
                 4.75%, 03/01/15............       2,246,205
     865,000   Merck & Company, Inc.,
                 5.95%, 12/01/28............         896,832
                                              --------------
                                                   5,027,505
                                              --------------
               PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                 VEHICLES -- 0.2%
   3,226,616   Daimler Chrysler Auto Trust,
                 Series 2001-C, Class A4,
                 4.63%, 12/06/06............       3,239,080
                                              --------------
               PRIVATE ASSET BACKED: BANKS -- 0.3%
   5,021,783   Bank of America Alternative
                 Loan Trust, Series 2004-7,
                 Class 4A1,
                 5.00%, 08/25/19............       5,032,851
                                              --------------
               PRIVATE ASSET BACKED: CREDIT CARDS -- 3.0%
  12,075,000   Chase Issuance Trust, Series
                 2004-A9, Class A9,
                 3.22%, 06/15/10............      11,784,116
  14,950,000   Citibank Credit Card Issuance
                 Trust, Series 2004-A1,
                 Class A1,
                 2.55%, 01/20/09............      14,556,502
  14,850,000   Citibank Credit Card Issuance
                 Trust, Series 2004-A4,
                 Class A4,
                 3.20%, 08/24/09............      14,507,156
  11,500,000   MBNA Credit Card Master Note
                 Trust, Series 2003-A6,
                 Class A6,
                 2.75%, 10/15/10............      10,971,297
                                              --------------
                                                  51,819,071
                                              --------------
               PRIVATE ASSET BACKED: FINANCIAL
                 SERVICES -- 1.5%
   7,480,000   Greenwich Capital Commercial
                 Funding Corp., Series
                 2004-GG1, Class A4,
                 4.76%, 06/10/36............       7,482,153
  11,200,000   Greenwich Capital Commercial
                 Funding Corp., Series
                 2005-GG3, Class A3,
                 4.57%, 08/10/42............      10,987,559
   5,102,274   Morgan Stanley Capital I,
                 Series 1998-WF1, Class A2,
                 6.55%, 03/15/30............       5,350,835
   2,980,000   Morgan Stanley Capital I,
                 Series 1999-FNV1, Class A2,
                 6.53%, 03/15/31............       3,164,523
                                              --------------
                                                  26,985,070
                                              --------------

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 8.2%
$  9,300,000   Banc of America Commercial
                 Mortgage, Inc., Series
                 2001-1, Class A2,
                 6.50%, 04/15/36............  $   10,080,240
   1,580,364   Bear Stearns Commercial
                 Mortgage Securities, Series
                 2001, Class A1,
                 6.08%, 02/15/35............       1,630,426
   7,670,000   Chase Commercial Mortgage
                 Securities Corp., Series
                 2000-3, Class A2,
                 7.32%, 10/15/32............       8,550,156
  11,551,846   Commercial Mortgage
                 Acceptance Corp., Series
                 1998-C2 , Class A2,
                 6.03%, 09/15/30............      11,961,981
  12,327,849   Countrywide Asset-Backed
                 Certificates, Series
                 2004-13, Class AV4,
                 Floating Rate,
                 3.14%, 06/25/35(c).........      12,346,562
   4,875,000   DLJ Commercial Mortgage
                 Corp., Series 2000-CKP1,
                 Class A1B,
                 7.18%, 11/10/33............       5,394,121
   6,150,000   GMAC Commercial Mortgage
                 Securities, Inc., Series
                 1999-C2, Class A2,
                 6.95%, 09/15/33............       6,644,201
   7,611,696   GMAC Commercial Mortgage
                 Securities, Inc., Series
                 1999-C3, Class A2,
                 7.18%, 08/15/36............       8,309,847
  12,362,970   GSR Mortgage Loan Trust,
                 Series 2003-13, Class 1A1,
                 4.51%, 10/25/33............      12,031,357
   6,650,000   JP Morgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-CIB2, Class A3,
                 6.43%, 04/15/35............       7,207,747
   9,475,000   JP Morgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-CIBC, Class A3,
                 6.26%, 03/15/33............      10,174,733
   7,425,000   LB Commercial Conduit
                 Mortgage Trust, Series
                 1998-C4, Class A1B,
                 6.21%, 10/15/35............       7,809,269
   6,900,000   LB-UBS Commercial Mortgage
                 Trust, Series 2000-C3,
                 Class A2,
                 7.95%, 01/15/10............       7,814,084
   6,830,000   LB-UBS Commercial Mortgage
                 Trust, Series 2000-C4,
                 Class A2,
                 7.37%, 08/15/26............       7,615,326

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY (CONTINUED)
$  7,395,000   LB-UBS Commercial Mortgage
                 Trust, Series 2003-C7,
                 Class A3,
                 4.56%, 09/15/27............  $    7,308,683
   8,060,000   LB-UBS Commercial Mortgage
                 Trust, Series 2004-C8,
                 Class A2,
                 4.20%, 12/15/29............       7,916,741
   9,100,000   LB-UBS Commercial Mortgage
                 Trust, Series 2004-C8,
                 Class A4,
                 4.51%, 12/15/29............       8,924,972
                                              --------------
                                                 141,720,446
                                              --------------
               PRIVATE ASSET BACKED: OTHER -- 0.3%
   6,150,422   Structured Asset Securities
                 Corp. -- 144A, Series
                 2003-AL2, Class A,
                 3.36%, 01/25/31............       5,738,836
                                              --------------
               PRIVATE ASSET BACKED: UTILITIES -- 0.5%
   8,000,000   Peco Energy Transition Trust,
                 Series 2000-A, Class A4,
                 7.65%, 03/01/10............       8,956,510
                                              --------------
               REAL ESTATE -- 0.1%
   1,252,000   EOP Operating LP,
                 7.50%, 04/19/29............       1,434,177
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.4%
     910,000   AvalonBay Communities, Series
                 MTN,
                 6.63%, 09/15/11............         987,930
   2,300,000   Developers Diversified Realty
                 Corp.,
                 3.88%, 01/30/09............       2,217,506
   4,135,000   Rouse Company,
                 5.38%, 11/26/13............       3,963,703
                                              --------------
                                                   7,169,139
                                              --------------
               RESEARCH AND DEVELOPMENT -- 0.0%
     530,000   Bio-Rad Laboratories,
                 Inc. -- 144A,
                 6.13%, 12/15/14............         522,050
                                              --------------
               RETAIL -- 0.1%
     450,000   Federated Department Stores,
                 Inc.,
                 7.00%, 02/15/28............         488,129
     400,000   Federated Department Stores,
                 Inc.,
                 6.90%, 04/01/29............         429,747

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               RETAIL (CONTINUED)
$  1,000,000   May Department Stores
                 Company,
                 5.75%, 07/15/14............  $    1,004,744
     625,000   May Department Stores
                 Company,
                 6.70%, 07/15/34............         645,786
                                              --------------
                                                   2,568,406
                                              --------------
               RETAIL: SUPERMARKETS -- 0.1%
     835,000   Albertson's, Inc.,
                 8.00%, 05/01/31............         985,933
     770,000   Delhaize America, Inc.,
                 9.00%, 04/15/31............         939,351
                                              --------------
                                                   1,925,284
                                              --------------
               SEMICONDUCTORS -- 0.0%
     245,000   Freescale Semiconductor,
                 Inc., Floating Rate,
                 5.41%, 07/15/09(b).........         252,656
     320,000   MagnaChip Semiconductor,
                 Ltd. -- 144A, Floating
                 Rate,
                 6.26%, 12/15/11(b).........         329,600
                                              --------------
                                                     582,256
                                              --------------
               SPECIAL PURPOSE ENTITY -- 0.3%
   2,875,000   Belvoir Land LLC -- 144A,
                 5.40%, 12/15/47............       2,750,426
   1,000,000   California Preferred Fund
                 Trust,
                 7.00%, perpetual...........       1,023,710
   1,600,000   New York Life Global
                 Funding -- 144A,
                 3.88%, 01/15/09............       1,567,800
                                              --------------
                                                   5,341,936
                                              --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 1.3%
   2,175,000   BellSouth Corp.,
                 4.20%, 09/15/09............       2,127,437
     775,000   BellSouth Corp.,
                 6.55%, 06/15/34............         832,072
      80,000   British Telecom PLC (United
                 Kingdom), Variable Rate,
                 8.88%, 12/15/30(m).........         106,917
     550,000   Cincinnati Bell, Inc.,
                 8.38%, 01/15/14(d).........         544,500
     875,000   Deutsche Telekom
                 International Finance BV
                 (The Netherlands),
                 Variable Rate,
                 8.25%, 06/15/05(m).........         883,483
     850,000   France Telecom (France),
                 8.75%, 03/01/31............       1,122,087
     160,000   Intelsat Bermuda Ltd. -- 144A
                 (Bermuda),
                 8.25%, 01/15/13............         162,400

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
$    330,000   Intelsat Bermuda Ltd. -- 144A
                 (Bermuda), Floating Rate,
                 7.81%, 01/15/12(n).........  $      336,600
   2,350,000   New England Telephone &
                 Telegraph,
                 7.88%, 11/15/29............       2,779,403
     970,000   New Jersey Bell Telephone,
                 7.85%, 11/15/29............       1,144,257
   1,710,000   Qwest Corp. -- 144A,
                 7.88%, 09/01/11............       1,769,850
     400,000   Qwest Corp. -- 144A,
                 9.13%, 03/15/12............         437,000
      50,000   Rogers Wireless, Inc.
                 (Canada),
                 7.25%, 12/15/12............          51,250
     645,000   SBC Communications, Inc.,
                 4.13%, 09/15/09............         627,970
   1,815,000   SBC Communications, Inc.,
                 6.45%, 06/15/34............       1,895,564
   1,075,000   Sprint Capital Corp.,
                 8.75%, 03/15/32............       1,398,878
     655,000   Telecom Italia
                 Capital -- 144A
                 (Luxembourg),
                 4.95%, 09/30/14............         628,596
   2,785,000   Telecom Italia
                 Capital -- 144A
                 (Luxembourg),
                 6.00%, 09/30/34............       2,705,936
     850,000   Telefonica Europe BV
                 (The Netherlands),
                 7.75%, 09/15/10............         965,331
     155,000   Verizon Global Funding Corp.,
                 7.75%, 12/01/30............         187,910
     215,000   Verizon Maryland, Inc.,
                 5.13%, 06/15/33............         185,873
   1,470,000   Vodafone Group PLC
                 (United Kingdom),
                 5.00%, 12/16/13............       1,462,624
                                              --------------
                                                  22,355,938
                                              --------------
               TRANSPORTATION -- 0.2%
   1,350,000   Burlington Northern Santa Fe
                 Corp.,
                 7.29%, 06/01/36............       1,651,345
     765,000   Canadian National Railway
                 Company (Canada),
                 6.90%, 07/15/28............         894,397
     815,000   OMI Corp. (Marshall Islands),
                 7.63%, 12/01/13............         850,656
     810,000   Overseas Shipholding Group,
                 7.50%, 02/15/24............         818,100
                                              --------------
                                                   4,214,498
                                              --------------

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               UTILITIES -- 0.0%
$    190,000   National Waterworks, Inc.,
                 Series B,
                 10.50%, 12/01/12...........  $      212,325
     470,000   Orion Power Holdings, Inc.,
                 12.00%, 05/01/10...........         573,400
                                              --------------
                                                     785,725
                                              --------------
               UTILITIES: ELECTRIC -- 0.6%
   2,490,000   First Energy Corp., Series C,
                 7.38%, 11/15/31............       2,829,210
     224,753   Homer City Funding LLC,
                 8.73%, 10/01/26............         261,275
     640,000   Midwest Generation LLC,
                 8.75%, 05/01/34............         716,800
     315,000   Midwest Generation LLC,
                 Series B, 8.56%,
                 01/02/16...................         352,209
   1,940,000   Progress Energy, Inc.,
                 7.75%, 03/01/31............       2,313,434
     135,000   Reliant Energy, Inc.,
                 9.25%, 07/15/10............         145,125
      25,000   Reliant Energy, Inc.,
                 6.75%, 12/15/14............          23,438
     300,000   SP PowerAssets, Ltd. -- 144A
                 (Singapore),
                 5.00%, 10/22/13............         299,662
     410,000   Texas Genco LLC/
                 Financing -- 144A,
                 6.88%, 12/15/14............         413,075
   3,750,000   TXU Corp. -- 144A,
                 4.80%, 11/15/09............       3,636,585
                                              --------------
                                                  10,990,813
                                              --------------
               TOTAL CORPORATE BONDS AND
                 NOTES
                 (Cost $600,412,691)........     590,754,395
                                              --------------
               MUNICIPAL BONDS -- 0.1%
               CALIFORNIA
   1,575,000   California State Department
                 of Water Powersupply
                 Revenue Bond, Series E,
                 3.98%, 05/01/05 (Cost
                 $1,574,991)................       1,575,504
                                              --------------
               FOREIGN GOVERNMENT OBLIGATIONS -- 7.5%
   9,700,000   AID-Israel (Israel),
                 5.50%, 09/18/23............      10,290,633
   2,275,000   Bundesrepublic Deutschland,
                 Series 03 (Germany),
                 4.75%, 07/04/34(j).........       3,270,193
   4,050,000   Bundesrepublic Deutschland,
                 Series 05 (Germany),
                 4.00%, 01/04/37(j).........       5,142,153
  75,000,000   Canadian Government,
                 2.75%, 04/08/05............      74,959,895

                            See notes to portfolios.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$ 77,508,000   Mexican Fixed Rate Bonds,
                 Series M7 (Mexico),
                 8.00%, 12/24/08(l).........  $    6,504,033
  51,011,000   Mexican Fixed Rate Bonds,
                 Series MI7 (Mexico),
                 9.00%, 12/24/09(l).........       4,384,477
  16,795,000   New Zealand Government,
                 Series 415 (New Zealand),
                 6.00%, 04/15/15(i).........      11,812,687
   1,480,000   Quebec Province (Canada),
                 5.00%, 07/17/09............       1,508,380
   3,811,307   Republic of Colombia
                 (Colombia),
                 9.75%, 04/09/11............       4,211,495
   2,295,000   United Mexican States
                 (Mexico),
                 8.38%, 01/14/11............       2,617,448
   4,045,000   United Mexican States
                 (Mexico),
                 8.13%, 12/30/19............       4,645,683
   2,385,000   United Mexican States
                 (Mexico),
                 8.00%, 09/24/22............       2,712,938
                                              --------------
               TOTAL FOREIGN GOVERNMENT
                 OBLIGATIONS (Cost
                 $129,953,321)..............     132,060,015
                                              --------------
               SHORT TERM US GOVERNMENT AGENCY
                 SECURITY -- 8.7%
 153,300,000   Federal Home Loan Bank,
                 2.55%, 04/01/05 (Cost
                 $153,300,000)..............     153,300,000
                                              --------------
               SECURITIES LENDING COLLATERAL -- 10.0%
 175,756,294   Securities Lending Collateral
                 Investment (Note 2) (Cost
                 $175,756,294)..............     175,756,294
                                              --------------
               TOTAL SECURITIES (Cost
                 $2,114,668,873)............   2,102,396,164
                                              --------------
               REPURCHASE AGREEMENT -- 1.1%
  20,000,000   With Investors Bank and
                 Trust, dated 03/31/05,
                 2.36%, due 04/01/05,
                 repurchase proceeds at
                 maturity $20,001,311
                 (Collateralized by Fannie
                 Mae, 4.20%, due 04/01/34,
                 with a value of
                 $21,000,000) (Cost
                 $20,000,000)...............      20,000,000
                                              --------------
               SECURITIES SOLD SHORT -- (4.4)%
  35,500,000   Fannie Mae, TBA,
                 5.50%, 04/13/05............     (35,555,451)
     300,000   Fannie Mae, TBA,
                 4.00%, 04/18/05............        (287,250)
  19,100,000   Fannie Mae, TBA,
                 4.50%, 04/18/05............     (18,676,209)
  14,000,000   Fannie Mae, TBA,
                 5.50%, 04/18/05............     (14,266,868)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
               SECURITIES SOLD SHORT (CONTINUED)
$  5,200,000   Freddie Mac Gold, TBA,
                 6.00%, 04/13/05............  $   (5,321,878)
   3,900,000   Freddie Mac Gold, TBA,
                 4.00%, 04/18/05............      (3,731,812)
                                              --------------
               TOTAL SECURITIES SOLD SHORT
                 (Proceeds $78,216,768).....     (77,839,468)
                                              --------------
 CONTRACTS
 ---------
               CALL OPTIONS WRITTEN -- 0.0%
  44,000,000   Fannie Mae (30 Year) April
                 Future, Expiring April 2005
                 @ 101.72,
                 5.50%, 04/06/05............              (4)
  21,900,000   Fannie Mae (30 Year) April
                 Future, Expiring April 2005
                 @ 101.77,
                 5.50%, 04/06/05............          (1,752)
                                              --------------
               TOTAL CALL OPTIONS WRITTEN
                 (Premium $173,344).........          (1,756)
                                              --------------
               PUT OPTIONS WRITTEN -- 0.0%
          71   US Treasury Note (10 Year)
                 Sept. Future, Expiring
                 August 2005 @ 105,
                 6.00%, 08/26/05............         (28,843)
         318   US Treasury Note (10 Year)
                 Sept. Future, Expiring
                 August 2005 @ 106,
                 6.00%, 08/26/05............        (183,844)
                                              --------------
               TOTAL PUT OPTIONS WRITTEN
                 (Premium $305,821).........        (212,687)
                                              --------------
               Total Investments -- 116.6%
                 (Cost $2,055,972,940)......   2,044,342,253
               Liabilities less other
                 assets -- (16.6)%..........    (290,376,947)
                                              --------------
               NET ASSETS -- 100.0%.........  $1,753,965,306
                                              ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2005 is $2,055,972,940.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $  7,507,629
    Gross unrealized depreciation..........   (19,138,316)
                                             ------------
    Net unrealized depreciation............  $(11,630,687)
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 63.7%
              ADVERTISING -- 0.1%
      3,500   Interpublic Group of Companies,
                Inc.*(d).....................  $     42,980
      4,350   Omnicom Group, Inc.(d).........       385,062
                                               ------------
                                                    428,042
                                               ------------
              AEROSPACE AND DEFENSE -- 1.2%
      4,400   General Dynamics Corp. ........       471,020
      2,800   Goodrich Corp. ................       107,212
      2,250   L-3 Communications Holdings,
                Inc. ........................       159,795
     21,050   Lockheed Martin Corp. .........     1,285,313
      7,871   Northrop Grumman Corp. ........       424,877
      9,750   Raytheon Company...............       377,325
     18,300   The Boeing Company.............     1,069,818
     11,200   United Technologies Corp. .....     1,138,592
                                               ------------
                                                  5,033,952
                                               ------------
              AGRICULTURE -- 0.2%
      9,950   Monsanto Company...............       641,775
                                               ------------
              APPAREL: MANUFACTURING -- 0.5%
     10,200   Coach, Inc.*...................       577,626
      2,650   Jones Apparel Group, Inc. .....        88,749
      2,650   Liz Claiborne, Inc. ...........       106,345
      9,500   Nike, Inc. -- Class B..........       791,444
      2,200   Reebok International,
                Ltd.(d)......................        97,460
      6,250   VF Corp. ......................       369,625
                                               ------------
                                                  2,031,249
                                               ------------
              APPAREL: RETAIL -- 0.3%
      8,550   Limited Brands, Inc. ..........       207,765
     38,800   The Gap, Inc. .................       847,392
                                               ------------
                                                  1,055,157
                                               ------------
              AUTOMOBILE: RETAIL -- 0.0%
      6,400   AutoNation, Inc.*..............       121,216
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.4%
     68,350   Ford Motor Company.............       774,405
      2,550   General Motors Corp.(d)........        74,945
      6,750   Harley-Davidson, Inc. .........       389,880
      3,850   PACCAR, Inc. ..................       278,702
                                               ------------
                                                  1,517,932
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.1%
      3,950   Genuine Parts Company..........       171,786
      4,200   Johnson Controls, Inc. ........       234,192
                                               ------------
                                                    405,978
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BANKS -- 4.0%
      7,800   AmSouth Bancorp................  $    202,410
    109,012   Bank of America Corp. .........     4,807,428
     12,400   BB&T Corp. ....................       484,592
      6,700   Comerica, Inc. ................       369,036
      2,500   Compass Bancshares, Inc.(d)....       113,500
      1,300   First Horizon National
                Corp.(d).....................        53,027
      6,900   Golden West Financial Corp. ...       417,450
      5,450   Huntington Bancshares,
                Inc.(d)......................       130,255
     15,250   KeyCorp(d).....................       494,863
      2,450   M&T Bank Corp. ................       250,047
      5,500   Marshall & Ilsley Corp. .......       229,625
      9,250   Mellon Financial Corp. ........       263,995
     13,100   National City Corp. ...........       438,850
      9,850   North Fork Bancorp, Inc. ......       273,239
      4,550   Northern Trust Corp.(d)........       197,652
      6,200   PNC Financial Services Group...       319,176
      1,450   State Street Corp. ............        63,394
      7,200   SunTrust Banks, Inc. ..........       518,904
      6,900   Synovus Financial Corp. .......       192,234
     15,300   The Bank of New York Company,
                Inc. ........................       444,465
     39,882   US Bancorp.....................     1,149,399
     48,953   Wachovia Corp. ................     2,492,197
     36,850   Wells Fargo & Company..........     2,203,630
      1,850   Zions Bancorp..................       127,687
                                               ------------
                                                 16,237,055
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.9%
     48,600   Comcast Corp. -- Class A*......     1,641,708
      1,100   Gannett Company, Inc. .........        86,988
      4,250   McGraw-Hill Companies, Inc. ...       370,813
      1,050   Meredith Corp. ................        49,088
     63,250   News Corp. -- Class A..........     1,070,190
     44,300   The Walt Disney Company........     1,272,739
    100,390   Time Warner, Inc.*.............     1,761,844
      1,300   Tribune Company................        51,831
     36,500   Viacom, Inc. -- Class B........     1,271,295
                                               ------------
                                                  7,576,496
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.5%
      2,500   Avery Dennison Corp. ..........       154,825
      4,000   Cintas Corp.(d)................       165,240
      1,150   Ecolab, Inc.(d)................        38,008
     19,230   First Data Corp. ..............       755,931
      5,000   Fiserv, Inc.*..................       199,000
      3,400   Moody's Corp.(d)...............       274,924

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES (CONTINUED)
      8,800   Paychex, Inc. .................  $    288,816
      4,850   Robert Half International,
                Inc.(d)......................       130,756
                                               ------------
                                                  2,007,500
                                               ------------
              CHEMICALS -- 1.2%
      5,450   Air Products and Chemicals,
                Inc.(d)......................       344,931
      1,750   Ashland, Inc. .................       118,073
      2,150   Eastman Chemical Company.......       126,850
     22,000   EI du Pont de Nemours and
                Company......................     1,127,279
      2,650   Engelhard Corp. ...............        79,580
      2,500   International Flavors &
                Fragrances, Inc. ............        98,750
      9,500   PPG Industries, Inc. ..........       679,440
      7,300   Rohm and Haas Company..........       350,400
      2,300   Sigma-Aldrich Corp. ...........       140,875
     33,250   The Dow Chemical Company.......     1,657,512
                                               ------------
                                                  4,723,690
                                               ------------
              COMMERCIAL SERVICES -- 0.1%
     23,050   Cendant Corp. .................       473,447
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.9%
      8,750   Adobe Systems, Inc. ...........       587,738
      5,200   Autodesk, Inc. ................       154,752
     13,100   Automatic Data Processing,
                Inc.(d)......................       588,845
     11,600   BMC Software, Inc.*............       174,000
      3,500   Citrix Systems, Inc.*..........        83,370
     13,084   Computer Associates
                International, Inc. .........       354,576
      4,600   Computer Sciences Corp.*.......       210,910
     21,200   Compuware Corp.*...............       152,640
      6,650   Electronic Arts, Inc.*.........       344,337
     11,250   Electronic Data Systems
                Corp.(d).....................       232,538
      4,500   Intuit, Inc.*..................       196,965
      2,100   Mercury Interactive Corp.*.....        99,498
    222,050   Microsoft Corp. ...............     5,366,948
      4,400   NCR Corp.*.....................       148,456
    205,650   Oracle Corp.*..................     2,566,511
     11,400   Siebel Systems, Inc.*..........       104,082
      7,300   SunGard Data Systems, Inc.*....       251,850
      9,050   Unisys Corp.*..................        63,893
     10,100   VERITAS Software Corp.*........       234,522
                                               ------------
                                                 11,916,431
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              COMPUTERS AND OFFICE EQUIPMENT -- 3.4%
     42,300   Apple Computer, Inc.*..........  $  1,762,641
     95,500   Dell, Inc.*....................     3,669,109
     52,900   EMC Corp. (Massachusetts)*.....       651,728
     63,287   Hewlett-Packard Company........     1,388,517
     46,450   International Business Machines
                Corp. .......................     4,244,600
      2,950   Lexmark International Group,
                Inc.*........................       235,912
     17,900   Network Appliance, Inc.*.......       495,114
      5,100   Pitney Bowes, Inc. ............       230,112
    168,400   Sun Microsystems, Inc.*........       680,336
     20,750   Xerox Corp.*...................       314,363
                                               ------------
                                                 13,672,432
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.2%
      9,550   American Standard Companies,
                Inc. ........................       443,884
      9,950   Masco Corp. ...................       344,967
      2,200   Vulcan Materials Company(d)....       125,026
                                               ------------
                                                    913,877
                                               ------------
              CONSUMER GOODS AND SERVICES -- 5.6%
      2,400   Alberto-Culver Company -- Class
                B............................       114,864
     43,950   Altria Group, Inc. ............     2,873,890
     10,450   Avon Products, Inc. ...........       448,723
      5,650   Clorox Company.................       355,894
     11,450   Colgate-Palmolive Company......       597,347
      6,700   Eastman Kodak Company(d).......       218,085
     11,200   FedEx Corp. ...................     1,052,240
      3,250   Fortune Brands, Inc. ..........       262,048
    232,500   General Electric Company.......     8,383,949
     21,700   Gillette Company...............     1,095,415
     10,650   Kimberly-Clark Corp. ..........       700,025
      1,900   Leggett & Platt, Inc. .........        54,872
      6,700   Newell Rubbermaid, Inc.(d).....       146,998
     72,150   Procter & Gamble Company.......     3,823,949
      3,550   Reynolds American, Inc. .......       286,095
      4,150   The Black & Decker Corp. ......       327,809
      2,750   The Sherwin-Williams Company...       120,973
     24,500   United Parcel Service, Inc. --
                Class B......................     1,782,129
      3,885   UST, Inc. .....................       200,855
      1,900   Whirlpool Corp.(d).............       128,687
                                               ------------
                                                 22,974,847
                                               ------------

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              CONTAINERS AND PACKAGING -- 0.1%
      5,300   Ball Corp. ....................  $    219,844
        900   Bemis Company, Inc. ...........        28,008
      3,550   Pactiv Corp.*..................        82,893
      2,250   Sealed Air Corp.*..............       116,865
                                               ------------
                                                    447,610
                                               ------------
              DISTRIBUTION -- 0.0%
      1,800   WW Grainger, Inc. .............       112,086
                                               ------------
              EDUCATION -- 0.0%
        750   Apollo Group, Inc. -- Class
                A*...........................        55,545
                                               ------------
              ELECTRONICS -- 0.3%
      9,100   Emerson Electric Company.......       590,862
      4,550   Jabil Circuit, Inc.*...........       129,766
      4,750   Rockwell Collins, Inc. ........       226,053
      8,350   Solectron Corp.*...............        28,975
      2,900   Tektronix, Inc. ...............        71,137
                                               ------------
                                                  1,046,793
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.1%
     12,650   Waste Management, Inc. ........       364,953
                                               ------------
              FINANCIAL SERVICES -- 4.8%
     27,550   American Express Company(d)....     1,415,244
      1,050   Capital One Financial Corp. ...        78,509
      4,800   CIT Group, Inc. ...............       182,400
    112,399   Citigroup, Inc. ...............     5,051,210
     21,650   Countrywide Financial Corp. ...       702,759
     15,200   E*TRADE Financial Corp.*.......       182,400
      5,750   Equifax, Inc. .................       176,468
     20,600   Fannie Mae.....................     1,121,670
      5,500   Franklin Resources, Inc. ......       377,575
     15,300   Freddie Mac....................       966,960
      9,800   Goldman Sachs Group, Inc. .....     1,077,902
      6,100   H&R Block, Inc.(d).............       308,538
     10,250   Lehman Brothers Holdings,
                Inc. ........................       965,140
     27,200   MBNA Corp. ....................       667,760
     19,800   Merrill Lynch & Company,
                Inc. ........................     1,120,680
     23,600   Morgan Stanley.................     1,351,100
      9,750   Providian Financial Corp.*.....       167,310
     27,600   Prudential Financial, Inc. ....     1,584,239
      9,500   SLM Corp. .....................       473,480
      2,750   T. Rowe Price Group, Inc. .....       163,295
      5,200   The Bear Stearns Companies,
                Inc. ........................       519,480
      5,000   The Charles Schwab Corp. ......        52,550
     18,850   Washington Mutual, Inc. .......       744,575
                                               ------------
                                                 19,451,244
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 2.3%
     17,200   Anheuser-Busch Companies,
                Inc. ........................  $    815,108
     32,750   Archer-Daniels-Midland
                Company(d)...................       804,995
      3,775   Brown-Forman Corp. -- Class
                B............................       206,681
      9,150   Campbell Soup Company..........       265,533
     51,650   Coca-Cola Company..............     2,152,255
     10,300   Coca-Cola Enterprises, Inc. ...       211,356
     12,750   ConAgra Foods, Inc. ...........       344,505
      9,000   General Mills, Inc. ...........       442,350
      5,250   Hershey Foods Corp.(d).........       317,415
      8,450   HJ Heinz Company...............       311,298
      9,150   Kellogg Company................       395,921
      3,600   McCormick & Company, Inc.(d)...       123,948
      1,650   Molson Coors Brewing
                Company -- Class B(d)........       127,331
     36,100   PepsiCo, Inc. .................     1,914,382
     17,150   Sara Lee Corp. ................       380,044
      6,050   The Pepsi Bottling Group,
                Inc. ........................       168,493
      4,754   Wm Wrigley Jr. Company.........       311,720
                                               ------------
                                                  9,293,335
                                               ------------
              INSURANCE -- 3.6%
      6,200   Ace, Ltd. (Cayman
                Islands)(d)..................       255,874
     15,900   Aetna, Inc. ...................     1,191,705
     10,950   AFLAC, Inc. ...................       407,997
     14,550   Allstate Corp. ................       786,573
      2,700   Ambac Financial Group, Inc. ...       201,825
     73,503   American International Group,
                Inc. ........................     4,072,800
      7,000   Aon Corp.(d)...................       159,880
      9,650   Chubb Corp.(d).................       764,956
      7,000   CIGNA Corp. ...................       625,100
      4,205   Cincinnati Financial Corp. ....       183,380
      6,500   Hartford Financial Services
                Group, Inc.(d)...............       445,640
      8,350   Humana, Inc.*..................       266,699
      3,000   Jefferson-Pilot Corp. .........       147,150
      7,400   Lincoln National Corp.(d)......       334,036
      8,400   Loews Corp. ...................       617,736
      3,300   MBIA, Inc.(d)..................       172,524
     38,400   MetLife, Inc. .................     1,501,439
      2,650   MGIC Investment Corp. .........       163,426
     11,312   Principal Financial Group,
                Inc. ........................       435,399
      4,350   SAFECO Corp. ..................       211,889
      7,450   The Progressive Corp. .........       683,612
     14,800   The St. Paul Travelers
                Companies, Inc. .............       543,604
      2,150   Torchmark Corp. ...............       112,230

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
      3,100   UnumProvident Corp.(d).........  $     52,762
      7,300   XL Capital, Ltd. -- Class A
                (Cayman Islands).............       528,301
                                               ------------
                                                 14,866,537
                                               ------------
              INTERNET SERVICES -- 1.3%
    142,350   Cisco Systems, Inc.*...........     2,546,641
     28,700   eBay, Inc.*....................     1,069,362
      8,100   Novell, Inc.*..................        48,276
     34,817   Symantec Corp.*................       742,647
     31,100   YAHOO!, Inc.*..................     1,054,290
                                               ------------
                                                  5,461,216
                                               ------------
              LEISURE AND RECREATION -- 0.5%
      2,050   Brunswick Corp. ...............        96,043
     11,550   Carnival Corp. (Panama)........       598,405
      2,350   Harrah's Entertainment,
                Inc.(d)......................       151,763
      9,200   Hilton Hotels Corp. ...........       205,620
      8,700   Marriott International,
                Inc. -- Class A..............       581,682
      5,000   Starwood Hotels & Resorts
                Worldwide, Inc. .............       300,150
                                               ------------
                                                  1,933,663
                                               ------------
              MACHINERY -- 0.3%
      1,700   Cummins, Inc. .................       119,595
      1,100   Deere & Company................        73,843
      4,450   Dover Corp. ...................       168,166
      3,750   Ingersoll-Rand Company,
                Ltd. -- Class A (Bermuda)....       298,688
      9,750   Rockwell Automation, Inc. .....       552,239
                                               ------------
                                                  1,212,531
                                               ------------
              MANUFACTURING -- 1.7%
     25,200   3M Company.....................     2,159,388
      1,800   Cooper Industries,
                Ltd. -- Class A (Bermuda)....       128,736
      7,500   Danaher Corp.(d)...............       400,575
      3,800   Eaton Corp. ...................       248,520
     31,750   Honeywell International,
                Inc. ........................     1,181,418
      6,700   Illinois Tool Works, Inc.(d)...       599,851
      2,250   ITT Industries, Inc. ..........       203,040
        550   Parker Hannifin Corp. .........        33,506
      5,100   Textron, Inc. .................       380,562
     42,650   Tyco International, Ltd.
                (Bermuda)....................     1,441,570
                                               ------------
                                                  6,777,166
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.5%
        700   Express Scripts, Inc.*.........        61,033
      4,950   IMS Health, Inc. ..............       120,731

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
      3,200   Laboratory Corp. of America
                Holdings*....................  $    154,240
        350   Manor Care, Inc. ..............        12,726
     15,700   McKesson Corp. ................       592,675
      4,808   Medco Health Solutions,
                Inc.*(d).....................       238,333
      2,300   Quest Diagnostics, Inc. .......       241,799
     29,250   UnitedHealth Group, Inc. ......     2,789,864
     15,350   WellPoint, Inc.*...............     1,924,123
                                               ------------
                                                  6,135,524
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.6%
      2,850   Allergan, Inc. ................       197,990
      1,600   Bausch & Lomb, Inc. ...........       117,280
      2,700   Baxter International, Inc. ....        91,746
     12,500   Becton, Dickinson and
                Company......................       730,250
      5,700   Biomet, Inc. ..................       206,910
     18,450   Boston Scientific Corp.*.......       540,401
      2,600   CR Bard, Inc. .................       177,008
     12,050   Guidant Corp. .................       890,494
     80,350   Johnson & Johnson..............     5,396,305
     25,350   Medtronic, Inc. ...............     1,291,582
      8,200   St. Jude Medical, Inc.*........       295,200
      1,800   Stryker Corp. .................        80,298
      5,550   Zimmer Holdings, Inc.*.........       431,846
                                               ------------
                                                 10,447,310
                                               ------------
              METALS AND MINING -- 0.3%
      4,000   Freeport-McMoRan Copper & Gold,
                Inc. -- Class B..............       158,440
      3,900   Nucor Corp. ...................       224,484
      3,600   Phelps Dodge Corp. ............       366,228
      5,600   United States Steel Corp. .....       284,760
                                               ------------
                                                  1,033,912
                                               ------------
              OIL AND GAS: EQUIPMENT -- 0.0%
      3,500   National-Oilwell Varco,
                Inc.*........................       163,450
                                               ------------
              OIL AND GAS: PIPELINES -- 0.1%
     12,550   El Paso Corp. .................       132,779
      2,300   Kinder Morgan, Inc. ...........       174,110
     11,050   Williams Companies, Inc. ......       207,851
                                               ------------
                                                    514,740
                                               ------------
              OIL, COAL AND GAS -- 6.1%
      3,300   Amerada Hess Corp.(d)..........       317,493
      9,300   Anadarko Petroleum Corp. ......       707,730
      7,514   Apache Corp. ..................       460,082
      7,550   Baker Hughes, Inc.(d)..........       335,900
     19,400   Burlington Resources, Inc. ....       971,358
     71,600   ChevronTexaco Corp. ...........     4,174,995

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
     20,963   ConocoPhillips.................  $  2,260,649
     17,050   Devon Energy Corp. ............       814,138
      5,000   EOG Resources, Inc. ...........       243,700
    172,850   Exxon Mobil Corp. .............    10,301,859
      9,550   Halliburton Company............       413,038
      3,200   Kerr-McGee Corp. ..............       250,656
      7,550   Marathon Oil Corp. ............       354,246
      1,100   Noble Corp. (Cayman Islands)...        61,831
     14,050   Occidental Petroleum Corp. ....       999,939
      7,700   Praxair, Inc. .................       368,522
      3,900   Sunoco, Inc. ..................       403,728
      7,300   Transocean, Inc.
                (Cayman Islands)*............       375,658
      5,600   Unocal Corp. ..................       345,464
     13,000   Valero Energy Corp. ...........       952,510
                                               ------------
                                                 25,113,496
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.3%
      1,100   Georgia-Pacific Corp. .........        39,039
     10,500   International Paper Company....       386,295
      2,850   Louisiana-Pacific Corp. .......        71,649
      4,800   MeadWestvaco Corp. ............       152,736
      3,900   Plum Creek Timber Company,
                Inc. ........................       139,230
      1,300   Temple-Inland, Inc. ...........        94,315
      5,350   Weyerhauser Company............       366,475
                                               ------------
                                                  1,249,739
                                               ------------
              PHARMACEUTICALS -- 3.1%
     27,800   Abbott Laboratories............     1,296,036
      4,200   AmerisourceBergen Corp. .......       240,618
     43,000   Bristol-Myers Squibb Company...     1,094,780
     23,100   Cardinal Health, Inc.(d).......     1,288,980
     23,300   Caremark Rx, Inc.*.............       926,874
      5,000   Eli Lilly and Company..........       260,500
      8,250   Forest Laboratories, Inc.*.....       304,838
      3,715   Hospira, Inc.*.................       119,883
      2,500   King Pharmaceuticals, Inc.*....        20,775
     47,400   Merck & Company, Inc. .........     1,534,338
    164,660   Pfizer, Inc. ..................     4,325,617
        200   Schering-Plough Corp. .........         3,630
     29,400   Wyeth..........................     1,240,092
                                               ------------
                                                 12,656,961
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              PRINTING AND PUBLISHING -- 0.1%
      3,300   New York Times Company -- Class
                A............................  $    120,714
      3,300   RR Donnelley & Sons Company....       104,346
                                               ------------
                                                    225,060
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.2%
      4,550   Archstone-Smith Trust..........       155,201
      9,200   Equity Office Properties
                Trust........................       277,196
      6,100   Equity Residential.............       196,481
      4,900   Simon Property Group, Inc. ....       296,842
                                               ------------
                                                    925,720
                                               ------------
              RESEARCH AND DEVELOPMENT -- 0.6%
     28,034   Amgen, Inc.*...................     1,631,859
      1,450   Biogen Idec, Inc.*.............        50,040
      5,450   Genzyme Corp.*.................       311,958
      9,900   Gilead Sciences, Inc.*.........       354,420
      1,050   Millipore Corp.*(d)............        45,570
                                               ------------
                                                  2,393,847
                                               ------------
              RETAIL -- 3.7%
      6,900   Bed Bath & Beyond, Inc.*.......       252,126
     17,350   Best Buy Company, Inc. ........       937,074
      4,700   Circuit City Stores, Inc. .....        75,435
     10,400   Costco Wholesale Corp. ........       459,472
      9,400   CVS Corp. .....................       494,628
      3,700   Family Dollar Stores, Inc. ....       112,332
      3,900   Federated Department Stores,
                Inc. ........................       248,196
     47,572   Home Depot, Inc. ..............     1,819,153
     13,850   JC Penney Company, Inc.
                (Holding Company)............       719,092
     16,200   Lowe's Companies, Inc. ........       924,858
      6,750   May Department Stores Company..       249,885
      3,100   Nordstrom, Inc. ...............       171,678
      7,200   Office Depot, Inc.*............       159,696
        650   RadioShack Corp. ..............        15,925
      2,100   Sears Holdings Corp.*..........       279,657
     25,450   Staples, Inc. .................       799,894
     19,650   Target Corp. ..................       982,893
     11,600   TJX Companies, Inc. ...........       285,708
      4,250   Toys "R" Us, Inc.*.............       109,480
     74,270   Wal-Mart Stores, Inc. .........     3,721,669
     51,600   Walgreen Company...............     2,292,071
                                               ------------
                                                 15,110,922
                                               ------------

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL: RESTAURANTS -- 0.7%
      7,950   Darden Restaurants, Inc. ......  $    243,906
     46,050   McDonald's Corp. ..............     1,433,997
      8,550   Starbucks Corp.*...............       441,693
      5,050   Wendy's International,
                Inc.(d)......................       197,152
      6,550   YUM! Brands, Inc. .............       339,356
                                               ------------
                                                  2,656,104
                                               ------------
              RETAIL: SUPERMARKETS -- 0.1%
      1,650   Albertson's, Inc.(d)...........        34,073
      7,000   Safeway, Inc.*.................       129,710
      3,000   SUPERVALU, Inc. ...............       100,050
     16,200   The Kroger Company*............       259,686
                                               ------------
                                                    523,519
                                               ------------
              RUBBER PRODUCTS -- 0.0%
      3,900   The Goodyear Tire & Rubber
                Company*.....................        52,065
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.2%
     11,000   Agilent Technologies, Inc.*....       244,199
      6,800   Applera Corp.-Applied
                Biosystems Group.............       134,232
        550   Fisher Scientific
                International, Inc.*.........        31,306
      1,100   Pall Corp. ....................        29,832
      2,850   PerkinElmer, Inc. .............        58,796
      6,150   Thermo Electron Corp.*.........       155,534
      2,650   Waters Corp.*..................        94,844
                                               ------------
                                                    748,743
                                               ------------
              SEMICONDUCTORS -- 1.7%
      8,450   Altera Corp.*(d)...............       167,141
      8,500   Analog Devices, Inc.(d)........       307,190
     36,100   Applied Materials, Inc.*.......       586,625
      6,400   Broadcom Corp. -- Class A*.....       191,488
      1,739   Freescale Semiconductor,
                Inc. -- Class B*.............        29,998
    175,750   Intel Corp. ...................     4,082,672
        900   KLA-Tencor Corp.*..............        41,409
      7,650   Linear Technology Corp. .......       293,072
      1,400   Maxim Integrated Products,
                Inc. ........................        57,218
      6,100   National Semiconductor
                Corp.(d).....................       125,721
      2,300   QLogic Corp.*..................        93,150
     35,950   Texas Instruments, Inc. .......       916,365
                                               ------------
                                                  6,892,049
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.5%
      8,550   ALLTEL Corp. ..................       468,968
     22,960   AT&T Corp. ....................       430,500
     10,250   Avaya, Inc.*...................       119,720

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
     52,200   BellSouth Corp. ...............  $  1,372,337
      3,950   CenturyTel, Inc.(d)............       129,718
      1,450   Citizens Communications
                Company(d)...................        18,763
      3,850   Comverse Technology, Inc.*.....        97,097
     11,750   Corning, Inc.*.................       130,778
     20,050   Lucent Technologies, Inc.*.....        55,138
     89,350   Motorola, Inc. ................     1,337,569
     32,100   Nextel Communications,
                Inc. -- Class A*.............       912,282
     34,450   QUALCOMM, Inc. ................     1,262,592
      1,100   Qwest Communications
                International, Inc.*(d)......         4,070
     94,100   SBC Communications, Inc. ......     2,229,228
      7,550   Scientific-Atlanta, Inc. ......       213,061
     42,150   Sprint Corp. (FON Group)(d)....       958,913
     10,050   Tellabs, Inc.*.................        73,365
     16,000   Verizon Communications,
                Inc. ........................       568,000
                                               ------------
                                                 10,382,099
                                               ------------
              TOOLS -- 0.0%
      1,700   Snap-on, Inc. .................        54,043
      2,550   The Stanley Works..............       115,439
                                               ------------
                                                    169,482
                                               ------------
              TOYS -- 0.1%
      3,750   Hasbro, Inc. ..................        76,688
     15,650   Mattel, Inc. ..................       334,127
                                               ------------
                                                    410,815
                                               ------------
              TRANSPORTATION -- 0.4%
      9,000   Burlington Northern Santa Fe
                Corp. .......................       485,370
      8,100   CSX Corp. .....................       337,365
      9,050   Norfolk Southern Corp. ........       335,303
      1,250   Ryder System, Inc. ............        52,125
      5,050   Sabre Holdings Corp. -- Class
                A(d).........................       110,494
      5,400   Union Pacific Corp. ...........       376,380
                                               ------------
                                                  1,697,037
                                               ------------
              UTILITIES: ELECTRIC -- 1.7%
     14,400   AES Corp.*.....................       235,872
      4,250   Allegheny Energy, Inc.*(d).....        87,805
      4,350   Ameren Corp. ..................       213,194
      9,540   American Electric Power
                Company, Inc. ...............       324,932
      3,200   CenterPoint Energy, Inc. ......        38,496
      1,650   Cinergy Corp. .................        66,858

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
      5,800   Consolidated Edison, Inc.(d)...  $    244,644
      3,900   Constellation Energy Group,
                Inc. ........................       201,630
      7,350   Dominion Resources, Inc.
                (Virginia)...................       547,061
      3,850   DTE Energy Company.............       175,098
     34,900   Duke Energy Corp. .............       977,548
      7,700   Edison International...........       267,344
      4,950   Entergy Corp. .................       349,767
     14,650   Exelon Corp. ..................       672,288
      7,200   FirstEnergy Corp.(d)...........       302,040
      8,500   FPL Group, Inc. ...............       341,275
      8,450   PG&E Corp.(d)..................       288,145
      4,050   PPL Corp. .....................       218,660
      1,000   Progress Energy, Inc.(d).......        41,950
     15,850   Southern Company...............       504,506
      8,950   TXU Corp. .....................       712,688
      9,450   Xcel Energy, Inc. .............       162,351
                                               ------------
                                                  6,974,152
                                               ------------
              UTILITIES: GAS -- 0.1%
      4,550   KeySpan Corp. .................       177,314
      2,300   NiSource, Inc. ................        52,417
      8,950   Sempra Energy..................       356,568
                                               ------------
                                                    586,299
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $238,372,537)................   259,816,800
                                               ------------
 PRINCIPAL
 ---------
              US TREASURY SECURITIES -- 9.9%
              US TREASURY BONDS -- 1.1%
$ 1,405,000   10.38%, 11/15/12(d)............     1,628,155
  1,040,000   8.13%, 08/15/19................     1,399,492
    555,000   6.00%, 02/15/26................       635,063
    810,000   5.50%, 08/15/28................       880,179
                                               ------------
                                                  4,542,889
                                               ------------
              US TREASURY NOTES -- 8.8%
  2,755,000   2.50%, 10/31/06................     2,705,498
  5,375,000   3.13%, 01/31/07(d).............     5,315,794
  3,025,000   3.38%, 02/28/07................     3,003,849
 16,000,000   3.75%, 03/31/07(e).............    15,992,511
  1,745,000   3.63%, 01/15/10................     1,703,762
  1,490,000   4.00%, 03/15/10................     1,478,827
  1,725,000   4.75%, 05/15/14................     1,757,884

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES (CONTINUED)
              US TREASURY NOTES (CONTINUED)
$   280,000   4.25%, 11/15/14................  $    274,302
  3,665,000   4.00%, 02/15/15................     3,522,410
                                               ------------
                                                 35,754,837
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $40,441,665)...........    40,297,726
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 12.0%
              FANNIE MAE -- 7.4%
    300,000   1.75%, 06/16/06................       292,819
  2,225,000   2.71%, 01/30/07................     2,176,209
    665,000   2.88%, 03/15/07................       651,074
  1,355,000   2.35%, 04/05/07................     1,312,122
    520,000   3.13%, 03/16/09................       496,154
     40,000   6.63%, 09/15/09................        43,499
    700,000   4.75%, 02/21/13................       687,702
    326,271   PL# 252345, 6.00%, 03/01/14....       337,343
    278,206   PL# 254346, 6.50%, 06/01/32....       289,336
    174,914   PL# 255069, 5.00%, 01/01/34....       171,558
    356,541   PL# 255225, 5.50%, 06/01/34....       357,414
    115,511   PL# 255269, 5.50%, 07/01/34....       115,794
    218,080   PL# 323842, 5.50%, 07/01/14....       222,670
    277,252   PL# 406815, 7.00%, 07/01/28....       292,843
    251,850   PL# 535675, 7.00%, 01/01/16....       265,087
        980   PL# 549906, 7.50%, 09/01/30....         1,049
      3,586   PL# 552549, 7.50%, 09/01/30....         3,838
     15,827   PL# 555034, 6.00%, 09/01/17....        16,360
     28,070   PL# 555455, 6.00%, 04/01/18....        29,014
      9,163   PL# 555514, 6.00%, 11/01/17....         9,470
    449,520   PL# 555531, 5.50%, 06/01/33....       451,149
      1,291   PL# 558384, 7.50%, 01/01/31....         1,382
     95,204   PL# 566031, 6.00%, 03/01/16....        98,401
      3,824   PL# 568677, 7.50%, 01/01/31....         4,094
      3,637   PL# 572762, 7.50%, 03/01/31....         3,892
     22,760   PL# 575334, 6.00%, 04/01/16....        23,524
     27,039   PL# 577523, 6.00%, 05/01/16....        27,947
      9,343   PL# 578769, 6.00%, 05/01/16....         9,656
    160,892   PL# 579234, 6.00%, 04/01/16....       166,295
      5,199   PL# 581450, 6.50%, 06/01/31....         5,412
     20,590   PL# 582178, 7.50%, 06/01/31....        22,034
     78,250   PL# 582491, 6.00%, 05/01/16....        80,878
      4,753   PL# 589433, 6.50%, 07/01/31....         4,945
     13,581   PL# 594316, 6.50%, 07/01/31....        14,130
      2,664   PL# 602859, 6.50%, 10/01/31....         2,772
     51,544   PL# 614924, 7.00%, 12/01/16....        54,249
     29,909   PL# 618454, 5.50%, 12/01/16....        30,521
      6,247   PL# 620174, 6.50%, 12/01/31....         6,499
     68,670   PL# 629167, 6.50%, 08/01/32....        71,417

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$   275,491   PL# 635164, 6.50%, 08/01/32....  $    286,513
  3,229,869   PL# 725232, 5.00%, 03/01/34....     3,167,896
    656,090   PL# 725464, 6.00%, 04/01/19....       678,314
    358,352   PL# 727361, 5.00%, 08/01/18....       358,659
     45,218   PL# 744714, 4.50%, 10/01/18....        44,307
    499,516   PL# 749105, 4.50%, 10/01/18....       489,454
    625,532   PL# 770052, 4.50%, 03/01/19....       612,333
    137,084   PL# 772962, 5.50%, 05/01/34....       137,419
  1,142,509   PL# 773068, 5.50%, 03/01/34....     1,145,306
     84,919   PL# 773100, 5.50%, 04/01/34....        85,127
    456,120   PL# 773177, 5.50%, 06/01/34....       457,237
    450,910   PL# 773385, 5.50%, 05/01/34....       452,014
    210,612   PL# 773589, 5.50%, 07/01/34....       211,128
    720,100   PL# 777336, 4.50%, 04/01/19....       704,906
     47,066   PL# 779556, 5.50%, 06/01/34....        47,181
    848,022   PL# 780899, 5.50%, 05/01/34....       850,098
    444,571   PL# 786388, 5.50%, 07/01/34....       445,659
    478,746   PL# 788262, 5.50%, 07/01/34....       479,918
     77,490   PL# 793193, 5.50%, 07/01/19....        79,048
  1,496,259   PL# 806549, Variable Rate,
                4.58%, 01/01/35(a)...........     1,488,716
  1,500,000   TBA, 4.50%, 04/01/18...........     1,466,717
    900,000   TBA, 5.00%, 04/01/18...........       899,438
    200,000   TBA, 5.50%, 04/01/20...........       203,812
    800,000   TBA, 6.00%, 04/01/20...........       826,250
    300,000   TBA, 5.00%, 04/01/35...........       293,344
  1,100,000   TBA, 5.50%, 04/01/35...........     1,101,718
  1,700,000   TBA, 6.00%, 04/01/35...........     1,737,719
  2,800,000   TBA, 6.50%, 04/01/35...........     2,905,873
                                               ------------
                                                 30,506,656
                                               ------------
              FREDDIE MAC -- 0.2%
     60,000   3.88%, 11/10/08................        59,182
    695,000   Series MTN, 3.01%, 04/19/07....       682,083
                                               ------------
                                                    741,265
                                               ------------
              FREDDIE MAC GOLD -- 1.6%
  1,190,000   4.50%, 12/16/10................     1,166,486
    471,830   PL# B13607, 4.50%, 04/01/19....       462,520
    464,302   PL# B14156, 4.00%, 05/01/19....       444,735
    456,753   PL# B14794, 4.50%, 06/01/19....       447,739
     47,159   PL# C64741, 7.00%, 03/01/32....        49,699
    462,521   PL# C75655, 6.00%, 01/01/33....       474,137
    175,918   PL# E90827, 5.50%, 08/01/17....       179,748
      8,438   PL# G01309, 7.00%, 08/01/31....         8,895
     88,013   PL# G01315, 7.00%, 09/01/31....        92,805
    219,653   PL# G01391, 7.00%, 04/01/32....       231,613

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC GOLD (CONTINUED)
$   358,451   PL# M80813, 4.00%, 04/01/10....  $    351,781
  1,000,000   TBA, 5.50%, 04/01/20...........     1,020,312
  2,000,000   TBA, 5.00%, 04/01/35...........     1,956,875
                                               ------------
                                                  6,887,345
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 0.9%
    253,083   PL# 3161, 6.50%, 11/20/31......       263,936
      9,602   PL# 461836, 7.00%, 01/15/28....        10,171
     34,312   PL# 480112, 6.00%, 04/15/29....        35,360
     29,157   PL# 499445, 6.00%, 04/15/29....        30,047
     39,437   PL# 552851, 6.00%, 10/15/32....        40,611
     84,642   PL# 555581, 7.00%, 10/15/31....        89,520
     96,633   PL# 578249, 6.00%, 10/15/32....        99,508
    286,970   PL# 590257, 6.00%, 10/15/32....       295,508
      1,554   PL# 596647, 7.00%, 09/15/32....         1,643
    150,816   PL# 607183, 6.00%, 11/15/33....       155,134
    179,002   PL# 616026, 6.00%, 10/15/33....       184,127
    206,543   PL# 625651, 5.50%, 01/15/34....       208,672
     82,549   PL# 780914, 6.00%, 11/15/28....        85,083
    268,718   PL# 781328, 7.00%, 09/15/31....       284,371
  1,328,811   PL# 80916, 3.75%, 05/20/34.....     1,307,566
    600,000   TBA, 5.50%, 04/01/35...........       605,438
                                               ------------
                                                  3,696,695
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 1.5%
    600,000   Fannie Mae Grantor Trust,
                Series 2001-T2, Class B,
                6.02%, 11/25/10..............       639,934
    366,242   Fannie Mae, Series 1999-7,
                Class AB,
                6.00%, 03/25/29..............       373,471
    760,000   Fannie Mae, Series 2003-35,
                Class TE,
                5.00%, 05/25/18..............       756,209
    725,000   Fannie Mae, Series 2003-46,
                Class PT,
                3.00%, 08/25/22..............       699,641
    588,922   Fannie Mae, Series 2004-60,
                Class LB,
                5.00%, 04/25/34..............       589,091
    718,943   Fannie Mae, Series 2004-99,
                Class A0,
                5.50%, 01/25/34..............       727,772
    430,000   Fannie Mae, Series 2004-101,
                Class AR,
                5.50%, 01/25/35..............       437,027
    591,783   Freddie Mac, Series 2825, Class
                VP,
                5.50%, 06/15/15..............       602,824

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   421,358   Freddie Mac, Series 2877, Class
                PA,
                5.50%, 07/15/33..............  $    427,746
    709,920   Freddie Mac, Series 2927, Class
                BA,
                5.50%, 10/15/33..............       721,519
                                               ------------
                                                  5,975,234
                                               ------------
              PRIVATE ASSET BACKED: US GOVERNMENT
                AGENCIES -- 0.3%
    465,713   Small Business Administration,
                Series 2002-P10B, Class 1,
                5.20%, 08/01/12..............       471,900
    630,952   Small Business Administration,
                Series 2004-P10A,
                4.50%, 02/10/14..............       618,863
                                               ------------
                                                  1,090,763
                                               ------------
              RESOLUTION FUNDING STRIPS -- 0.1%
    250,000   Zero coupon, 07/15/18..........       129,000
    250,000   Zero coupon, 10/15/18..........       127,141
                                               ------------
                                                    256,141
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES(Cost
                $49,381,707).................    49,154,099
                                               ------------
              CORPORATE BONDS AND NOTES -- 12.5%
              AEROSPACE AND DEFENSE -- 0.3%
     35,000   B/E Aerospace,
                8.50%, 10/01/10..............        38,325
    190,000   Lockheed Martin Corp.,
                7.65%, 05/01/16..............       227,570
     80,000   Lockheed Martin Corp.,
                8.50%, 12/01/29..............       108,728
    110,000   Lockheed Martin Corp.,
                7.20%, 05/01/36..............       133,678
    220,000   Northrop Grumman Corp.,
                4.08%, 11/16/06..............       219,801
     90,000   Northrop Grumman Corp.,
                7.13%, 02/15/11..............       100,488
     20,000   Northrop Grumman Corp.,
                7.75%, 02/15/31..............        25,361
    720,000   RC Trust I,
                7.00%, 05/15/06..............       372,600
                                               ------------
                                                  1,226,551
                                               ------------
              AIRLINES -- 0.0%
     50,000   Southwest Airlines Company,
                5.13%, 03/01/17..............        47,029
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AUTOMOBILES/MOTOR VEHICLES -- 0.1%
$    60,000   Daimler Chrysler AG Corp.,
                7.45%, 03/01/27..............  $     64,655
     25,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............        24,296
    365,000   General Motors Corp.,
                7.20%, 01/15/11(d)...........       329,888
                                               ------------
                                                    418,839
                                               ------------
              BANKS -- 1.8%
    400,000   American Express Bank FSB,
                Series BKNT, Floating Rate,
                2.93%, 11/21/07(c)...........       400,547
    250,000   American Express Centurion
                Bank, Series BKNT,
                4.38%, 07/30/09..............       248,278
    425,000   Bank of America Corp.,
                5.25%, 02/01/07..............       433,231
    175,000   Bank of America Corp.,
                3.25%, 08/15/08..............       168,649
      5,000   Bank of America Corp.,
                7.80%, 02/15/10..............         5,666
     80,000   Bank of America Corp.,
                4.38%, 12/01/10..............        78,864
     45,000   Bank of America Corp.,
                5.38%, 06/15/14..............        45,801
    325,000   Bank One Corp.,
                6.00%, 08/01/08..............       340,259
    175,000   Chase Manhattan Corp.,
                7.13%, 06/15/09..............       190,795
    600,000   DEPFA ACS Bank (Ireland),
                3.63%, 10/29/08..............       585,171
    325,000   Deutsche Bank AG New York,
                Series YCD, Variable Rate,
                3.84%, 03/15/07(a)...........       324,220
    190,000   FleetBoston Financial Corp.,
                3.85%, 02/15/08..............       187,124
    260,000   HBOS Treasury Services
                PLC -- 144A
                (United Kingdom),
                3.75%, 09/30/08..............       254,173
    175,000   JP Morgan Chase & Company,
                5.35%, 03/01/07..............       178,615
     50,000   JP Morgan Chase & Company,
                5.25%, 05/30/07..............        51,011
     75,000   JP Morgan Chase & Company,
                3.63%, 05/01/08..............        73,221
    250,000   National City Bank, Series
                BKNT, Floating Rate,
                3.21%, 06/29/09(b)...........       250,217
    115,000   RBS Capital Trust I,
                Variable Rate,
                4.71%, perpetual(a)..........       111,239
    300,000   State Street Bank & Trust,
                Series CD1, Floating Rate,
                2.92%, 12/11/06(b)...........       299,850

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$   290,000   SunTrust Banks, Inc.,
                3.63%, 10/15/07..............  $    285,105
    150,000   SunTrust Banks, Inc.,
                4.00%, 10/15/08..............       148,174
    215,000   SunTrust Banks, Inc.,
                4.42%, 06/15/09..............       213,581
    250,000   Swedish Export Credit (Sweden),
                2.88%, 01/26/07..............       244,944
    100,000   UBS Preferred Funding Trust I,
                Variable Rate,
                8.62%, perpetual(a)..........       118,087
     50,000   US Bancorp, Series MTNN,
                3.95%, 08/23/07..............        49,802
    475,000   US Bank NA,
                2.87%, 02/01/07..............       465,780
    275,000   US Bank NA,
                2.40%, 03/12/07..............       267,087
    550,000   Wells Fargo & Company,
                4.00%, 08/15/08..............       542,285
    625,000   Wells Fargo & Company,
                4.20%, 01/15/10..............       611,762
    100,000   Wells Fargo Bank NA, Series
                BKNT, Variable Rate,
                7.80%, 06/15/10(a)...........       100,853
                                               ------------
                                                  7,274,391
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.4%
     50,000   Comcast Cable Communications
                Holdings,
                8.38%, 03/15/13..............        59,501
    465,000   Comcast Cable Communications,
                Inc.,
                6.75%, 01/30/11..............       502,904
     30,000   Comcast Corp.,
                5.50%, 03/15/11..............        30,591
     50,000   Cox Communications, Inc.,
                7.75%, 11/01/10..............        55,596
     40,000   CSC Holdings, Inc.,
                7.88%, 02/15/18..............        42,600
     20,000   News America Holdings,
                7.63%, 11/30/28..............        23,102
     75,000   News America, Inc.,
                7.30%, 04/30/28..............        83,816
    175,000   News America, Inc.,
                7.28%, 06/30/28..............       195,468
     55,000   News America, Inc. -- 144A,
                6.20%, 12/15/34..............        54,565
     83,000   TCI Communications, Inc.,
                7.88%, 08/01/13..............        96,969
     35,000   TCI Communications, Inc.,
                8.75%, 08/01/15..............        43,848
    110,000   TCI Communications, Inc.,
                7.88%, 02/15/26..............       134,573
    380,000   Time Warner, Inc.,
                6.63%, 05/15/29..............       400,481

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$    25,000   Viacom, Inc.,
                7.88%, 07/30/30..............  $     29,785
     50,000   Walt Disney Company, Series
                MTNB,
                6.20%, 06/20/14..............        53,485
                                               ------------
                                                  1,807,284
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.1%
     70,000   DR Horton, Inc.,
                5.63%, 09/15/14..............        66,802
     65,000   Hovnanian Enterprises,
                Inc. -- 144A,
                6.25%, 01/15/15..............        62,534
    110,000   Pulte Homes, Inc.,
                5.20%, 02/15/15..............       104,061
                                               ------------
                                                    233,397
                                               ------------
              FINANCIAL SERVICES -- 2.4%
    130,000   Associates Corp. NA,
                6.25%, 11/01/08..............       137,802
    375,000   Citigroup, Inc.,
                3.50%, 02/01/08..............       366,406
  1,405,000   Citigroup, Inc.,
                3.63%, 02/09/09..............     1,359,028
    100,000   Citigroup, Inc.,
                6.20%, 03/15/09..............       105,559
    650,000   Citigroup, Inc.,
                4.13%, 02/22/10..............       632,720
    710,000   Eksportfinans ASA, Series MTN
                (Norway),
                3.38%, 01/15/08..............       694,653
  1,020,000   General Electric Capital Corp.,
                4.13%, 03/04/08..............     1,013,076
    175,000   General Electric Capital Corp.,
                Series MTNA,
                6.50%, 12/10/07..............       184,412
    400,000   General Electric Capital Corp.,
                Series MTNA,
                3.60%, 10/15/08..............       388,469
     60,000   General Electric Capital Corp.,
                Series MTNA,
                4.38%, 11/21/11..............        58,666
  2,125,000   General Electric Capital Corp.,
                Series MTNA, Variable Rate,
                3.45%, 01/15/08(a)...........     2,101,484
    175,000   General Motors Acceptance
                Corp.,
                7.75%, 01/19/10..............       168,251
    175,000   General Motors Acceptance
                Corp.,
                7.25%, 03/02/11..............       162,668
     50,000   Household Finance Corp.,
                7.20%, 07/15/06..............        51,952
    325,000   Household Finance Corp.,
                6.50%, 11/15/08..............       344,752
     55,000   Lehman Brothers Holdings, Inc.,
                7.00%, 02/01/08..............        58,724

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   400,000   Nationwide Building
                Society -- 144A (United
                Kingdom),
                3.50%, 07/31/07..............  $    393,596
    150,000   Nationwide Building
                Society -- 144A (United
                Kingdom),
                4.25%, 02/01/10..............       146,951
     45,000   REFCO Finance Holdings -- 144A,
                9.00%, 08/01/12..............        47,925
    375,000   SLM Corp.,
                4.00%, 01/15/10..............       364,151
     60,000   SLM Corp., Series MTNA,
                3.63%, 03/17/08..............        58,676
    220,000   TIAA Global Markets -- 144A,
                3.88%, 01/22/08..............       217,322
    175,000   USAA Capital Corp. -- 144A,
                Series MTNB,
                4.00%, 12/10/07..............       173,863
                                               ------------
                                                  9,231,106
                                               ------------
              FOOD AND BEVERAGE -- 0.1%
    195,000   Diageo Capital PLC (United
                Kingdom),
                3.38%, 03/20/08..............       189,836
    125,000   General Mills, Inc.,
                5.13%, 02/15/07..............       127,164
                                               ------------
                                                    317,000
                                               ------------
              INSURANCE -- 0.4%
    225,000   Allstate Financial Global
                Funding -- 144A,
                6.15%, 02/01/06..............       229,259
     65,000   ASIF Global Financial
                XVIII -- 144A,
                3.85%, 11/26/07..............        64,173
    445,000   ASIF Global Financial
                XXIII -- 144A,
                3.90%, 10/22/08..............       434,171
    195,000   Berkshire Hathaway Finance
                Corp.,
                3.40%, 07/02/07..............       192,255
    225,000   Berkshire Hathaway Finance
                Corp.,
                3.38%, 10/15/08..............       217,655
    265,000   Berkshire Hathaway Finance
                Corp. -- 144A,
                4.13%, 01/15/10..............       258,816
    105,000   Liberty Mutual Group -- 144A,
                6.50%, 03/15/35..............       101,316
    100,000   New York Life
                Insurance -- 144A,
                5.88%, 05/15/33..............       104,283
    210,000   Protective Life Secured Trust,
                Series MTN,
                3.70%, 11/24/08..............       206,242
                                               ------------
                                                  1,808,170
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION -- 0.0%
$    25,000   MGM MIRAGE,
                6.00%, 10/01/09..............  $     24,781
                                               ------------
              MANUFACTURING -- 0.0%
     50,000   Briggs & Stratton Corp.,
                8.88%, 03/15/11..............        57,250
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.1%
     40,000   HCA, Inc.,
                5.50%, 12/01/09..............        39,752
    150,000   WellPoint, Inc.,
                6.38%, 06/15/06..............       153,856
    115,000   WellPoint, Inc. -- 144A,
                5.95%, 12/15/34..............       115,869
                                               ------------
                                                    309,477
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.0%
     95,000   Boston Scientific Corp.,
                5.45%, 06/15/14..............        97,024
                                               ------------
              METALS AND MINING -- 0.0%
     20,000   International Steel Group,
                6.50%, 04/15/14..............        20,500
     33,000   Ispat Inland ULC,
                9.75%, 04/01/14..............        38,775
     25,000   TriMas Corp.,
                9.88%, 06/15/12..............        25,625
                                               ------------
                                                     84,900
                                               ------------
              OIL AND GAS: PIPELINES -- 0.1%
    275,000   Consolidated Natural Gas,
                Series A,
                5.00%, 03/01/14..............       270,318
    100,000   El Paso Natural Gas,
                8.63%, 01/15/22..............       114,063
     60,000   Transcontinental Gas Pipe Line
                Corp., Series B,
                8.88%, 07/15/12..............        70,650
     60,000   Williams Companies, Inc.,
                7.63%, 07/15/19..............        65,250
     25,000   Williams Companies, Inc.,
                7.75%, 06/15/31..............        27,125
                                               ------------
                                                    547,406
                                               ------------
              OIL, COAL AND GAS -- 0.2%
    130,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31..............       160,021
    140,000   Conoco Funding Company
                (Canada),
                6.35%, 10/15/11..............       152,786
    100,000   Devon Energy Corp.,
                7.95%, 04/15/32..............       126,479
     50,000   Devon Financing Corp. ULC,
                7.88%, 09/30/31..............        62,477

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$    20,000   El Paso Production Holding
                Company,
                7.75%, 06/01/13..............  $     20,350
    230,000   EnCana Corp. (Canada),
                6.30%, 11/01/11..............       248,554
    100,000   Enterprise Products Operating
                LP, Series B,
                4.00%, 10/15/07..............        97,961
     75,000   Suncor Energy, Inc. (Canada),
                5.95%, 12/01/34..............        78,647
                                               ------------
                                                    947,275
                                               ------------
              PHARMACEUTICALS -- 0.1%
    125,000   Bristol-Myers Squibb,
                6.88%, 08/01/97..............       144,452
     75,000   Elan Finance PLC/Elan Finance
                Corp. -- 144A (Brazil),
                7.75%, 11/15/11(d)...........        56,438
    200,000   Merck & Company, Inc.,
                4.75%, 03/01/15..............       193,222
     75,000   Merck & Company, Inc.,
                5.95%, 12/01/28..............        77,760
                                               ------------
                                                    471,872
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES -- 0.2%
    645,323   Daimler Chrysler Auto Trust,
                Series 2001-C, Class A4,
                4.63%, 12/06/06..............       647,816
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.1%
    469,501   Bank of America Alternative
                Loan Trust, Series 2004-7,
                Class 4A1,
                5.00%, 08/25/19..............       470,536
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 1.2%
  1,075,000   Chase Issuance Trust,
                Series 2004-A9, Class A9,
                3.22%, 06/15/10..............     1,049,103
  1,250,000   Citibank Credit Card Issuance
                Trust, Series 2003-A6, Class
                A6,
                2.90%, 05/17/10(f)...........     1,197,008
  1,475,000   Citibank Credit Card Issuance
                Trust, Series 2004-A1, Class
                A1,
                2.55%, 01/20/09..............     1,436,177
  1,200,000   MBNA Credit Card Master Note
                Trust, Series 2004-A4, Class
                A4,
                2.70%, 09/15/09..............     1,166,872
                                               ------------
                                                  4,849,160
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.3%
$   740,000   Greenwich Capital Commercial
                Funding Corp.,
                Series 2004-GG1, Class A4,
                4.76%, 06/10/36..............  $    740,212
    510,000   Morgan Stanley Capital I,
                Series 1999-FNV1, Class A2,
                6.53%, 03/15/31..............       541,580
                                               ------------
                                                  1,281,792
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 2.9%
    810,000   Banc of America Commercial
                Mortgage, Inc., Series
                2001-1, Class A2,
                6.50%, 04/15/36..............       877,956
    301,022   Bear Stearns Commercial
                Mortgage Securities, Series
                2001, Class A1,
                6.08%, 02/15/35..............       310,557
    800,000   Bear Stearns Commercial
                Mortgage Securities, Series
                2005-PWR7, Class A2,
                4.95%, 02/11/41..............       800,821
    720,000   Chase Commercial Mortgage
                Securities Corp., Series
                2000-3, Class A2,
                7.32%, 10/15/32..............       802,622
  1,005,400   Commercial Mortgage Acceptance
                Corp., Series 1998-C2 , Class
                A2,
                6.03%, 09/15/30..............     1,041,096
  1,041,449   Countrywide Asset-Backed
                Certificates, Series 2004-13,
                Class AV4, Floating Rate,
                3.14%, 12/25/34(c)...........     1,043,030
    900,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C2, Class A2,
                6.95%, 09/15/33..............       972,322
    702,685   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C3, Class A2,
                7.18%, 08/15/36..............       767,136
  1,090,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                2000-C3, Class A2,
                6.96%, 09/15/35..............     1,202,934
    581,323   GS Mortgage Securities Corp.,
                Series 1998-C1, Class A3,
                6.14%, 10/18/30..............       607,086
    680,000   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2001-CIB2, Class A3,
                6.43%, 04/15/35..............       737,033
    605,000   LB-UBS Commercial Mortgage
                Trust, Series 2000-C4, Class
                A2,
                7.37%, 08/15/26..............       674,564

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   900,000   LB-UBS Commercial Mortgage
                Trust, Series 2004-C6, Class
                A2,
                4.19%, 08/15/29..............  $    884,526
    870,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C1, Class
                A3,
                4.55%, 02/15/30..............       851,861
                                               ------------
                                                 11,573,544
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 0.2%
    716,688   Structured Asset Securities
                Corp. -- 144A, Series
                2003-AL2, Class A,
                3.36%, 01/25/31..............       668,727
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.5%
  2,000,000   Peco Energy Transition Trust,
                Series 2000-A, Class A4,
                7.65%, 03/01/10..............     2,239,127
                                               ------------
              REAL ESTATE -- 0.1%
    230,000   EOP Operating LP,
                7.00%, 07/15/11..............       253,623
     15,000   EOP Operating LP,
                4.75%, 03/15/14..............        14,091
                                               ------------
                                                    267,714
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.1%
    225,000   Developers Diversified Realty
                Corp.,
                3.88%, 01/30/09..............       216,930
    325,000   Rouse Company,
                5.38%, 11/26/13..............       311,536
                                               ------------
                                                    528,466
                                               ------------
              RESEARCH AND DEVELOPMENT -- 0.0%
     45,000   Bio-Rad Laboratories,
                Inc. -- 144A,
                6.13%, 12/15/14..............        44,325
                                               ------------
              RETAIL -- 0.0%
     50,000   Federated Department Stores,
                Inc.,
                6.90%, 04/01/29..............        53,718
     50,000   May Department Stores Company,
                6.70%, 07/15/34..............        51,663
                                               ------------
                                                    105,381
                                               ------------
              RETAIL: SUPERMARKETS -- 0.0%
     70,000   Albertson's, Inc.,
                8.00%, 05/01/31..............        82,653
     60,000   Delhaize America, Inc.,
                9.00%, 04/15/31..............        73,196
                                               ------------
                                                    155,849
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SEMICONDUCTORS -- 0.0%
$    25,000   Freescale Semiconductor, Inc.,
                Floating Rate,
                5.41%, 07/15/09(b)...........  $     25,781
     25,000   MagnaChip Semiconductor,
                Ltd. -- 144A, Floating Rate,
                6.26%, 12/15/11(b)...........        25,750
                                               ------------
                                                     51,531
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.1%
    225,000   Irwin Land LLC, Series A-2,
                5.40%, 12/15/47..............       211,268
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.4%
    350,000   BellSouth Corp.,
                4.20%, 09/15/09..............       342,346
     25,000   BellSouth Corp.,
                6.55%, 06/15/34..............        26,841
      5,000   British Telecom PLC, Variable
                Rate (United Kingdom),
                8.50%, 12/15/30(m)...........         6,682
     50,000   Cincinnati Bell, Inc.,
                8.38%, 01/15/14(d)...........        49,500
     75,000   Deutsche Telekom International
                Finance BV (The Netherlands),
                Variable Rate,
                7.75%, 06/15/05(m)...........        75,727
     25,000   France Telecom (France),
                8.75%, 03/01/31..............        33,003
     15,000   Intelsat Bermuda Ltd. -- 144A
                (Bermuda),
                8.25%, 01/15/13..............        15,225
     30,000   Intelsat Bermuda Ltd. -- 144A
                (Bermuda), Floating Rate,
                7.81%, 01/15/12(n)...........        30,600
     65,000   New England Telephone &
                Telegraph,
                7.88%, 11/15/29..............        76,877
    210,000   New Jersey Bell Telephone,
                7.85%, 11/15/29..............       247,726
    105,000   Qwest Corp. -- 144A,
                7.88%, 09/01/11..............       108,675
     50,000   Qwest Corp. -- 144A,
                9.13%, 03/15/12..............        54,625
     65,000   SBC Communications, Inc.,
                4.13%, 09/15/09..............        63,284
    135,000   SBC Communications, Inc.,
                6.45%, 06/15/34..............       140,992
    285,000   Telecom Italia Capital -- 144A
                (Luxembourg),
                6.00%, 09/30/34..............       276,909

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$    75,000   Telefonica Europe BV
                (The Netherlands),
                7.75%, 09/15/10..............  $     85,176
    130,000   Vodafone Group PLC (United
                Kingdom),
                5.00%, 12/16/13..............       129,348
                                               ------------
                                                  1,763,536
                                               ------------
              TRANSPORTATION -- 0.1%
    230,000   Burlington Northern Santa Fe
                Corp.,
                7.29%, 06/01/36..............       281,340
     75,000   Canadian National Railway
                Company (Canada),
                6.90%, 07/15/28..............        87,686
     85,000   OMI Corp. (Marshall Islands),
                7.63%, 12/01/13..............        88,719
     80,000   Overseas Shipholding Group,
                7.50%, 02/15/24..............        80,800
                                               ------------
                                                    538,545
                                               ------------
              UTILITIES -- 0.0%
     20,000   National Waterworks, Inc.,
                Series B,
                10.50%, 12/01/12.............        22,350
     35,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............        42,700
                                               ------------
                                                     65,050
                                               ------------
              UTILITIES: ELECTRIC -- 0.2%
    160,000   First Energy Corp., Series C,
                7.38%, 11/15/31..............       181,797
     80,000   Midwest Generation LLC,
                8.75%, 05/01/34..............        89,600
     15,000   Midwest Generation LLC, Series
                B,
                8.56%, 01/02/16..............        16,772
    165,000   Progress Energy, Inc.,
                7.75%, 03/01/31..............       196,760
     25,000   Reliant Energy, Inc.,
                9.25%, 07/15/10..............        26,875
      5,000   Reliant Energy, Inc.,
                6.75%, 12/15/14..............         4,688

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$    40,000   Texas Genco LLC/
                Financing -- 144A,
                6.88%, 12/15/14..............  $     40,300
    200,000   TXU Corp. -- 144A,
                6.50%, 11/15/24..............       191,638
                                               ------------
                                                    748,430
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $51,850,091)...........    51,114,549
                                               ------------
              MUNICIPAL BONDS -- 0.1%
              CALIFORNIA
    250,000   California State Department of
                Water Powersupply Revenue
                Bond, Series E,
                3.98%, 05/01/05
                (Cost $249,999)..............       250,080
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 1.3%
    450,000   AID-Israel (Israel),
                5.50%, 04/26/24..............       476,799
    315,000   AID-Israel (Israel),
                5.50%, 09/18/33..............       336,716
    200,000   Bundesrepublic Deutschland,
                Series 03 (Germany),
                4.75%, 07/04/34(j)...........       287,489
    350,000   Bundesrepublic Deutschland,
                Series 05 (Germany),
                4.00%, 01/04/37(j)...........       444,384
  7,153,000   Mexican Fixed Rate Bonds,
                Series M7 (Mexico),
                8.00%, 12/24/08(l)...........       600,239
  4,696,000   Mexican Fixed Rate Bonds,
                Series MI7 (Mexico),
                9.00%, 12/24/09(l)...........       403,629
  1,555,000   New Zealand Government, Series
                415 (New Zealand),
                6.00%, 04/15/15(i)...........     1,093,702
    130,000   Quebec Province (Canada),
                5.00%, 07/17/09..............       132,493
    531,269   Republic of Colombia
                (Colombia),
                9.75%, 04/09/11..............       587,052
    250,000   United Mexican States (Mexico),
                11.38%, 09/15/16.............       357,500

                            See notes to portfolios.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$   367,000   United Mexican States (Mexico),
                8.13%, 12/30/19..............  $    421,500
    150,000   United Mexican States (Mexico),
                8.00%, 09/24/22..............       170,625
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS (Cost $4,996,809)     5,312,128
                                               ------------
              SECURITIES LENDING COLLATERAL -- 5.2%
 21,336,846   Securities Lending Collateral
                Investment (Note 2)
                (Cost $21,336,846)...........    21,336,846
                                               ------------
              TOTAL SECURITIES
                (Cost $406,629,654)..........   427,282,228
                                               ------------
              REPURCHASE AGREEMENT -- 4.0%
 16,178,418   With Investors Bank and Trust,
                dated 03/31/05,
                2.36%, due 04/01/05,
                repurchase proceeds at
                maturity $16,179,478
                (Collateralized by Fannie
                Mae,
                4.39%, due 01/01/34, with a
                value of $16,987,339) (Cost
                $16,178,418).................    16,178,418
                                               ------------
              SECURITIES SOLD SHORT -- (2.1)%
  5,300,000   Fannie Mae, TBA,
                5.50%, 04/13/05..............    (5,308,279)
  1,800,000   Fannie Mae, TBA,
                4.50%, 04/18/05..............    (1,760,063)
    400,000   Freddie Mac Gold, TBA,
                6.00%, 04/13/05..............      (409,375)
    400,000   Freddie Mac Gold, TBA,
                4.00%, 04/18/05..............      (382,750)
    700,000   Freddie Mac Gold, TBA,
                4.50%, 04/18/05..............      (685,343)
                                               ------------
              TOTAL SECURITIES SOLD SHORT
                (Proceeds $8,593,057)........    (8,545,810)
                                               ------------
 CONTRACTS                                        VALUE
 ---------                                     ------------
              CALL OPTIONS WRITTEN -- 0.0%
  3,750,000   Fannie Mae (30 Year) April
                Future, Expiring April 2005 @
                101.72,
                5.50%, 04/06/05..............  $         (4)
  1,900,000   Fannie Mae (30 Year) April
                Future, Expiring April 2005 @
                101.77,
                5.50%, 04/06/05..............          (152)
                                               ------------
              TOTAL CALL OPTIONS WRITTEN
                (Premium $14,858)............          (156)
                                               ------------
              PUT OPTIONS WRITTEN -- 0.0%
          6   US Treasury Note (10 Year)
                Sept. Future, Expiring August
                2005 @ 105,
                6.00%, 08/26/05..............        (2,438)
         27   US Treasury Note (10 Year)
                Sept. Future, Expiring August
                2005 @ 106,
                6.00%, 08/26/05..............       (15,609)
                                               ------------
              TOTAL PUT OPTIONS WRITTEN
                (Premium $25,951)............       (18,047)
                                               ------------
              Total Investments -- 106.6%
                (Cost $414,174,206)..........   434,896,633
              Liabilities less other
                assets -- (6.6)%.............   (26,888,509)
                                               ------------
              NET ASSETS -- 100.0%...........  $408,008,124
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2005 is $414,174,206.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $29,578,571
    Gross unrealized depreciation..........   (8,856,144)
                                             -----------
    Net unrealized appreciation............  $20,722,427
                                             ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                            See notes to portfolios.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 96.1%
               ADVERTISING -- 0.5%
   1,070,000   Interpublic Group of
                 Companies, Inc.*(d).......  $   13,139,600
                                             --------------
               AEROSPACE AND DEFENSE -- 3.5%
     231,900   Goodrich Corp. .............       8,879,451
   1,074,200   The Boeing Company..........      62,797,732
     237,700   United Technologies
                 Corp. ....................      24,164,582
                                             --------------
                                                 95,841,765
                                             --------------
               APPAREL: MANUFACTURING -- 0.9%
     341,600   Jones Apparel Group,
                 Inc. .....................      11,440,184
     150,000   Liz Claiborne, Inc. ........       6,019,500
     118,100   VF Corp. ...................       6,984,434
                                             --------------
                                                 24,444,118
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 1.3%
   1,177,400   General Motors Corp. .......      34,603,786
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 0.8%
     104,000   BorgWarner, Inc. ...........       5,062,720
     142,725   Lear Corp.(d)...............       6,331,281
     173,900   Magna International, Inc. --
                 Class A (Canada)(d).......      11,633,910
                                             --------------
                                                 23,027,911
                                             --------------
               BANKS -- 6.5%
     926,082   Bank of America Corp. ......      40,840,216
   2,061,940   JP Morgan Chase & Company...      71,343,124
     397,300   National City Corp. ........      13,309,550
     255,800   SunTrust Banks, Inc. .......      18,435,506
     560,000   Wachovia Corp. .............      28,509,600
     132,800   Wells Fargo & Company.......       7,941,440
                                             --------------
                                                180,379,436
                                             --------------
               BROADCAST SERVICES/MEDIA -- 4.9%
     422,700   Clear Channel
                 Communications, Inc. .....      14,570,469
     784,865   Comcast Corp. -- Class A*...      26,512,740
     645,000   Comcast Corp. -- Special
                 Class A*..................      21,543,000
   3,410,700   Time Warner, Inc.*..........      59,857,785
     334,400   Tribune Company.............      13,332,528
                                             --------------
                                                135,816,522
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 2.3%
     990,800   Electronic Data Systems
                 Corp.(d)..................      20,479,836
   1,800,600   Microsoft Corp. ............      43,520,502
                                             --------------
                                                 64,000,338
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTERS AND OFFICE EQUIPMENT -- 3.3%
   3,238,300   Hewlett-Packard Company.....  $   71,048,302
     232,000   International Business
                 Machines Corp. ...........      21,200,160
                                             --------------
                                                 92,248,462
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.5%
     135,000   Martin Marietta Materials,
                 Inc. .....................       7,549,200
     130,000   Vulcan Materials
                 Company(d)................       7,387,900
                                             --------------
                                                 14,937,100
                                             --------------
               CONSUMER GOODS AND SERVICES -- 5.4%
     512,000   Altria Group, Inc. .........      33,479,680
   1,660,800   General Electric Company....      59,888,448
     434,400   Kimberly-Clark Corp. .......      28,553,112
     228,000   Procter & Gamble Company....      12,084,000
     217,000   Unilever NV
                 (The Netherlands)(d)......      14,847,140
                                             --------------
                                                148,852,380
                                             --------------
               DISTRIBUTION -- 0.4%
     624,105   Ingram Micro, Inc. -- Class
                 A*........................      10,403,830
                                             --------------
               ELECTRONICS -- 4.9%
   2,464,100   Advanced Micro Devices,
                 Inc.*.....................      39,721,292
     290,000   Arrow Electronics, Inc.*....       7,351,500
     422,200   Avnet, Inc.*................       7,776,924
     981,400   Flextronics International,
                 Ltd. (Singapore)*(d)......      11,816,056
     100,000   Hubbell, Inc. -- Class
                 B(d)......................       5,110,000
   1,450,000   Sanmina-SCI Corp.*..........       7,569,000
   4,787,075   Solectron Corp.*............      16,611,150
   1,007,500   Sony Corp. (Japan) (ADR)....      40,320,150
                                             --------------
                                                136,276,072
                                             --------------
               FINANCIAL SERVICES -- 7.9%
     606,100   American Express Company....      31,135,357
   1,345,500   Citigroup, Inc. ............      60,466,770
     210,800   Fannie Mae..................      11,478,060
     362,900   Freddie Mac.................      22,935,280
     139,000   Goldman Sachs Group,
                 Inc. .....................      15,288,610
     209,800   Lehman Brothers Holdings,
                 Inc. .....................      19,754,768
     902,400   Merrill Lynch & Company,
                 Inc. .....................      51,075,840
      74,400   Morgan Stanley..............       4,259,400
                                             --------------
                                                216,394,085
                                             --------------
               FOOD AND BEVERAGE -- 0.6%
     130,400   Kraft Foods, Inc. -- Class
                 A.........................       4,309,720
     255,000   PepsiCo, Inc. ..............      13,522,650
                                             --------------
                                                 17,832,370
                                             --------------

                            See notes to portfolios.

                            VALUE & INCOME PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INSURANCE -- 7.1%
     708,600   Allstate Corp. .............  $   38,306,915
     687,000   American International
                 Group, Inc. ..............      38,066,670
     469,100   Chubb Corp.(d)..............      37,185,557
     240,000   Hartford Financial Services
                 Group, Inc.(d)............      16,454,400
     450,200   MetLife, Inc. ..............      17,602,820
      61,566   PartnerRE, Ltd.
                 (Bermuda) ................       3,977,164
     340,438   The St. Paul Travelers
                 Companies, Inc. ..........      12,504,288
     270,300   Torchmark Corp. ............      14,109,660
     238,000   XL Capital, Ltd. -- Class A
                 (Cayman Islands)(d).......      17,224,060
                                             --------------
                                                195,431,534
                                             --------------
               MANUFACTURING -- 3.2%
     204,000   Cooper Industries, Ltd. --
                 Class A (Bermuda).........      14,590,080
     100,000   Eaton Corp. ................       6,540,000
   1,074,500   Honeywell International,
                 Inc. .....................      39,982,145
     592,950   Smurfit-Stone Container
                 Corp.*....................       9,172,937
     240,000   Textron, Inc. ..............      17,908,800
                                             --------------
                                                 88,193,962
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 5.3%
   1,225,200   HCA, Inc. ..................      65,633,964
   1,332,900   Medco Health Solutions,
                 Inc.*(d)..................      66,071,853
   1,172,700   Tenet Healthcare Corp.*.....      13,521,231
                                             --------------
                                                145,227,048
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 1.0%
     473,500   Becton, Dickinson and
                 Company...................      27,661,870
                                             --------------
               METALS AND MINING -- 0.3%
     285,000   Alcoa, Inc. ................       8,661,150
                                             --------------
               OIL, COAL AND GAS -- 8.6%
     624,000   ChevronTexaco Corp. ........      36,385,440
     712,501   ConocoPhillips..............      76,836,108
   1,134,800   Exxon Mobil Corp. ..........      67,634,080
     424,000   Occidental Petroleum
                 Corp. ....................      30,176,080
     479,800   Transocean, Inc.*
                 (Cayman Islands)..........      24,690,508
                                             --------------
                                                235,722,216
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.6%
     146,800   International Paper
                 Company...................       5,400,772
     319,702   MeadWestvaco Corp. .........      10,172,918
                                             --------------
                                                 15,573,690
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS -- 2.1%
     155,660   GlaxoSmithKline PLC
                 (United Kingdom) (ADR)....  $    7,147,907
     580,700   Watson Pharmaceuticals,
                 Inc.*.....................      17,844,911
     800,400   Wyeth.......................      33,760,872
                                             --------------
                                                 58,753,690
                                             --------------
               REGISTERED INVESTMENT COMPANIES -- 9.1%
     410,000   iShares Russell 2000 Index
                 Fund......................      49,979,000
   1,690,600   SPDR Trust Series 1.........     199,490,800
                                             --------------
                                                249,469,800
                                             --------------
               RETAIL -- 4.4%
     185,700   Federated Department Stores,
                 Inc.(d)...................      11,817,948
     405,800   May Department Stores
                 Company...................      15,022,716
   1,787,700   Office Depot, Inc.*(d)......      39,651,186
     207,900   Sears Holdings Corp.*.......      27,686,043
     255,000   Target Corp. ...............      12,755,100
     533,500   Toys "R" Us, Inc.*..........      13,742,960
                                             --------------
                                                120,675,953
                                             --------------
               RETAIL: RESTAURANTS -- 0.6%
     535,000   McDonald's Corp. ...........      16,659,900
                                             --------------
               RETAIL: SUPERMARKETS -- 1.4%
     819,925   Safeway, Inc.*..............      15,193,210
     295,700   SUPERVALU, Inc.(d)..........       9,861,595
     779,350   The Kroger Company*.........      12,492,981
                                             --------------
                                                 37,547,786
                                             --------------
               RUBBER PRODUCTS -- 0.1%
     193,100   Cooper Tire & Rubber
                 Company(d)................       3,545,316
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 2.9%
   1,707,566   Nortel Networks Corp.*
                 (Canada)..................       4,661,655
   8,721,700   Qwest Communications
                 International, Inc.*......      32,270,290
     237,800   SBC Communications, Inc. ...       5,633,482
     865,700   Sprint Corp. (FON
                 Group)(d).................      19,694,675
     964,950   Tellabs, Inc.*..............       7,044,135
     320,652   Verizon Communications,
                 Inc. .....................      11,383,146
                                             --------------
                                                 80,687,383
                                             --------------

                            See notes to portfolios.

                            VALUE & INCOME PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION -- 2.2%
     474,900   Burlington Northern Santa Fe
                 Corp. ....................  $   25,611,357
     398,100   CSX Corp. ..................      16,580,865
     525,300   Norfolk Southern Corp. .....      19,462,365
                                             --------------
                                                 61,654,587
                                             --------------
               UTILITIES: ELECTRIC -- 3.2%
   1,099,780   American Electric Power
                 Company, Inc.(d)..........      37,458,506
     374,800   Constellation Energy Group,
                 Inc. .....................      19,377,160
     225,000   Entergy Corp. ..............      15,898,500
     249,450   Northeast Utilities.........       4,806,902
     305,800   Wisconsin Energy Corp. .....      10,855,900
                                             --------------
                                                 88,396,968
                                             --------------
               UTILITIES: GAS -- 0.3%
     182,425   Sempra Energy(d)............       7,267,812
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $2,403,142,459).....   2,649,328,440
                                             --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 5.4%
$148,003,264   Securities Lending
                 Collateral Investment
                 (Note 2)
                 (Cost $148,003,264).......     148,003,264
                                             --------------
               TOTAL SECURITIES
                 (Cost $2,551,145,723).....   2,797,331,704
                                             --------------
               REPURCHASE AGREEMENT -- 1.5%
  40,576,733   With Investors Bank & Trust,
                 dated 03/31/05, 2.36%, due
                 04/01/05, repurchase
                 proceeds at maturity
                 $40,579,393
                 (Collateralized by various
                 Fannie Maes,
                 3.35% -- 3.40%, due
                 01/25/33 -- 03/25/33, with
                 a total value of
                 $34,062,900, and Small
                 Business Administration,
                 5.88%, due 05/25/16 with a
                 value of $8,547,620)
                 (Cost $40,576,733)........      40,576,733
                                             --------------
               Total Investments -- 103.0%
                 (Cost $2,591,722,456).....   2,837,908,437
               Liabilities less other
                 assets -- (3.0)%..........     (82,799,297)
                                             --------------
               NET ASSETS -- 100.0%........  $2,755,109,140
                                             ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2005 is $2,591,722,456.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $308,033,469
    Gross unrealized depreciation..........   (61,847,488)
                                             ------------
    Net unrealized appreciation............  $246,185,981
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                            See notes to portfolios.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 99.4%
              AEROSPACE AND DEFENSE -- 2.0%
    138,000   Northrop Grumman Corp. ......  $    7,449,240
     69,100   Raytheon Company.............       2,674,170
    140,800   The Boeing Company...........       8,231,168
     44,900   United Defense Industries,
                Inc. ......................       3,296,558
                                             --------------
                                                 21,651,136
                                             --------------
              AGRICULTURE -- 0.5%
     80,500   Monsanto Company.............       5,192,250
                                             --------------
              APPAREL: MANUFACTURING -- 0.4%
     16,400   Coach, Inc.*.................         928,732
     53,000   VF Corp. ....................       3,134,420
                                             --------------
                                                  4,063,152
                                             --------------
              APPAREL: RETAIL -- 1.0%
     39,100   Abercrombie & Fitch
                Company -- Class A.........       2,238,084
     85,700   Aeropostale, Inc.*...........       2,806,675
    104,200   American Eagle Outfitters,
                Inc. ......................       3,079,110
     30,600   Payless ShoeSource, Inc.*....         483,174
     30,000   The Timberland Company --
                Class A*...................       2,127,900
                                             --------------
                                                 10,734,943
                                             --------------
              ASSET MANAGEMENT -- 0.3%
     86,100   Brascan Corp. -- Class A
                (Canada)(d)................       3,250,275
                                             --------------
              AUTOMOBILE: RETAIL -- 0.1%
     67,600   AutoNation, Inc.*(d).........       1,280,344
                                             --------------
              AUTOMOBILES/MOTOR VEHICLES -- 1.2%
    490,700   Ford Motor Company...........       5,559,631
     59,200   PACCAR, Inc. ................       4,285,488
     44,500   Polaris Industries,
                Inc.(d)....................       3,125,235
                                             --------------
                                                 12,970,354
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.4%
     80,400   Autoliv, Inc. ...............       3,831,060
      4,800   AutoZone, Inc.*..............         411,360
                                             --------------
                                                  4,242,420
                                             --------------
              BANKS -- 6.4%
     36,600   Astoria Financial Corp. .....         925,980
    178,300   Bank of America Corp. .......       7,863,030
     15,400   Bank of Hawaii Corp. ........         697,004
     65,000   Comerica, Inc. ..............       3,580,200
     62,200   Commerce Bancorp, Inc.
                (New Jersey)(d)............       2,019,634
     46,800   Hibernia Corp. -- Class A....       1,498,068
     58,200   IndyMac Bancorp, Inc. .......       1,978,800
     36,500   Investors Financial Services
                Corp. .....................       1,785,215
    115,600   JP Morgan Chase & Company....       3,999,760

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
    136,300   KeyCorp(d)...................  $    4,422,935
     42,900   National City Corp. .........       1,437,150
     75,100   R&G Financial Corp. -- Class
                B (Puerto Rico)............       2,340,867
     85,600   UnionBanCal Corp. ...........       5,243,000
    371,700   US Bancorp...................      10,712,394
    140,900   Wachovia Corp. ..............       7,173,219
    219,000   Wells Fargo & Company........      13,096,200
                                             --------------
                                                 68,773,456
                                             --------------
              BROADCAST SERVICES/MEDIA -- 3.8%
     80,000   Clear Channel Communications,
                Inc. ......................       2,757,600
     71,500   Comcast Corp. -- Class A*....       2,415,270
     15,200   Hearst-Argyle Television,
                Inc. -- Class A............         387,600
    181,400   Liberty Media Corp. -- Class
                A*.........................       1,881,118
     30,200   Liberty Media International,
                Inc. -- Class A*...........       1,320,948
     41,400   McGraw-Hill Companies,
                Inc. ......................       3,612,150
    159,200   News Corp. -- Class A........       2,693,664
    292,900   The Walt Disney Company(d)...       8,415,017
    588,500   Time Warner, Inc.*...........      10,328,175
    114,365   Viacom, Inc. -- Class B......       3,983,333
     93,100   XM Satellite Radio Holdings,
                Inc. -- Class A*(d)........       2,932,650
                                             --------------
                                                 40,727,525
                                             --------------
              BUSINESS SERVICES AND SUPPLIES -- 0.4%
     37,400   Dun & Bradstreet Corp.*......       2,298,230
     29,400   Moody's Corp. ...............       2,377,284
                                             --------------
                                                  4,675,514
                                             --------------
              CHEMICALS -- 1.5%
    169,800   Agrium, Inc. (Canada)(d).....       3,098,850
     88,500   EI du Pont de Nemours and
                Company....................       4,534,740
     64,100   Methanex Corp. (Canada)......       1,245,463
     31,300   PPG Industries, Inc. ........       2,238,576
     73,300   The Dow Chemical Company.....       3,654,005
     22,800   The Lubrizol Corp. ..........         926,592
                                             --------------
                                                 15,698,226
                                             --------------
              COMMERCIAL SERVICES -- 0.4%
     57,100   ARAMARK Corp. -- Class B.....       1,500,588
    135,200   Cendant Corp. ...............       2,777,008
                                             --------------
                                                  4,277,596
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 4.8%
    124,666   Activision, Inc.*............       1,845,057
     78,800   Autodesk, Inc. ..............       2,345,088

                            See notes to portfolios.

                           GROWTH & INCOME PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     76,900   Automatic Data Processing,
                Inc.(d)....................  $    3,456,655
    128,200   BMC Software, Inc.*..........       1,923,000
     55,000   Cadence Design Systems,
                Inc.*(d)...................         822,250
        160   Computer Associates
                International, Inc. .......           4,336
     52,300   Computer Sciences Corp.*.....       2,397,955
        328   Enterasys Networks, Inc.*....             459
  1,343,500   Microsoft Corp. .............      32,472,395
    185,100   NVIDIA Corp.*................       4,397,976
    120,300   Oracle Corp.*................       1,501,344
                                             --------------
                                                 51,166,515
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.2%
     98,000   Dell, Inc.*..................       3,765,160
    400,400   Hewlett-Packard Company......       8,784,776
     89,300   International Business
                Machines Corp. ............       8,160,234
    122,700   SanDisk Corp.*(d)............       3,411,060
                                             --------------
                                                 24,121,230
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.8%
     45,000   Beazer Homes USA, Inc.(d)....       2,243,700
     28,900   KB Home......................       3,394,594
     17,500   Lafarge North America,
                Inc. ......................       1,022,875
     15,400   Masco Corp. .................         533,918
     50,960   MDC Holdings, Inc. ..........       3,549,364
     42,700   Standard Pacific Corp.(d)....       3,082,513
     45,400   The Ryland Group, Inc.(d)....       2,815,708
     41,600   Toll Brothers, Inc.*.........       3,280,160
                                             --------------
                                                 19,922,832
                                             --------------
              CONSUMER GOODS AND SERVICES -- 6.0%
    111,000   Altria Group, Inc. ..........       7,258,290
     27,500   American Greetings Corp. --
                Class A....................         700,700
     33,900   Clorox Company...............       2,135,361
     76,200   Colgate-Palmolive Company....       3,975,354
     58,300   Energizer Holdings, Inc.*....       3,486,340
     30,200   FedEx Corp. .................       2,837,290
    547,300   General Electric Company.....      19,735,638
     32,700   Gillette Company.............       1,650,696
     39,700   Kimberly-Clark Corp. ........       2,609,481
    261,800   Procter & Gamble Company.....      13,875,400
     30,500   Reynolds American, Inc. .....       2,457,995
     13,100   The Black & Decker Corp. ....       1,034,769

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
      7,300   United Parcel Service,
                Inc. -- Class B............  $      531,002
     42,900   UST, Inc. ...................       2,217,930
                                             --------------
                                                 64,506,246
                                             --------------
              CONTAINERS AND PACKAGING -- 0.3%
     64,300   Ball Corp. ..................       2,667,164
     13,600   Owens-Illinois, Inc.*........         341,904
                                             --------------
                                                  3,009,068
                                             --------------
              DISTRIBUTION -- 0.3%
    175,700   Ingram Micro, Inc. -- Class
                A*.........................       2,928,919
     13,500   Tech Data Corp.*.............         500,310
                                             --------------
                                                  3,429,229
                                             --------------
              ELECTRONICS -- 0.6%
    120,700   Advanced Micro Devices,
                Inc.*(d)...................       1,945,684
     64,700   Arrow Electronics, Inc.*.....       1,640,145
     18,000   Emerson Electric Company.....       1,168,740
     22,800   Harman International
                Industries, Inc. ..........       2,016,888
                                             --------------
                                                  6,771,457
                                             --------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.2%
     57,000   Waste Management, Inc. ......       1,644,450
                                             --------------
              FINANCIAL SERVICES -- 8.3%
     54,500   AG Edwards, Inc. ............       2,441,600
    134,200   American Express Company(d)..       6,893,854
     87,700   AmeriCredit Corp.*(d)........       2,055,688
    130,600   Capital One Financial
                Corp. .....................       9,764,962
     49,800   CIT Group, Inc. .............       1,892,400
    553,100   Citigroup, Inc. .............      24,856,314
    129,900   Countrywide Financial
                Corp. .....................       4,216,554
     28,900   E*TRADE Financial Corp.*.....         346,800
     52,300   Freddie Mac..................       3,305,360
     13,700   Goldman Sachs Group, Inc. ...       1,506,863
     62,600   Lehman Brothers Holdings,
                Inc. ......................       5,894,416
    109,500   MBNA Corp. ..................       2,688,225
    167,800   Merrill Lynch & Company,
                Inc. ......................       9,497,480
     27,100   Morgan Stanley...............       1,551,475
     87,500   Providian Financial
                Corp.*(d)..................       1,501,500
     53,500   Prudential Financial,
                Inc. ......................       3,070,900
     58,500   The Bear Stearns Companies,
                Inc. ......................       5,844,150
     43,800   Washington Mutual, Inc. .....       1,730,100
                                             --------------
                                                 89,058,641
                                             --------------

                            See notes to portfolios.

                           GROWTH & INCOME PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 2.5%
    180,400   Archer-Daniels-Midland
                Company(d).................  $    4,434,232
    111,300   Coca-Cola Company............       4,637,871
      8,800   Hershey Foods Corp.(d).......         532,048
     15,900   PepsiAmericas, Inc. .........         360,294
    141,900   PepsiCo, Inc. ...............       7,524,957
     57,300   Pilgrim's Pride Corp. .......       2,046,756
    109,100   Smithfield Foods, Inc.*......       3,442,105
     63,800   The Pepsi Bottling Group,
                Inc. ......................       1,776,830
    115,900   Tyson Foods, Inc. -- Class
                A..........................       1,933,212
                                             --------------
                                                 26,688,305
                                             --------------
              INSURANCE -- 5.4%
     94,600   Aetna, Inc. .................       7,090,270
    126,700   Allstate Corp. ..............       6,849,402
      4,800   Ambac Financial Group,
                Inc. ......................         358,800
    153,300   American International Group,
                Inc. ......................       8,494,353
     66,500   Axis Capital Holdings, Ltd.
                (Bermuda)..................       1,798,160
      9,100   CIGNA Corp. .................         812,630
      8,900   Cincinnati Financial
                Corp. .....................         388,129
     35,500   Endurance Specialty Holdings,
                Ltd. (Bermuda).............       1,343,320
     28,200   Humana, Inc.*................         900,708
     47,200   IPC Holdings, Ltd.
                (Bermuda)..................       1,854,016
     67,500   Lincoln National Corp.(d)....       3,046,950
     87,500   Loews Corp. .................       6,434,750
     40,800   MBIA, Inc.(d)................       2,133,024
    132,900   MetLife, Inc. ...............       5,196,390
     11,900   Nationwide Financial
                Services, Inc. -- Class
                A..........................         427,210
     70,600   Principal Financial Group,
                Inc. ......................       2,717,394
     63,400   Radian Group, Inc. ..........       3,026,716
     40,100   StanCorp Financial Group,
                Inc. ......................       3,399,678
     25,800   The Progressive Corp. .......       2,367,408
                                             --------------
                                                 58,639,308
                                             --------------
              INTERNET SERVICES -- 4.0%
     47,500   CheckFree Corp.*(d)..........       1,936,100
    670,700   Cisco Systems, Inc.*.........      11,998,823
      9,900   EarthLink, Inc.*.............          89,100
    111,000   eBay, Inc.*..................       4,135,860
     27,600   Google, Inc. -- Class
                A*(d)......................       4,982,076
    214,100   Juniper Networks, Inc.*(d)...       4,723,046
     38,200   Symantec Corp.*..............         814,806
    170,300   VeriSign, Inc.*..............       4,887,610
    284,900   YAHOO!, Inc.*................       9,658,110
                                             --------------
                                                 43,225,531
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              LEISURE AND RECREATION -- 2.2%
      8,300   Carnival Corp. (Panama)......  $      430,023
     73,800   DreamWorks Animation SKG,
                Inc. -- Class A*...........       3,004,398
     85,400   Hilton Hotels Corp. .........       1,908,690
    124,000   Marriott International,
                Inc. -- Class A............       8,290,640
      7,900   MGM MIRAGE*..................         559,478
    151,600   Starwood Hotels & Resorts
                Worldwide, Inc. ...........       9,100,548
                                             --------------
                                                 23,293,777
                                             --------------
              MACHINERY -- 0.8%
     30,900   Caterpillar, Inc. ...........       2,825,496
     21,300   Cummins, Inc. ...............       1,498,455
     64,900   Graco, Inc. .................       2,619,364
     14,500   Rockwell Automation, Inc. ...         821,280
     20,800   Terex Corp.*.................         900,640
                                             --------------
                                                  8,665,235
                                             --------------
              MANUFACTURING -- 1.5%
     40,000   3M Company...................       3,427,600
     56,000   Harsco Corp. ................       3,338,160
    102,300   Honeywell International,
                Inc. ......................       3,806,583
      5,300   Illinois Tool Works, Inc. ...         474,509
      8,500   ITT Industries, Inc. ........         767,040
    125,100   Tyco International, Ltd.
                (Bermuda)..................       4,228,380
                                             --------------
                                                 16,042,272
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.4%
     20,100   Express Scripts, Inc.*.......       1,752,519
     56,000   IMS Health, Inc. ............       1,365,840
     29,600   McKesson Corp. ..............       1,117,400
     74,900   Medco Health Solutions,
                Inc.*(d)...................       3,712,793
     34,600   UnitedHealth Group, Inc. ....       3,300,148
     28,700   WellPoint, Inc.*.............       3,597,545
                                             --------------
                                                 14,846,245
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.1%
     27,400   Allergan, Inc. ..............       1,903,478
     69,800   Becton, Dickinson and
                Company....................       4,077,716
     10,000   Guidant Corp. ...............         739,000
    362,600   Johnson & Johnson............      24,352,216
     54,100   Kinetic Concepts, Inc.*......       3,227,065
      9,500   Medtronic, Inc. .............         484,025
     66,200   St. Jude Medical, Inc.*......       2,383,200
     51,900   Stryker Corp. ...............       2,315,259
     59,800   Zimmer Holdings, Inc.*.......       4,653,038
                                             --------------
                                                 44,134,997
                                             --------------

                            See notes to portfolios.

                           GROWTH & INCOME PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING -- 1.1%
      7,600   Newmont Mining Corp. ........  $      321,100
     97,900   Nucor Corp. .................       5,635,124
     17,200   Southern Peru Copper
                Corp.(d)...................         953,912
     39,100   Steel Dynamics, Inc.(d)......       1,346,995
     39,900   United States Steel Corp. ...       2,028,915
     70,700   Worthington Industries,
                Inc. ......................       1,363,096
                                             --------------
                                                 11,649,142
                                             --------------
              OIL, COAL AND GAS -- 8.2%
     75,000   Anadarko Petroleum Corp. ....       5,707,500
     16,800   Apache Corp. ................       1,028,664
     55,200   Burlington Resources,
                Inc. ......................       2,763,864
    263,400   ChevronTexaco Corp. .........      15,358,854
    101,000   ConocoPhillips...............      10,891,840
     11,800   Devon Energy Corp. ..........         563,450
     95,900   EOG Resources, Inc. .........       4,674,166
    492,900   Exxon Mobil Corp. ...........      29,376,840
     28,300   Newfield Exploration
                Company*...................       2,101,558
     42,000   Occidental Petroleum
                Corp. .....................       2,989,140
     75,000   PetroKazakhstan,
                Inc. -- Class A (Canada)...       3,012,750
      8,300   Schlumberger, Ltd.
                (Netherland Antilles)......         584,984
     64,900   Sunoco, Inc. ................       6,718,448
     15,200   Transocean, Inc.
                (Cayman Islands)*..........         782,192
     19,700   Unit Corp.*..................         889,849
     26,600   Valero Energy Corp. .........       1,948,982
                                             --------------
                                                 89,393,081
                                             --------------
              PHARMACEUTICALS -- 4.2%
      8,000   Abbott Laboratories..........         372,960
     16,500   Bristol-Myers Squibb
                Company....................         420,090
     27,700   Cardinal Health, Inc.(d).....       1,545,660
    199,400   Caremark Rx, Inc.*(d)........       7,932,132
     74,700   Eli Lilly and Company........       3,891,870
    106,825   IVAX Corp.*..................       2,111,930
    117,400   Merck & Company, Inc. .......       3,800,238
     36,800   Novartis AG (ADR)
                (Switzerland)..............       1,721,504
    757,500   Pfizer, Inc. ................      19,899,525
    200,900   Schering-Plough Corp. .......       3,646,335
                                             --------------
                                                 45,342,244
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.2%
      9,100   AMB Property Corp. ..........         343,980
     62,900   Equity Office Properties
                Trust......................       1,895,177
                                             --------------
                                                  2,239,157
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RESEARCH AND DEVELOPMENT -- 1.5%
    187,200   Amgen, Inc.*.................  $   10,896,912
     43,100   Biogen Idec, Inc.*...........       1,487,381
     45,300   Genentech, Inc.*.............       2,564,433
     10,500   Genzyme Corp.*...............         601,020
     25,800   ImClone Systems, Inc.*(d)....         890,100
                                             --------------
                                                 16,439,846
                                             --------------
              RETAIL -- 4.9%
     44,400   7-Eleven, Inc.*..............       1,066,488
     55,400   BJ'S Wholesale Club, Inc.*...       1,720,724
    203,503   Circuit City Stores, Inc. ...       3,266,223
     24,500   Costco Wholesale Corp. ......       1,082,410
      9,400   CVS Corp. ...................         494,628
     33,100   Dillard's, Inc. -- Class A...         890,390
     68,700   Federated Department Stores,
                Inc. ......................       4,372,068
    358,700   Home Depot, Inc. ............      13,716,688
     86,500   JC Penney Company, Inc.
                (Holding Company)..........       4,491,080
     35,500   Kohl's Corp.*................       1,832,865
      5,000   Sears Holdings Corp.*(d).....         665,850
    140,900   Staples, Inc. ...............       4,428,487
      6,900   Target Corp. ................         345,138
    283,100   Wal-Mart Stores, Inc. .......      14,186,141
                                             --------------
                                                 52,559,180
                                             --------------
              RETAIL: RESTAURANTS -- 0.8%
     36,200   CBRL Group, Inc. ............       1,495,060
     96,400   Darden Restaurants, Inc. ....       2,957,552
    108,100   McDonald's Corp. ............       3,366,234
     18,700   Starbucks Corp.*.............         966,042
                                             --------------
                                                  8,784,888
                                             --------------
              RETAIL: SUPERMARKETS -- 0.7%
    133,200   SUPERVALU, Inc.(d)...........       4,442,220
    175,900   The Kroger Company*..........       2,819,677
                                             --------------
                                                  7,261,897
                                             --------------
              SEMICONDUCTORS -- 3.7%
    175,500   Altera Corp.*(d).............       3,471,390
    140,900   Applied Materials, Inc.*.....       2,289,625
    124,000   Broadcom Corp. -- Class A*...       3,710,080
     22,799   Freescale Semiconductor,
                Inc. -- Class B*...........         393,283
    251,800   Intel Corp. .................       5,849,314
     84,700   Maxim Integrated Products,
                Inc. ......................       3,461,689
    112,400   MEMC Electronic Materials,
                Inc.*......................       1,511,780
    183,000   Micron Technology, Inc.*.....       1,892,220
    271,500   National Semiconductor
                Corp.(d)...................       5,595,615

                            See notes to portfolios.

                           GROWTH & INCOME PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
    275,200   PMC-Sierra, Inc.*(d).........  $    2,421,760
    382,300   Texas Instruments, Inc. .....       9,744,827
                                             --------------
                                                 40,341,583
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 5.0%
     11,100   ALLTEL Corp.(d)..............         608,835
     44,800   BellSouth Corp. .............       1,177,792
    146,700   CenturyTel, Inc.(d)..........       4,817,628
    129,500   Comverse Technology, Inc.*...       3,265,990
    718,200   Motorola, Inc. ..............      10,751,454
     56,400   Nextel Communications,
                Inc. -- Class A*...........       1,602,888
    290,400   QUALCOMM, Inc. ..............      10,643,160
     50,100   SBC Communications, Inc. ....       1,186,869
     95,700   Sprint Corp. (FON
                Group)(d)..................       2,177,175
     37,000   Telephone and Data Systems,
                Inc.(d)....................       3,019,200
    419,800   Verizon Communications,
                Inc. ......................      14,902,900
                                             --------------
                                                 54,153,891
                                             --------------
              TRANSPORTATION -- 1.1%
     35,900   Burlington Northern Santa Fe
                Corp. .....................       1,936,087
     59,300   JB Hunt Transport Services,
                Inc. ......................       2,595,561
     54,200   Norfolk Southern Corp. ......       2,008,110
     78,000   Ryder System, Inc. ..........       3,252,600
     41,900   Teekay Shipping Corp.
                (Marshall Islands).........       1,883,405
                                             --------------
                                                 11,675,763
                                             --------------
              UTILITIES: ELECTRIC -- 2.8%
     18,200   Alliant Energy Corp. ........         487,396
     60,700   American Electric Power
                Company, Inc.(d)...........       2,067,442
     88,300   Constellation Energy Group,
                Inc. ......................       4,565,110
    177,900   Edison International.........       6,176,688
     16,200   Entergy Corp. ...............       1,144,692
     95,900   Exelon Corp. ................       4,400,851
     74,700   Pepco Holdings, Inc. ........       1,567,953
     72,700   PG&E Corp. ..................       2,479,070
     47,400   SCANA Corp. .................       1,811,628
     64,100   TXU Corp. ...................       5,104,283
                                             --------------
                                                 29,805,113
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: GAS -- 0.4%
    102,500   Sempra Energy(d).............  $    4,083,600
                                             --------------
              TOTAL COMMON STOCKS
                (Cost $1,001,814,333)......   1,070,431,914
                                             --------------
 PRINCIPAL
 ---------
              '-SECURITIES LENDING COLLATERAL -- 8.7%
$93,658,255   Securities Lending Collateral
                Investment (Note 2) (Cost
                $93,658,255)...............      93,658,255
                                             --------------
              TOTAL SECURITIES
                (Cost $1,095,472,588)......   1,164,090,169
                                             --------------
              REPURCHASE AGREEMENT -- 0.9%
  9,978,216   With Investors Bank and
                Trust, dated 03/31/05,
                2.36%, due 04/01/05,
                repurchase proceeds at
                maturity $9,978,870
                (Collateralized by various
                Small Business
                Administrations, 5.13% --
                6.38%, due 01/25/16 --
                11/25/28, with a total
                value of $10,477,127) (Cost
                $9,978,216)................       9,978,216
                                             --------------
              Total Investments -- 109.0%
                (Cost $1,105,450,804)......   1,174,068,385
              Liabilities less other
                assets -- (9.0)%...........     (96,982,828)
                                             --------------
              NET ASSETS -- 100.0%.........  $1,077,085,557
                                             ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2005 is $1,105,450,804.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $104,661,530
    Gross unrealized depreciation..........   (36,043,949)
                                             ------------
    Net unrealized appreciation............  $ 68,617,581
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                            See notes to portfolios.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.5%
               AEROSPACE AND DEFENSE -- 1.2%
      74,251   General Dynamics Corp. .....  $    7,948,570
     309,000   The Boeing Company..........      18,064,140
                                             --------------
                                                 26,012,710
                                             --------------
               AGRICULTURE -- 0.4%
     150,100   Monsanto Company............       9,681,450
                                             --------------
               APPAREL: MANUFACTURING -- 0.7%
     202,313   Nike, Inc. -- Class B.......      16,854,696
                                             --------------
               BANKS -- 1.4%
     246,200   Commerce Bancorp, Inc. (New
                 Jersey)(d)................       7,994,114
     269,342   UBS AG (Switzerland)(d).....      22,732,465
                                             --------------
                                                 30,726,579
                                             --------------
               BROADCAST SERVICES/MEDIA -- 2.9%
     320,100   Clear Channel
                 Communications, Inc. .....      11,033,847
     396,600   News Corp. -- Class A(d)....       6,710,472
     545,900   The Walt Disney Company.....      15,683,707
   1,144,800   Time Warner, Inc.*..........      20,091,240
     372,300   XM Satellite Radio Holdings,
                 Inc. -- Class A*(d).......      11,727,450
                                             --------------
                                                 65,246,716
                                             --------------
               CHEMICALS -- 1.2%
     354,300   EI du Pont de Nemours and
                 Company...................      18,154,332
     178,700   The Dow Chemical Company....       8,908,195
                                             --------------
                                                 27,062,527
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 5.3%
     307,500   Automatic Data Processing,
                 Inc.(d)...................      13,822,125
         528   Computer Associates
                 International, Inc. ......          14,309
     278,445   Electronic Arts, Inc.*......      14,417,882
   3,037,270   Microsoft Corp. ............      73,410,816
     740,600   NVIDIA Corp.*...............      17,596,656
                                             --------------
                                                119,261,788
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 2.0%
     806,475   Dell, Inc.*.................      30,984,770
     491,900   SanDisk Corp.*(d)...........      13,674,820
                                             --------------
                                                 44,659,590
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.5%
     186,627   Lennar Corp. -- Class A.....      10,578,018
                                             --------------
               CONSUMER GOODS AND SERVICES -- 10.2%
     304,600   Colgate-Palmolive Company...      15,890,982
     424,720   FedEx Corp. ................      39,902,444

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CONSUMER GOODS AND SERVICES (CONTINUED)
   2,431,642   General Electric Company....  $   87,685,010
     158,900   Kimberly-Clark Corp. .......      10,444,497
   1,480,812   Procter & Gamble Company....      78,483,036
                                             --------------
                                                232,405,969
                                             --------------
               ELECTRONICS -- 0.3%
     259,400   Arrow Electronics, Inc.*....       6,575,790
                                             --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.3%
     229,900   Waste Management, Inc. .....       6,632,615
                                             --------------
               FINANCIAL SERVICES -- 8.9%
     510,600   American Express Company....      26,229,522
     522,300   Capital One Financial
                 Corp.(d)..................      39,052,371
     859,188   Countrywide Financial
                 Corp. ....................      27,889,242
     399,170   Goldman Sachs Group,
                 Inc. .....................      43,904,707
     143,700   Investors Financial Services
                 Corp. ....................       7,028,367
     835,302   SLM Corp. ..................      41,631,452
      83,018   The Chicago Mercantile
                 Exchange..................      16,107,983
                                             --------------
                                                201,843,644
                                             --------------
               FOOD AND BEVERAGE -- 1.9%
     354,600   Coca-Cola Company...........      14,776,182
     510,584   PepsiCo, Inc. ..............      27,076,270
                                             --------------
                                                 41,852,452
                                             --------------
               INSURANCE -- 1.0%
     396,400   American International
                 Group, Inc. ..............      21,964,524
                                             --------------
               INTERNET SERVICES -- 6.0%
     189,800   CheckFree Corp.*(d).........       7,736,248
   1,709,740   Cisco Systems, Inc.*........      30,587,249
     377,700   eBay, Inc.*.................      14,073,102
     109,800   Google, Inc. -- Class
                 A*(d).....................      19,819,998
     856,300   Juniper Networks,
                 Inc.*(d)..................      18,889,978
     681,300   VeriSign, Inc.*.............      19,553,310
     712,200   YAHOO!, Inc.*...............      24,143,580
                                             --------------
                                                134,803,465
                                             --------------
               LEISURE AND RECREATION -- 7.2%
     398,967   Carnival Corp. (Panama).....      20,670,480
     295,300   DreamWorks Animation SKG,
                 Inc. -- Class A*..........      12,021,663
     142,558   Four Seasons Hotels, Inc.
                 (Canada)(d)...............      10,078,851
     341,400   Hilton Hotels Corp. ........       7,630,290
     495,900   Marriott International,
                 Inc. -- Class A(d)........      33,155,874
     211,840   MGM MIRAGE*.................      15,002,509

                            See notes to portfolios.

                            EQUITY GROWTH PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               LEISURE AND RECREATION (CONTINUED)
     606,200   Starwood Hotels & Resorts
                 Worldwide, Inc. ..........  $   36,390,185
     416,544   Wynn Resorts, Ltd.*(d)......      28,216,691
                                             --------------
                                                163,166,543
                                             --------------
               MACHINERY -- 1.5%
     367,628   Caterpillar, Inc. ..........      33,615,904
                                             --------------
               MANUFACTURING -- 0.7%
     409,000   Honeywell International,
                 Inc. .....................      15,218,890
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 5.8%
      80,700   Express Scripts, Inc.*......       7,036,233
     300,000   Medco Health Solutions,
                 Inc.*(d)..................      14,871,000
     980,220   UnitedHealth Group, Inc. ...      93,493,384
     114,800   WellPoint, Inc.*............      14,390,180
                                             --------------
                                                129,790,797
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 6.9%
   1,037,008   Johnson & Johnson...........      69,645,457
     215,800   Kinetic Concepts, Inc.*.....      12,872,470
     216,900   St. Jude Medical, Inc.*.....       7,808,400
     207,500   Stryker Corp. ..............       9,256,575
     718,795   Zimmer Holdings, Inc.*......      55,929,439
                                             --------------
                                                155,512,341
                                             --------------
               OIL, COAL AND GAS -- 2.3%
     279,600   EOG Resources, Inc. ........      13,627,704
     392,938   Exxon Mobil Corp. ..........      23,419,106
     113,340   Newfield Exploration
                 Company*..................       8,416,628
      97,632   Schlumberger, Ltd.
                 (Netherland Antilles).....       6,881,103
                                             --------------
                                                 52,344,541
                                             --------------
               PHARMACEUTICALS -- 4.0%
     547,400   Caremark Rx, Inc.*..........      21,775,572
     428,700   IVAX Corp.*.................       8,475,399
     147,100   Novartis AG
                 (Switzerland)(ADR)........       6,881,338
   1,445,039   Pfizer, Inc. ...............      37,961,175
     803,400   Schering-Plough Corp. ......      14,581,710
                                             --------------
                                                 89,675,194
                                             --------------
               RESEARCH AND DEVELOPMENT -- 4.0%
     492,069   Amgen, Inc.*................      28,643,336
   1,089,713   Genentech, Inc.*............      61,688,653
                                             --------------
                                                 90,331,989
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL -- 8.3%
     656,200   Circuit City Stores,
                 Inc. .....................  $   10,532,010
   1,172,700   Home Depot, Inc. ...........      44,844,048
     347,400   JC Penney Company, Inc.
                 (Holding Company).........      18,037,008
     142,100   Kohl's Corp.*...............       7,336,623
     812,059   Lowe's Companies, Inc. .....      46,360,448
     565,100   Staples, Inc. ..............      17,761,093
     852,218   Wal-Mart Stores, Inc. ......      42,704,644
                                             --------------
                                                187,575,874
                                             --------------
               RETAIL: RESTAURANTS -- 0.9%
     392,933   Starbucks Corp.*............      20,298,919
                                             --------------
               SEMICONDUCTORS -- 5.4%
     701,900   Altera Corp.*(d)............      13,883,582
     567,400   Applied Materials, Inc.*....       9,220,250
     499,000   Broadcom Corp. -- Class
                 A*........................      14,930,080
     333,400   Maxim Integrated Products,
                 Inc. .....................      13,626,058
   1,085,900   National Semiconductor
                 Corp.(d)..................      22,380,399
   1,102,300   PMC-Sierra, Inc.*(d)........       9,700,240
   1,528,800   Texas Instruments, Inc. ....      38,969,112
                                             --------------
                                                122,709,721
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 5.1%
     517,900   Comverse Technology,
                 Inc.*.....................      13,061,438
   2,289,500   Motorola, Inc. .............      34,273,815
   1,815,437   QUALCOMM, Inc. .............      66,535,766
                                             --------------
                                                113,871,019
                                             --------------
               UTILITIES: ELECTRIC -- 1.2%
     332,569   TXU Corp. ..................      26,482,469
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $2,008,444,796).....   2,196,756,734
                                             --------------

                            See notes to portfolios.

                            EQUITY GROWTH PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SECURITIES LENDING COLLATERAL -- 7.0%
$156,874,533   Securities Lending
                 Collateral Investment
                 (Note 2)
                 (Cost $156,874,533).......  $  156,874,533
                                             --------------
               TOTAL SECURITIES (Cost
                 $2,165,319,329)...........   2,353,631,267
                                             --------------
               REPURCHASE AGREEMENT -- 3.3%
  73,346,596   With Investors Bank and
                 Trust, dated 03/31/05,
                 2.36%, due 04/01/05,
                 repurchase proceeds at
                 maturity $73,351,405
                 (Collateralized by various
                 Fannie Maes,
                 3.35% -- 3.42%, due
                 01/25/33 -- 08/01/37, with
                 a total value of
                 $42,003,234, Freddie Mac,
                 3.41%, due 11/15/32, with
                 a value of $21,003,716 and
                 various Small Business
                 Administrations,
                 5.50% -- 5.63%, due
                 01/25/17 -- 07/25/28, with
                 a total value of
                 $14,013,926) (Cost
                 $73,346,596)..............      73,346,596
                                             --------------
               Total Investments -- 107.8%
                 (Cost $2,238,665,925).....   2,426,977,863
               Liabilities less other
                 assets -- (7.8)%..........    (174,643,777)
                                             --------------
               NET ASSETS -- 100.0%........  $2,252,334,086
                                             ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2005 is $2,238,665,925.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $240,808,372
    Gross unrealized depreciation..........   (52,496,434)
                                             ------------
    Net unrealized appreciation............  $188,311,938
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                            See notes to portfolios.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                         VALUE
   ------                                      ------------
               COMMON STOCKS -- 94.5%
               AEROSPACE AND DEFENSE -- 1.4%
     162,200   Goodrich Corp. ...............  $  6,210,638
                                               ------------
               AIRLINES -- 0.6%
      46,400   Alaska Air Group, Inc.*.......     1,366,016
     121,900   ExpressJet Holdings, Inc.*....     1,390,879
                                               ------------
                                                  2,756,895
                                               ------------
               APPAREL: MANUFACTURING -- 1.0%
      24,400   Reebok International, Ltd. ...     1,080,920
      59,600   Russell Corp. ................     1,077,568
      44,300   VF Corp. .....................     2,619,902
                                               ------------
                                                  4,778,390
                                               ------------
               APPAREL: RETAIL -- 2.1%
     164,900   Foot Locker, Inc. ............     4,831,570
     113,600   Limited Brands, Inc. .........     2,760,480
      56,700   The Cato Corp. -- Class A.....     1,828,575
                                               ------------
                                                  9,420,625
                                               ------------
               ASSET MANAGEMENT -- 0.8%
     100,200   Brascan Corp. -- Class A
                 (Canada)....................     3,782,550
                                               ------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.8%
      65,300   Navistar International
                 Corp.*......................     2,376,920
      33,700   Winnebago Industries, Inc. ...     1,064,920
                                               ------------
                                                  3,441,840
                                               ------------
               AUTOMOTIVE EQUIPMENT -- 0.6%
      52,900   Autoliv, Inc. ................     2,520,685
                                               ------------
               BANKS -- 5.7%
      49,600   Comerica, Inc. ...............     2,731,968
      72,200   First Horizon National
                 Corp. ......................     2,945,038
      84,800   KeyCorp.......................     2,751,760
      51,500   M&T Bank Corp. ...............     5,256,090
     198,800   North Fork Bancorp, Inc. .....     5,514,712
     132,500   State Street Corp. ...........     5,792,900
      17,700   UnionBanCal Corp. ............     1,084,125
                                               ------------
                                                 26,076,593
                                               ------------
               BROADCAST SERVICES/MEDIA -- 1.6%
      75,100   Arbitron, Inc. ...............     3,221,790
      87,300   The EW Scripps Company --
                 Class A.....................     4,255,875
                                               ------------
                                                  7,477,665
                                               ------------
               BUSINESS SERVICES AND SUPPLIES -- 2.9%
     169,800   Convergys Corp.*..............     2,535,114
      71,100   Diebold, Inc. ................     3,899,835
     151,900   Manpower, Inc. ...............     6,610,688
                                               ------------
                                                 13,045,637
                                               ------------

   SHARES                                         VALUE
   ------                                      ------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS -- 6.9%
      38,100   Ashland, Inc. ................  $  2,570,607
     116,400   Cytec Industries, Inc. .......     6,314,700
      42,300   Eastman Chemical Company......     2,495,700
     229,400   Huntsman Corp.*...............     5,349,608
      74,000   International Flavors &
                 Fragrances, Inc. ...........     2,923,000
     278,000   Methanex Corp. (Canada).......     5,401,540
     115,100   PolyOne Corp.*................     1,022,088
      38,100   PPG Industries, Inc. .........     2,724,912
      60,800   The Lubrizol Corp. ...........     2,470,912
                                               ------------
                                                 31,273,067
                                               ------------
               COMMERCIAL SERVICES -- 0.4%
      23,600   ChoicePoint, Inc.*............       946,596
      26,200   Pre-Paid Legal Services,
                 Inc. .......................       886,608
                                               ------------
                                                  1,833,204
                                               ------------
               COMPUTER SOFTWARE AND SERVICES -- 1.2%
      19,800   Computer Sciences Corp.*......       907,830
     123,500   Sybase, Inc.*.................     2,279,810
      85,100   The Reynolds and Reynolds
                 Company -- Class A..........     2,302,806
                                               ------------
                                                  5,490,446
                                               ------------
               COMPUTERS AND OFFICE EQUIPMENT -- 0.3%
      94,400   Western Digital Corp.*........     1,203,600
                                               ------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 2.0%
     100,200   American Standard Companies,
                 Inc. .......................     4,657,296
       7,600   KB Home.......................       892,696
      17,000   The Ryland Group, Inc. .......     1,054,340
      72,500   USG Corp.*....................     2,404,100
                                               ------------
                                                  9,008,432
                                               ------------
               CONSUMER GOODS AND SERVICES -- 3.7%
      73,500   Blyth, Inc. ..................     2,340,240
      82,900   Eastman Kodak Company.........     2,698,395
      35,600   Fortune Brands, Inc. .........     2,870,428
      87,300   The Sherwin-Williams
                 Company.....................     3,840,327
     115,200   Tupperware Corp. .............     2,345,472
      37,900   Whirlpool Corp. ..............     2,566,967
                                               ------------
                                                 16,661,829
                                               ------------
               CONTAINERS AND PACKAGING -- 0.6%
     119,600   Pactiv Corp.*.................     2,792,660
                                               ------------
               DISTRIBUTION -- 0.8%
      68,400   CDW Corp. ....................     3,876,912
                                               ------------

                            See notes to portfolios.

                            MID-CAP VALUE PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                         VALUE
   ------                                      ------------
               COMMON STOCKS (CONTINUED)
               ELECTRONICS -- 1.7%
     284,000   Thomson (France)(ADR).........  $  7,668,000
                                               ------------
               EQUIPMENT RENTAL AND LEASING -- 0.5%
     112,400   United Rentals, Inc.*.........     2,271,604
                                               ------------
               FINANCIAL SERVICES -- 3.3%
      58,100   AG Edwards, Inc. .............     2,602,880
     116,400   CIT Group, Inc. ..............     4,423,200
     365,300   E*TRADE Financial Corp.*......     4,383,600
      80,500   Friedman, Billings, Ramsey
                 Group, Inc. -- Class A......     1,277,535
      32,900   Legg Mason, Inc. .............     2,570,806
                                               ------------
                                                 15,258,021
                                               ------------
               FOOD AND BEVERAGE -- 1.5%
     103,000   Allied Domecq PLC
                 (United Kingdom)(ADR).......     4,189,010
     110,200   Archer-Daniels-Midland
                 Company.....................     2,708,716
                                               ------------
                                                  6,897,726
                                               ------------
               INSURANCE -- 7.8%
     184,300   Assurant, Inc. ...............     6,210,910
      31,000   CIGNA Corp. ..................     2,768,300
      61,600   Cincinnati Financial Corp. ...     2,686,376
      45,600   Everest Re Group, Ltd.
                 (Bermuda)...................     3,881,016
     102,000   Horace Mann
                 Educators Corp. ............     1,809,480
      40,600   Jefferson-Pilot Corp. ........     1,991,430
      36,600   LandAmerica Financial Group,
                 Inc. .......................     1,831,098
      59,800   Lincoln National Corp. .......     2,699,372
      84,100   MBIA, Inc. ...................     4,396,748
      70,400   Principal Financial
                 Group, Inc. ................     2,709,696
      56,300   SAFECO Corp. .................     2,742,373
      55,000   Unitrin, Inc. ................     2,497,000
                                               ------------
                                                 36,223,799
                                               ------------
               INTERNET SERVICES -- 0.5%
     259,500   EarthLink, Inc.*..............     2,335,500
                                               ------------
               LEISURE AND RECREATION -- 3.9%
      62,000   Harrah's Entertainment,
                 Inc. .......................     4,003,960
     187,500   Hilton Hotels Corp. ..........     4,190,625
     478,689   InterContinental Hotels
                 Group PLC (United Kingdom)
                 (ADR).......................     5,648,530
      87,300   Royal Caribbean Cruises, Ltd.
                 (Liberia)...................     3,901,437
                                               ------------
                                                 17,744,552
                                               ------------

   SHARES                                         VALUE
   ------                                      ------------
               COMMON STOCKS (CONTINUED)
               MANUFACTURING -- 1.7%
      33,500   Crane Company.................  $    964,465
      64,700   EnPro Industries, Inc.*.......     1,779,250
      55,000   ITT Industries, Inc. .........     4,963,200
                                               ------------
                                                  7,706,915
                                               ------------
               MEDICAL AND OTHER HEALTH SERVICES -- 3.1%
     168,500   IMS Health, Inc. .............     4,109,715
      31,400   Kindred Healthcare, Inc.*.....     1,102,140
      30,600   Manor Care, Inc. .............     1,112,616
      84,100   Omnicare, Inc. ...............     2,981,345
      38,800   WellPoint, Inc.*..............     4,863,580
                                               ------------
                                                 14,169,396
                                               ------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 0.6%
      37,800   CR Bard, Inc. ................     2,573,424
                                               ------------
               METALS AND MINING -- 0.2%
      20,700   United States Steel Corp. ....     1,052,595
                                               ------------
               OIL AND GAS: PIPELINES -- 0.4%
      57,100   National Fuel Gas Company.....     1,632,489
                                               ------------
               OIL, COAL AND GAS -- 7.2%
      28,400   Amerada Hess Corp. ...........     2,732,364
      64,700   EnCana Corp. (Canada).........     4,556,174
      50,200   Frontier Oil Corp. ...........     1,820,252
      11,500   Kerr-McGee Corp. .............       900,795
      59,300   Marathon Oil Corp. ...........     2,782,356
      84,100   Praxair, Inc. ................     4,025,026
     106,700   Questar Corp. ................     6,321,975
      26,700   Sunoco, Inc. .................     2,763,984
      66,400   Swift Energy Company*.........     1,888,416
      45,500   Unocal Corp. .................     2,806,895
      45,200   Weatherford International,
                 Ltd. (Bermuda)*.............     2,618,888
                                               ------------
                                                 33,217,125
                                               ------------
               PAPER AND FOREST PRODUCTS -- 0.6%
      76,400   Georgia-Pacific Corp. ........     2,711,436
                                               ------------
               PHARMACEUTICALS -- 1.2%
      85,000   Altana AG
                 (Germany) (ADR).............     5,397,500
                                               ------------
               REAL ESTATE INVESTMENT TRUSTS -- 1.1%
     214,300   HRPT Properties Trust.........     2,552,313
      52,400   New Century Financial
                 Corp. ......................     2,453,368
                                               ------------
                                                  5,005,681
                                               ------------
               RESEARCH AND DEVELOPMENT -- 0.9%
      90,500   Millipore Corp.*..............     3,927,700
                                               ------------

                            See notes to portfolios.

                            MID-CAP VALUE PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                         VALUE
   ------                                      ------------
               COMMON STOCKS (CONTINUED)
               RETAIL -- 5.0%
      58,200   CVS Corp. ....................  $  3,062,484
      96,600   Dillard's, Inc. -- Class A....     2,598,540
     200,400   Dollar Tree Stores, Inc.*.....     5,757,492
      86,500   Federated Department Stores,
                 Inc. .......................     5,504,860
      69,100   Longs Drug Stores Corp. ......     2,364,602
     156,500   Office Depot, Inc.*...........     3,471,170
                                               ------------
                                                 22,759,148
                                               ------------
               RETAIL: RESTAURANTS -- 1.2%
      83,700   Darden Restaurants, Inc. .....     2,567,916
      58,200   YUM! Brands, Inc. ............     3,015,342
                                               ------------
                                                  5,583,258
                                               ------------
               RETAIL: SUPERMARKETS -- 0.6%
      76,900   SUPERVALU, Inc. ..............     2,564,615
                                               ------------
               RUBBER PRODUCTS -- 0.5%
     183,200   The Goodyear Tire & Rubber
                 Company*....................     2,445,720
                                               ------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.1%
      51,300   Applera Corp.-Applied
                 Biosystems Group............     1,012,662
     191,700   PerkinElmer, Inc. ............     3,954,771
                                               ------------
                                                  4,967,433
                                               ------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 2.7%
     139,000   Amdocs, Ltd.(Guernsey)*.......     3,947,600
      75,700   CenturyTel, Inc. .............     2,485,988
     123,500   CommScope, Inc.*..............     1,847,560
     191,400   UNOVA, Inc.*..................     3,952,410
                                               ------------
                                                 12,233,558
                                               ------------
               TOOLS -- 0.5%
      55,000   The Stanley Works.............     2,489,850
                                               ------------
               TRANSPORTATION -- 6.6%
      45,300   Arkansas Best Corp. ..........     1,711,434
     109,900   CNF, Inc. ....................     5,142,221
     122,800   CSX Corp. ....................     5,114,620
     188,500   Florida East Coast Industries,
                 Inc. .......................     8,007,480
      70,600   GATX Corp. ...................     2,343,214
      77,600   Norfolk Southern Corp. .......     2,875,080
     119,800   Sabre Holdings Corp. -- Class
                 A...........................     2,621,224
      98,700   Swift Transportation Company,
                 Inc.*.......................     2,185,218
                                               ------------
                                                 30,000,491
                                               ------------

   SHARES                                         VALUE
   ------                                      ------------
               COMMON STOCKS (CONTINUED)
               UTILITIES: ELECTRIC -- 5.0%
      80,600   American Electric Power
                 Company, Inc. ..............  $  2,745,236
     118,300   Cleco Corp. ..................     2,519,790
      83,500   Duquesne Light Holdings,
                 Inc. .......................     1,496,320
     126,100   PG&E Corp. ...................     4,300,010
      48,500   PPL Corp. ....................     2,618,515
     115,600   Puget Energy, Inc. ...........     2,547,824
      51,200   TXU Corp. ....................     4,077,056
     159,100   Xcel Energy, Inc. ............     2,733,338
                                               ------------
                                                 23,038,089
                                               ------------
               UTILITIES: GAS -- 1.7%
     148,700   AGL Resources, Inc. ..........     5,194,091
     119,300   NiSource, Inc. ...............     2,718,847
                                               ------------
                                                  7,912,938
                                               ------------
               TOTAL COMMON STOCKS
                 (Cost $402,565,045).........   431,440,231
                                               ------------
 PRINCIPAL
 ---------
               REPURCHASE AGREEMENT -- 6.8%
$ 30,888,470   With Investors Bank and Trust,
                 dated 03/31/05, 2.36%, due
                 04/01/05, repurchase
                 proceeds at maturity
                 $30,890,495 (Collateralized
                 by Fannie Mae Adjusted Rate
                 Mortgage, 4.43%, due
                 02/01/34 with a value of
                 $21,000,000 and various
                 Small Business
                 Administrations,
                 5.08% - 5.88%, due
                 01/25/16 - 02/25/24, with a
                 total value of $11,432,893)
                 (Cost $30,888,470)..........    30,888,470
                                               ------------
               Total Investments -- 101.3%
                 (Cost $433,453,515).........   462,328,701
               Liabilities less other
                 assets -- (1.3)%............    (6,051,869)
                                               ------------
               NET ASSETS -- 100.0%..........  $456,276,832
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2005 is $433,453,515.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $32,736,106
    Gross unrealized depreciation...........   (3,860,920)
                                              -----------
    Net unrealized appreciation.............  $28,875,186
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                            See notes to portfolios.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 96.5%
              ADVERTISING -- 2.1%
     61,100   Getty Images, Inc.*(d).........  $  4,344,821
                                               ------------
              APPAREL: RETAIL -- 5.7%
    175,300   American Eagle Outfitters,
                Inc. ........................     5,180,115
    142,400   Chico's FAS, Inc.*(d)..........     4,024,224
    100,000   Pacific Sunwear of California,
                Inc.*........................     2,798,000
                                               ------------
                                                 12,002,339
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 1.0%
     26,500   Oshkosh Truck Corp. ...........     2,172,735
                                               ------------
              BROADCAST SERVICES/MEDIA -- 5.4%
    110,650   Cablevision Systems Corp. New
                York Group -- Class A*.......     3,103,733
     23,350   Pixar*(d)......................     2,277,793
    360,450   Sirius Satellite Radio,
                Inc.*(d).....................     2,025,729
    120,300   XM Satellite Radio Holdings,
                Inc. -- Class A*(d)..........     3,789,449
                                               ------------
                                                 11,196,704
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 6.1%
    143,000   Cognos, Inc. (Canada)*.........     5,997,420
     64,800   Mercury Interactive Corp.*.....     3,070,224
     87,300   NAVTEQ Corp.*..................     3,784,455
                                               ------------
                                                 12,852,099
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.8%
     35,000   Washington Group International,
                Inc.*........................     1,574,650
                                               ------------
              CONSUMER GOODS AND SERVICES -- 1.4%
    159,660   Tempur-Pedic International,
                Inc.*(d).....................     2,979,256
                                               ------------
              CONTAINERS AND PACKAGING -- 1.6%
    132,814   Owens-Illinois, Inc.*(d).......     3,338,944
                                               ------------
              DISTRIBUTION -- 1.0%
     33,500   WW Grainger, Inc. .............     2,086,045
                                               ------------
              ELECTRONICS -- 2.3%
    144,700   Trimble Navigation, Ltd.*......     4,892,307
                                               ------------
              FINANCIAL SERVICES -- 3.8%
     62,450   Legg Mason, Inc.(d)............     4,879,843
     51,200   T. Rowe Price Group, Inc. .....     3,040,256
                                               ------------
                                                  7,920,099
                                               ------------
              FOOD AND BEVERAGE -- 2.0%
    118,400   Dean Foods Company*............     4,061,120
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES -- 6.5%
    170,800   Macromedia, Inc.*..............  $  5,721,800
    156,600   Monster Worldwide, Inc.*.......     4,392,630
    122,200   VeriSign, Inc.*................     3,507,140
                                               ------------
                                                 13,621,570
                                               ------------
              LEISURE AND RECREATION -- 5.4%
    120,100   Brunswick Corp. ...............     5,626,685
    142,250   Hilton Hotels Corp. ...........     3,179,288
    108,200   Scientific Games Corp. -- Class
                A*...........................     2,472,370
                                               ------------
                                                 11,278,343
                                               ------------
              MACHINERY -- 2.7%
    100,100   Rockwell Automation, Inc. .....     5,669,664
                                               ------------
              MANUFACTURING -- 1.7%
     74,050   Zebra Technologies Corp. --
                Class A*.....................     3,516,635
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 4.1%
     54,696   Sierra Health Services,
                Inc.*........................     3,491,793
    100,800   Triad Hospitals, Inc.*.........     5,050,080
                                               ------------
                                                  8,541,873
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 7.0%
     60,350   Beckman Coulter, Inc.(d).......     4,010,258
     99,800   CR Bard, Inc. .................     6,794,383
     52,910   Zimmer Holdings, Inc.*.........     4,116,927
                                               ------------
                                                 14,921,568
                                               ------------
              OIL AND GAS: EQUIPMENT -- 1.0%
     43,487   National-Oilwell Varco,
                Inc.*........................     2,030,843
                                               ------------
              OIL, COAL AND GAS -- 12.8%
     84,300   Diamond Offshore Drilling,
                Inc.(d)......................     4,206,570
    115,200   EOG Resources, Inc. ...........     5,614,847
    104,850   Massey Energy Company(d).......     4,198,194
     69,200   Nabors Industries, Ltd.
                (Bermuda)*...................     4,092,488
     82,500   Noble Corp. (Cayman Islands)...     4,637,325
     84,400   Quicksilver Resources,
                Inc.*(d).....................     4,112,812
                                               ------------
                                                 26,862,236
                                               ------------
              PHARMACEUTICALS -- 3.1%
    128,250   MGI Pharma, Inc.*(d)...........     3,240,878
     54,600   Sepracor, Inc.*................     3,134,586
                                               ------------
                                                  6,375,464
                                               ------------
              REAL ESTATE DEVELOPMENT AND MANAGEMENT
                SERVICES -- 1.2%
     70,540   CB Richard Ellis Group, Inc. --
                Class A*.....................     2,468,195
                                               ------------

                            See notes to portfolios.

                            MID-CAP GROWTH PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 2.6%
     41,300   Guitar Center, Inc.*...........  $  2,264,479
    103,650   MSC Industrial Direct Company,
                Inc. -- Class A..............     3,167,544
                                               ------------
                                                  5,432,023
                                               ------------
              RETAIL: RESTAURANTS -- 2.0%
     66,000   Darden Restaurants, Inc. ......     2,024,880
     39,614   Panera Bread Company -- Class
                A*(d)........................     2,239,379
                                               ------------
                                                  4,264,259
                                               ------------
              SEMICONDUCTORS -- 2.3%
    160,350   Broadcom Corp. -- Class A*.....     4,797,672
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 10.9%
    172,350   Alamosa Holdings, Inc.*(d).....     2,011,325
    218,050   American Tower Corp. -- Class
                A*...........................     3,975,052
    237,200   Comverse Technology, Inc.*.....     5,982,183
    217,100   Harris Corp. ..................     7,088,314
     66,050   SpectraSite, Inc.*.............     3,828,919
                                               ------------
                                                 22,885,793
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $178,824,962)................   202,087,257
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 21.0%
$43,831,454   Securities Lending Collateral
                Investment (Note 2)
                (Cost $43,831,454)...........  $ 43,831,454
                                               ------------
              TOTAL SECURITIES (Cost
                $222,656,416)................   245,918,711
                                               ------------
              REPURCHASE AGREEMENT -- 4.5%
  9,431,636   With Investors Bank and Trust,
                dated 03/31/05, 2.36%, due
                04/01/05, repurchase proceeds
                at maturity $9,432,254
                (Collateralized by Small
                Business Administration,
                5.30%, due 07/25/28, with a
                value of $9,903,218) (Cost
                $9,431,636)..................     9,431,636
                                               ------------
              Total Investments -- 122.0%
                (Cost $232,088,052)..........   255,350,347
              Liabilities less other
                assets -- (22.0)%............   (46,005,185)
                                               ------------
              NET ASSETS -- 100.0%...........  $209,345,162
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2005 is $232,088,052.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $25,916,920
    Gross unrealized depreciation...........   (2,654,625)
                                              -----------
    Net unrealized appreciation.............  $23,262,295
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                            See notes to portfolios.

                           SMALL-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 97.9%
              ADVERTISING -- 2.4%
    166,750   Catalina Marketing Corp. ......  $  4,318,825
                                               ------------
              AGRICULTURE -- 4.2%
    274,750   Delta and Pine Land
                Company(d)...................     7,418,250
                                               ------------
              APPAREL: MANUFACTURING -- 0.2%
     11,600   Kellwood Company...............       333,964
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 2.1%
    289,150   Exide Technologies*(d).........     3,730,035
                                               ------------
              BANKS -- 5.6%
    157,125   Commercial Federal Corp. ......     4,344,506
     60,675   First Financial Bancorp........     1,107,319
     89,400   Provident Financial Services,
                Inc. ........................     1,528,740
     50,725   UMB Financial Corp. ...........     2,887,267
                                               ------------
                                                  9,867,832
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 7.6%
    374,850   CSG Systems International,
                Inc.*........................     6,106,306
    353,800   Dendrite International,
                Inc.*........................     4,967,352
    117,000   FTI Consulting, Inc.*(d).......     2,414,880
                                               ------------
                                                 13,488,538
                                               ------------
              CHEMICALS -- 3.3%
    107,000   Cabot Microelectronics
                Corp.*(d)....................     3,357,660
    197,070   Tetra Tech, Inc.*..............     2,487,023
                                               ------------
                                                  5,844,683
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.8%
    266,325   Gartner, Inc. -- Class A*......     2,548,730
    130,025   Gartner, Inc. -- Class B*......     1,215,734
    223,600   Keane, Inc.*...................     2,913,508
                                               ------------
                                                  6,677,972
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 4.3%
    122,250   Black Box Corp. ...............     4,573,373
    174,400   Electronics For Imaging,
                Inc.*(d).....................     3,111,296
                                               ------------
                                                  7,684,669
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 4.0%
    471,000   Champion Enterprises,
                Inc.*(d).....................     4,427,400
    312,050   Fleetwood Enterprises,
                Inc.*(d).....................     2,714,835
                                               ------------
                                                  7,142,235
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.7%
    152,125   Blyth, Inc. ...................     4,843,660
                                               ------------
              EDUCATION -- 2.0%
    186,900   DeVry, Inc.*(d)................     3,536,148
                                               ------------
              ELECTRONICS -- 2.1%
    164,150   Belden CDT, Inc.(d)............     3,645,772
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES -- 7.4%
    280,500   Investment Technology Group,
                Inc.*........................  $  4,908,749
    114,262   Raymond James Financial,
                Inc. ........................     3,462,139
    238,300   Waddell & Reed Financial,
                Inc. -- Class A..............     4,704,042
                                               ------------
                                                 13,074,930
                                               ------------
              INSURANCE -- 7.2%
    178,900   Horace Mann Educators Corp. ...     3,173,686
    152,025   Infinity Property & Casualty
                Corp. .......................     4,752,302
    380,325   Phoenix Companies, Inc.(d).....     4,860,553
                                               ------------
                                                 12,786,541
                                               ------------
              INTERNET SERVICES -- 2.4%
    476,275   EarthLink, Inc.*...............     4,286,475
                                               ------------
              LEISURE AND RECREATION -- 3.7%
    183,350   Speedway Motorsports, Inc. ....     6,545,595
                                               ------------
              MANUFACTURING -- 8.7%
    281,500   Acuity Brands, Inc. ...........     7,600,499
    166,450   Crane Company..................     4,792,095
    191,375   Tredegar Corp. ................     3,226,583
                                               ------------
                                                 15,619,177
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.5%
     33,100   LifePoint Hospitals,
                Inc.*(d).....................     1,451,104
    105,225   Odyssey Healthcare, Inc.*......     1,237,446
                                               ------------
                                                  2,688,550
                                               ------------
              OIL, COAL AND GAS -- 2.1%
    101,125   Oceaneering International,
                Inc.*........................     3,792,188
                                               ------------
              PHARMACEUTICALS -- 0.9%
    120,100   QLT, Inc.* (Canada)............     1,544,486
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.1%
      2,525   Avatar Holdings, Inc.*(d)......       118,296
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.5%
     85,950   Post Properties, Inc. .........     2,667,888
                                               ------------
              RETAIL -- 2.7%
    240,025   Big Lots, Inc.*(d).............     2,885,101
    103,800   Pier 1 Imports, Inc. ..........     1,892,274
                                               ------------
                                                  4,777,375
                                               ------------
              RUBBER PRODUCTS -- 1.7%
     18,050   Bandag, Inc.(d)................       847,989
     52,750   Bandag, Inc. -- Class A........     2,237,655
                                               ------------
                                                  3,085,644
                                               ------------
              SECURITY SERVICES -- 2.8%
    143,025   The Brink's Company............     4,948,665
                                               ------------

                            See notes to portfolios.

                           SMALL-CAP VALUE PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS -- 1.9%
    461,750   Axcelis Technologies, Inc.*....  $  3,370,775
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 2.9%
    402,475   Callaway Golf Company(d).......     5,151,680
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 5.5%
    155,525   Commonwealth Telephone
                Enterprises, Inc.*...........     7,331,449
    147,600   Polycom, Inc.*.................     2,501,820
                                               ------------
                                                  9,833,269
                                               ------------
              UTILITIES -- 0.6%
     57,800   Danielson Holding Corp.*.......       997,050
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $163,428,971)................   173,821,167
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 23.1%
$40,957,107   Securities Lending Collateral
                Investment (Note 2)
                (Cost $40,957,107)...........    40,957,107
                                               ------------
              TOTAL SECURITIES
                (Cost $204,386,078)..........   214,778,274
                                               ------------
              REPURCHASE AGREEMENT -- 2.1%
  3,663,712   With Investors Bank and Trust,
                dated 03/31/05, 2.36%, due
                04/01/05, repurchase proceeds
                at maturity $3,663,952
                (Collateralized by Small
                Business Administration,
                5.88%, due 08/25/14, with a
                value of $3,846,898)
                (Cost $3,663,712)............     3,663,712
                                               ------------
              Total Investments -- 123.1%
                (Cost $208,049,790)..........   218,441,986
              Liabilities less other
                assets -- (23.1)%............   (41,016,110)
                                               ------------
              NET ASSETS -- 100.0%...........  $177,425,876
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2005 is $208,049,790.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $15,118,944
    Gross unrealized depreciation...........   (4,726,748)
                                              -----------
    Net unrealized appreciation.............  $10,392,196
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.2%
               ADVERTISING -- 1.1%
      75,000   ADVO, Inc. .................  $    2,808,750
      90,600   Catalina Marketing Corp. ...       2,346,540
     101,800   Monster Worldwide, Inc.*....       2,855,490
      49,900   RH Donnelley Corp.*(d)......       2,898,691
      91,700   Ventiv Health, Inc.*........       2,109,100
                                             --------------
                                                 13,018,571
                                             --------------
               AEROSPACE AND DEFENSE -- 1.0%
      27,300   B/E Aerospace, Inc.*........         327,600
      61,700   Curtiss-Wright
                 Corp. -- Class B..........       3,479,880
      75,580   DRS Technologies,
                 Inc.*(d)..................       3,212,150
      21,100   Innovative Solutions and
                 Support, Inc.*............         669,925
      76,700   Moog, Inc. -- Class A*......       3,466,840
      58,100   Orbital Sciences Corp.*.....         562,408
      14,300   Teledyne Technologies,
                 Inc.*.....................         447,590
                                             --------------
                                                 12,166,393
                                             --------------
               AIRLINES -- 0.4%
     197,700   AirTran Holdings,
                 Inc.*(d)..................       1,789,185
      31,500   Alaska Air Group, Inc.*.....         927,360
     169,600   ExpressJet Holdings,
                 Inc.*.....................       1,935,136
      33,800   Pinnacle Airlines
                 Corp.*(d).................         358,956
       8,300   Republic Airways Holdings,
                 Inc.*.....................         103,750
                                             --------------
                                                  5,114,387
                                             --------------
               APPAREL: MANUFACTURING -- 1.4%
     250,940   Ashworth, Inc.*.............       2,858,207
      39,800   Columbia Sportswear
                 Company*(d)...............       2,118,554
      83,200   Gildan Activewear, Inc. --
                 Class A (Canada)*.........       3,536,000
      46,900   Guess?, Inc.*...............         642,530
      37,100   Hartmarx Corp.*.............         353,934
     158,300   Phillips-Van Heusen
                 Corp. ....................       4,217,112
      14,500   Skechers USA, Inc. -- Class
                 A*........................         224,460
     123,000   Wolverine World Wide,
                 Inc. .....................       2,635,890
                                             --------------
                                                 16,586,687
                                             --------------
               APPAREL: RETAIL -- 2.9%
      37,400   Abercrombie & Fitch
                 Company -- Class A........       2,140,776
      25,200   Aeropostale, Inc.*..........         825,300
      16,300   AnnTaylor Stores Corp.*.....         417,117
     155,230   Charlotte Russe Holding,
                 Inc.*.....................       2,005,572
      28,500   Claire's Stores, Inc. ......         656,640
       7,300   Genesco, Inc.*..............         207,466
     118,467   Jos. A. Bank Clothiers,
                 Inc.*(d)..................       3,471,083
      97,100   New York & Company, Inc.*...       1,948,797

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               APPAREL: RETAIL (CONTINUED)
     106,600   Polo Ralph Lauren Corp. ....  $    4,136,080
      81,600   Shoe Carnival, Inc.*........       1,428,000
     133,900   Stage Stores, Inc.*(d)......       5,140,421
     156,400   Stein Mart, Inc.*...........       3,519,000
     107,100   The Cato Corp. -- Class A...       3,453,975
      53,900   The Men's Wearhouse,
                 Inc.*.....................       2,275,119
      52,500   Urban Outfitters, Inc.*.....       2,518,425
                                             --------------
                                                 34,143,771
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.3%
       3,800   Arctic Cat, Inc. ...........         102,828
      25,700   Polaris Industries,
                 Inc.(d)...................       1,804,911
      61,900   Winnebago Industries,
                 Inc.(d)...................       1,956,040
                                             --------------
                                                  3,863,779
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 1.4%
     346,620   IMPCO Technologies,
                 Inc.*(d)..................       1,863,083
      64,800   Modine Manufacturing
                 Company...................       1,900,584
     176,000   O'Reilly Automotive,
                 Inc.*(d)..................       8,717,280
     190,600   Spartan Motors, Inc. .......       1,915,530
     110,900   Tenneco Automotive, Inc.*...       1,381,814
      76,200   Titan International,
                 Inc.(d)...................       1,094,994
                                             --------------
                                                 16,873,285
                                             --------------
               BANKS -- 4.8%
       8,400   ABC Bancorp.................         141,876
      76,100   AMCORE Financial, Inc. .....       2,149,825
       4,290   AmericanWest Bancorp*.......          82,668
     146,850   Astoria Financial Corp. ....       3,715,304
       1,400   BancFirst Corp. ............          96,628
      17,500   BancorpSouth, Inc. .........         361,200
      76,723   BankUnited Financial
                 Corp. -- Class A..........       2,060,780
       4,700   Camden National Corp. ......         166,145
       4,600   Capital Crossing Bank*......         151,340
      13,300   City Holding Company........         392,816
      16,200   Columbia Banking System,
                 Inc. .....................         384,750
      41,600   Commercial Federal Corp. ...       1,150,240
       8,000   Community Trust Bancorp,
                 Inc. .....................         230,480
      20,600   Corus Bankshares, Inc. .....         982,414
      38,200   East West Bancorp, Inc. ....       1,410,344
      23,000   First BanCorp. (Puerto
                 Rico).....................         971,750
       9,800   First Charter Corp. ........         221,382
       2,400   First Citizens Bancshares,
                 Inc. -- Class A...........         351,312
      15,300   First Financial Bancorp.....         279,225
       2,500   First Financial Bankshares,
                 Inc. .....................         111,575
       9,100   First Indiana Corp. ........         220,220

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
      65,200   First Midwest Bancorp,
                 Inc. .....................  $    2,117,696
       6,400   First Place Financial
                 Corp. ....................         117,120
      10,050   First Republic Bank.........         325,319
      28,100   FirstFed Financial Corp.*...       1,433,381
      12,700   Flushing Financial Corp. ...         231,140
      48,600   Fremont General Corp.(d)....       1,068,714
       9,100   Frontier Financial Corp. ...         344,890
      19,600   Hancock Holding Company.....         637,000
      39,100   Hibernia Corp. -- Class A...       1,251,591
      49,400   Hudson United Bancorp.......       1,741,350
       3,200   Independent Bank Corp.
                 (Massachusetts)...........          92,800
       9,800   Independent Bank Corp.
                 (Michigan)................         281,946
      32,900   Irwin Financial Corp. ......         757,358
       6,000   ITLA Capital Corp.*.........         299,760
       6,195   MainSource Financial Group,
                 Inc. .....................         136,166
      48,400   MB Financial, Inc. .........       1,853,720
      12,300   MBT Financial Corp. ........         232,101
       6,900   Mid-State Bancshares........         183,540
      32,430   Nara Bancorp, Inc. .........         455,642
       5,300   NBC Capital Corp. ..........         128,154
     192,500   NewAlliance Bancshares,
                 Inc. .....................       2,695,000
      10,400   Old Second Bancorp, Inc. ...         313,820
      96,080   Oriental Financial Group,
                 Inc.
                 (Puerto Rico)(d)..........       2,250,194
       5,100   People's Holding Company....         158,610
      13,350   PFF Bancorp, Inc. ..........         368,460
      83,460   PrivateBancorp, Inc.(d).....       2,621,479
      50,100   R&G Financial Corp. -- Class
                 B
                 (Puerto Rico).............       1,561,617
       2,100   S&T Bancorp, Inc. ..........          74,340
       3,700   Sandy Spring Bancorp,
                 Inc. .....................         119,584
       8,900   Santander BanCorp
                 (Puerto Rico).............         234,337
       3,360   SCBT Financial Corp. .......         100,901
     113,000   Silicon Valley
                 Bancshares*...............       4,978,779
       7,000   Simmons First National
                 Corp. -- Class A..........         173,740
       5,072   Southside Bancshares,
                 Inc. .....................         105,700
     116,550   Southwest Bancorp of Texas,
                 Inc. .....................       2,138,693
       3,465   State Bancorp, Inc. ........          90,125
       3,600   State Financial Services
                 Corp. -- Class A..........         133,020
       7,950   Sterling Bancorp............         192,946
       4,900   Sterling Financial Corp.
                 (Pennsylvania)............         127,498

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
       5,300   Suffolk Bancorp.............  $      175,059
      27,600   Susquehanna Bancshares,
                 Inc. .....................         672,888
      64,200   Texas Regional Bancshares,
                 Inc. -- Class A...........       1,933,062
      14,700   Trustmark Corp. ............         426,300
       2,000   Uninvest Corp. of
                 Pennsylvania..............          79,620
       2,100   Union Bankshares Corp. .....          67,242
      10,900   United Bankshares, Inc. ....         361,226
      21,500   United Community Financial
                 Corp. ....................         238,435
       9,100   USB Holding Company,
                 Inc. .....................         201,929
      13,600   WesBanco, Inc. .............         374,136
       6,800   West Coast Bancorp..........         161,840
      71,500   Westamerica Bancorp.........       3,701,554
       4,500   Western Sierra Bancorp*.....         153,585
      28,600   Wintrust Financial Corp. ...       1,346,774
       6,300   WSFS Financial Corp. .......         331,128
                                             --------------
                                                 57,985,283
                                             --------------
               BROADCAST SERVICES/MEDIA -- 0.4%
      14,700   Dolby Laboratories, Inc. --
                 Class A*..................         345,450
      13,200   Journal Communications,
                 Inc. -- Class A...........         218,460
       9,900   Nexstar Broadcasting Group,
                 Inc. -- Class A*..........          69,795
      18,200   Pixar*......................       1,775,410
     194,500   Sinclair Broadcast Group --
                 Class A...................       1,561,835
      48,300   Spanish Broadcasting System,
                 Inc. -- Class A*..........         495,558
       8,700   The Liberty Corp. ..........         352,785
      36,500   Young Broadcasting, Inc. --
                 Class A*..................         315,360
                                             --------------
                                                  5,134,653
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 3.2%
     122,900   Administaff, Inc. ..........       1,794,340
       6,900   Ambassadors Group, Inc. ....         230,598
      14,700   Angelica Corp. .............         411,600
      43,800   Certegy, Inc. ..............       1,516,356
      11,900   Dendrite International,
                 Inc.*.....................         167,076
       6,500   DiamondCluster
                 International, Inc.*......         104,650
      55,370   FirstService Corp.
                 (Canada)*.................       1,117,920
      55,600   Gevity HR, Inc. ............       1,063,072
      95,090   Global Payments, Inc. ......       6,132,354
     132,100   Herman Miller, Inc. ........       3,978,852
      17,500   Huron Consulting Group,
                 Inc.*.....................         362,425
     126,840   Image Entertainment,
                 Inc.*(d)..................         693,815

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BUSINESS SERVICES AND SUPPLIES (CONTINUED)
      20,300   John H. Harland Company.....  $      697,508
      58,580   Kelly Services,
                 Inc. -- Class A...........       1,686,518
     284,030   Kforce, Inc.*...............       3,121,490
     126,800   Labor Ready, Inc.*(d).......       2,364,820
     106,400   MAXIMUS, Inc. ..............       3,563,336
      78,900   Navigant Consulting,
                 Inc.*.....................       2,148,447
     122,700   Optimal Group, Inc. -- Class
                 A (Canada)*...............       2,230,686
      12,300   Pomeroy IT Solutions,
                 Inc.*.....................         183,270
       5,800   SOURCECORP, Inc.*...........         116,812
      78,300   TeleTech Holdings, Inc.*....       1,011,636
      40,600   The Corporate Executive
                 Board Company.............       2,596,370
      14,700   Vertrue, Inc.*(d)...........         520,968
                                             --------------
                                                 37,814,919
                                             --------------
               CHEMICALS -- 1.0%
      25,200   Albemarle Corp. ............         916,272
      54,000   Compass Minerals
                 International, Inc. ......       1,374,300
      34,000   FMC Corp.*..................       1,817,300
       7,000   Georgia Gulf Corp. .........         321,860
      40,500   MacDermid, Inc. ............       1,316,250
      18,000   NewMarket Corp.*............         334,800
      12,500   PolyOne Corp.*..............         111,000
      38,300   SurModics, Inc.*(d).........       1,222,153
     195,000   Terra Industries,
                 Inc.*(d)..................       1,513,200
      37,800   The Valspar Corp.(d)........       1,759,212
      11,800   Westlake Chemical Corp. ....         381,730
     153,700   WR Grace & Company*(d)......       1,309,524
                                             --------------
                                                 12,377,601
                                             --------------
               COLLECTIBLES -- 0.0%
      10,200   Department 56, Inc.*........         178,092
                                             --------------
               COMMERCIAL SERVICES -- 0.7%
      49,740   Chemed Corp. ...............       3,804,116
       3,600   Euronet Worldwide, Inc.*....         102,780
      83,220   Providence Service Corp.*...       1,935,264
      70,990   Steiner Leisure, Ltd.
                 (Bahama Islands)*.........       2,320,663
                                             --------------
                                                  8,162,823
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 3.6%
      13,100   Ansoft Corp.*...............         353,438
      22,500   ANSYS, Inc.*................         769,725
      95,500   ATI Technologies, Inc.
                 (Canada)*.................       1,648,330
       3,200   Avid Technology, Inc.*......         173,184
     363,400   Checkpoint Systems, Inc.*...       6,134,191

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER SOFTWARE AND SERVICES (CONTINUED)
      29,200   Covansys Corp.*.............  $      435,518
      44,600   E.piphany, Inc.*............         158,330
      14,900   Embarcadero Technologies,
                 Inc.*.....................          98,191
     179,960   Epicor Software Corp.*......       2,357,476
      63,600   Extreme Networks, Inc.*.....         374,604
      31,590   FARO Technologies, Inc.*....         743,629
     170,140   Infocrossing, Inc.*(d)......       2,695,018
       9,500   Inter-Tel, Inc. ............         232,750
     120,500   Intergraph Corp.*(d)........       3,471,604
     117,300   Keane, Inc.*................       1,528,419
      82,620   M-Systems Flash Disk
                 Pioneers, Ltd.
                 (Israel)*(d)..............       1,820,945
      73,200   Manhattan Associates,
                 Inc.*.....................       1,491,084
     116,200   Mentor Graphics Corp.*(d)...       1,591,940
     143,074   Merge Technologies,
                 Inc.*(d)..................       2,510,949
       3,300   MICROS Systems, Inc.*.......         121,143
       4,600   MicroStrategy, Inc. -- Class
                 A*........................         249,642
      28,300   MTS Systems Corp. ..........         821,549
     145,300   NetIQ Corp.*................       1,660,779
      28,600   Phoenix Technologies,
                 Ltd.*.....................         272,272
       5,400   Progress Software Corp.*....         141,588
      12,600   Quest Software, Inc.*.......         174,384
     220,400   Red Hat, Inc.*(d)...........       2,404,564
       5,000   Renaissance Learning,
                 Inc.(d)...................          85,600
      29,400   SERENA Software, Inc.*......         698,544
      22,900   SS&C Technologies, Inc. ....         522,120
      57,400   Sybase, Inc.*...............       1,059,604
      44,600   Synopsys, Inc.*.............         807,260
     350,450   Synplicity, Inc.*...........       1,966,025
      28,000   Transaction Systems
                 Architects, Inc. -- Class
                 A*........................         648,200
      60,500   Trident Microsystems,
                 Inc.*.....................       1,069,640
      48,300   Tyler Technologies, Inc.*...         367,563
      98,500   Wind River Systems, Inc.*...       1,485,380
                                             --------------
                                                 43,145,182
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 1.4%
      77,900   Black Box Corp. ............       2,914,239
     119,500   Electronics For Imaging,
                 Inc.*(d)..................       2,131,880
     312,700   Maxtor Corp.*...............       1,663,564
     131,220   Mercury Computer Systems,
                 Inc.*(d)..................       3,619,048
     193,910   RadiSys Corp.*..............       2,745,766
     328,500   Western Digital Corp.*......       4,188,374
                                             --------------
                                                 17,262,871
                                             --------------

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION SERVICES AND SUPPLIES -- 4.0%
      77,900   Agilysys, Inc. .............  $    1,531,514
      34,200   Brookfield Homes Corp. .....       1,443,582
      24,300   Eagle Materials, Inc. ......       1,966,842
       9,100   Genlyte Group, Inc.*........         818,727
     188,600   Hovnanian Enterprises,
                 Inc. -- Class A*(d).......       9,618,600
     108,800   Meritage Corp.*.............       6,410,496
      61,160   NCI Building Systems,
                 Inc.*.....................       2,360,776
      80,100   Simpson Manufacturing
                 Company, Inc. ............       2,475,090
      80,350   Standard Pacific Corp. .....       5,800,467
      92,300   Technical Olympic USA,
                 Inc. .....................       2,787,460
      33,400   The Ryland Group, Inc. .....       2,071,468
      45,140   Trex Company, Inc.*.........       2,004,667
      53,000   USG Corp.*(d)...............       1,757,480
      76,700   Walter Industries,
                 Inc.(d)...................       3,263,585
     136,000   WCI Communities, Inc.*......       4,090,880
                                             --------------
                                                 48,401,634
                                             --------------
               CONSUMER GOODS AND SERVICES -- 1.3%
      33,300   Chattem, Inc.*..............       1,480,851
     183,900   Herbalife, Ltd. (Cayman
                 Islands)*.................       2,802,636
     128,100   NBTY, Inc.*.................       3,214,029
      76,710   Rollins, Inc. ..............       1,426,806
      40,600   The Scotts Company -- Class
                 A*........................       2,851,338
     137,700   Yankee Candle Company,
                 Inc.*.....................       4,365,090
                                             --------------
                                                 16,140,750
                                             --------------
               CONTAINERS AND PACKAGING -- 0.1%
       2,900   Greif, Inc. -- Class A......         202,072
      14,700   Silgan Holdings, Inc. ......         955,206
                                             --------------
                                                  1,157,278
                                             --------------
               CORRECTIONAL FACILITIES -- 0.0%
      17,100   The Geo Group, Inc.*........         488,718
                                             --------------
               DISTRIBUTION -- 1.8%
     114,700   Beacon Roofing Supply,
                 Inc.*.....................       2,510,210
       5,100   Handleman Company...........          96,696
       6,000   Nu Skin Enterprises, Inc. --
                 Class A...................         135,060
     169,300   United Stationers, Inc.*....       7,660,825
      90,900   Universal Corp. ............       4,160,493
     130,500   Watsco, Inc. ...............       5,494,050
      53,600   WESCO International,
                 Inc.*.....................       1,500,800
                                             --------------
                                                 21,558,134
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED SERVICES -- 0.1%
      20,100   Resource America, Inc. --
                 Class A...................  $      704,405
                                             --------------
               EDUCATION -- 1.0%
     113,000   Education Management
                 Corp.*....................       3,158,350
      57,300   ITT Educational Services,
                 Inc.*.....................       2,779,050
      69,000   Laureate Education, Inc.*...       2,952,510
      76,200   School Specialty, Inc.*.....       2,983,992
                                             --------------
                                                 11,873,902
                                             --------------
               ELECTRONICS -- 2.4%
     247,050   Artesyn Technologies,
                 Inc.*.....................       2,151,806
      87,730   BEI Technologies, Inc. .....       2,102,888
     202,349   Belden CDT, Inc.(d).........       4,494,171
      16,600   Electro Scientific
                 Industries, Inc.*.........         321,874
       2,700   Excel Technology, Inc.*.....          66,366
     279,600   FLIR Systems, Inc.*(d)......       8,471,880
      23,600   Methode Electronics, Inc. --
                 Class A...................         285,796
      81,600   Nam Tai Electronics, Inc.
                 (Virgin Islands)..........       2,170,560
      56,800   Park Electrochemical
                 Corp. ....................       1,150,768
     322,000   Sanmina-SCI Corp.*..........       1,680,840
     120,600   Sonic Solutions*(d).........       1,815,030
     373,800   SRS Labs, Inc.*.............       1,491,462
      15,000   Stoneridge, Inc.*...........         183,150
      87,700   Technitrol, Inc. ...........       1,308,484
      47,400   Thomas & Betts Corp.*.......       1,531,020
                                             --------------
                                                 29,226,095
                                             --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.2%
     238,600   Allied Waste Industries,
                 Inc.*(d)..................       1,744,166
       6,500   Duratek, Inc.*..............         129,675
       3,600   Metal Management, Inc. .....          92,448
                                             --------------
                                                  1,966,289
                                             --------------
               EQUIPMENT RENTAL AND LEASING -- 0.5%
      93,750   Aaron Rents, Inc.(d)........       1,875,000
       9,700   Electro Rent Corp.*.........         130,174
     171,980   McGrath Rentcorp............       4,020,892
                                             --------------
                                                  6,026,066
                                             --------------
               FINANCIAL SERVICES -- 4.1%
     138,700   Accredited Home Lenders
                 Holding Company*(d).......       5,025,101
      20,000   Affiliated Managers Group,
                 Inc.*(d)..................       1,240,600
     268,400   AmeriCredit Corp.*..........       6,291,296

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
      38,200   Calamos Asset Management,
                 Inc. -- Class A...........  $    1,028,344
     117,800   CapitalSource, Inc.*(d).....       2,709,400
      88,240   Cash America International,
                 Inc. .....................       1,935,103
      30,800   CompuCredit Corp.*..........         819,896
     557,000   E*TRADE Financial Corp.*....       6,684,000
     191,000   Eaton Vance Corp. ..........       4,477,040
      88,400   Friedman, Billings, Ramsey
                 Group, Inc. -- Class A....       1,402,908
      81,500   Investment Technology Group,
                 Inc.*.....................       1,426,250
     130,500   Jefferies Group, Inc.(d)....       4,917,240
      24,100   Metris Companies, Inc.*.....         279,319
      17,700   Nelnet, Inc. -- Class A*....         563,391
     128,900   Raymond James Financial,
                 Inc. .....................       3,905,670
      45,400   SEI Investments Company.....       1,641,664
      19,100   The Student Loan Corp. .....       3,992,091
       4,600   World Acceptance Corp.*.....         117,392
                                             --------------
                                                 48,456,705
                                             --------------
               FOOD AND BEVERAGE -- 0.6%
      32,000   Boston Beer Company, Inc. --
                 Class A*..................         700,800
      18,900   Chiquita Brands
                 International, Inc. ......         506,142
     105,300   John B Sanfilippo & Son,
                 Inc.*.....................       2,588,274
      10,300   M&F Worldwide Corp.*........         137,402
      31,200   Nash Finch Company(d).......       1,185,288
       9,200   Sanderson Farms, Inc. ......         397,532
      58,900   Sensient Technologies
                 Corp. ....................       1,269,884
                                             --------------
                                                  6,785,322
                                             --------------
               FUNERAL SERVICES -- 0.1%
      62,700   Alderwoods Group, Inc.*.....         779,988
                                             --------------
               INSURANCE -- 4.8%
     146,150   Affirmative Insurance
                 Holdings, Inc. ...........       2,155,713
     264,000   Assured Guaranty, Ltd.
                 (Bermuda).................       4,738,800
     154,400   Delphi Financial Group,
                 Inc. -- Class A...........       6,639,200
       9,100   FPIC Insurance Group,
                 Inc.*(d)..................         292,565
      87,370   Infinity Property & Casualty
                 Corp. ....................       2,731,186
     108,700   IPC Holdings, Ltd.
                 (Bermuda).................       4,269,736
      54,100   LandAmerica Financial Group,
                 Inc. .....................       2,706,623
      88,800   Philadelphia Consolidated
                 Holding Corp.*............       6,884,663

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
     143,700   Platinum Underwriters
                 Holdings, Inc.
                 (Bermuda).................  $    4,267,890
      47,300   Protective Life Corp. ......       1,858,890
     114,200   Reinsurance Group of
                 America, Inc. ............       4,862,636
      32,700   Stewart Information Services
                 Corp. ....................       1,226,904
      70,600   The Commerce Group, Inc. ...       4,375,788
     271,000   Tower Group, Inc. ..........       3,615,140
      77,900   UICI(d).....................       1,889,075
      17,900   United Fire & Casualty
                 Company...................         605,557
     265,800   Universal American Financial
                 Corp.*....................       4,598,340
                                             --------------
                                                 57,718,706
                                             --------------
               INTERNET SERVICES -- 4.1%
     249,900   aQuantive, Inc.*............       2,766,393
      92,260   Avocent Corp.*..............       2,367,392
      35,800   CheckFree Corp.*(d).........       1,459,208
     152,780   CNET Networks, Inc.*(d).....       1,442,243
     346,485   Digitas, Inc.*..............       3,499,499
     280,900   EarthLink, Inc.*............       2,528,100
      62,080   Equinix, Inc.*..............       2,628,467
     101,800   eResearch Technology,
                 Inc.*.....................       1,199,204
      14,800   F5 Networks, Inc.*..........         747,252
       4,300   Fastclick, Inc.*............          51,600
     154,400   Foundry Networks, Inc.*.....       1,528,560
      63,030   InfoSpace, Inc.*(d).........       2,573,515
     116,900   Internet Security Systems,
                 Inc.*.....................       2,139,270
     144,190   j2 Global Communications,
                 Inc.*(d)..................       4,947,159
     285,030   Keynote Systems, Inc.*......       3,383,306
       4,800   Macromedia, Inc.*...........         160,800
       7,900   Online Resources Corp.*.....          69,599
     132,100   Openwave Systems, Inc.*.....       1,610,299
      17,300   Priceline.com, Inc.*(d).....         435,960
     164,370   RADVision, Ltd. (Israel)*...       2,080,924
      79,500   RADWARE, Ltd. (Israel)*(d)..       1,865,865
      38,800   RSA Security, Inc.*.........         614,980
     107,877   SafeNet, Inc.*..............       3,161,875
     114,300   SonicWALL, Inc.*............         581,787
      16,400   United Online, Inc.*........         171,708
     155,240   ValueClick, Inc.*...........       1,647,096
      15,700   Verity, Inc.*...............         148,365
      52,100   Websense, Inc.*(d)..........       2,802,980
                                             --------------
                                                 48,613,406
                                             --------------

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               LEISURE AND RECREATION -- 1.3%
      64,830   Century Casinos, Inc.*......  $      588,008
      42,000   Choice Hotels International,
                 Inc. .....................       2,601,900
      12,800   DreamWorks Animation SKG,
                 Inc. -- Class A*..........         521,088
     224,300   Interstate Hotels & Resorts,
                 Inc.*.....................       1,081,126
      30,990   Kerzner International, Ltd.
                 (Bahama Islands)*.........       1,897,518
      78,400   Mikohn Gaming Corp.*(d).....         984,704
      32,400   Monarch Casino & Resort,
                 Inc.*.....................         644,760
     212,200   Scientific Games Corp. --
                 Class A*..................       4,848,770
      53,100   Shuffle Master, Inc.*(d)....       1,537,776
      55,400   Sunterra Corp.*(d)..........         835,432
                                             --------------
                                                 15,541,082
                                             --------------
               MACHINERY -- 1.3%
      98,700   Albany International
                 Corp. -- Class A..........       3,047,856
      49,800   Applied Industrial
                 Technologies, Inc. .......       1,354,560
      17,600   Astec Industries, Inc.*.....         388,080
      17,700   Blount International,
                 Inc.*.....................         300,546
      38,900   Bucyrus International,
                 Inc. -- Class A...........       1,519,434
      91,300   Joy Global, Inc. ...........       3,200,978
     149,100   Kadant, Inc.*...............       2,765,805
      29,400   Kennametal, Inc. ...........       1,396,206
      10,300   Middleby Corp. .............         508,820
      28,000   Terex Corp.*................       1,212,400
                                             --------------
                                                 15,694,685
                                             --------------
               MANUFACTURING -- 1.8%
     114,600   Acuity Brands, Inc. ........       3,094,200
      51,500   AptarGroup, Inc. ...........       2,676,970
       6,900   C&D Technologies, Inc. .....          69,345
      92,900   Carlisle Companies,
                 Inc.(d)...................       6,481,633
       7,300   CIRCOR International,
                 Inc. .....................         179,945
      49,800   Coherent, Inc.*.............       1,681,248
     146,250   Deswell Industries, Inc.
                 (Virgin Islands)..........       2,353,016
      52,830   Engineered Support Systems,
                 Inc.(d)...................       2,827,462
      16,800   Griffon Corp.*..............         359,688
      29,400   II-VI, Inc.*................         512,736
      14,300   Jacuzzi Brands, Inc.*.......         139,568
      23,100   Kaydon Corp. ...............         725,340

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MANUFACTURING (CONTINUED)
      79,600   Power-One, Inc.*............  $      386,856
       9,200   Steinway Musical
                 Instruments, Inc.*........         275,632
                                             --------------
                                                 21,763,639
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 3.8%
      68,380   Amedisys, Inc.*.............       2,068,495
     107,850   America Service Group,
                 Inc.*.....................       2,386,721
     152,900   American Healthways,
                 Inc.*(d)..................       5,048,758
      86,700   AMERIGROUP Corp.*...........       3,169,752
      27,300   AMN Healthcare Services,
                 Inc.*(d)..................         434,343
     107,100   AmSurg Corp.*(d)............       2,709,630
      46,200   CorVel Corp.*...............         984,984
     128,700   Covance, Inc.*..............       6,127,406
      79,400   ICON plc (Ireland) (ADR)*...       2,979,088
      87,000   IDX Systems Corp.*..........       3,021,510
      71,960   Kindred Healthcare, Inc.*...       2,525,796
      93,760   LabOne, Inc.*(d)............       3,232,845
      41,900   Manor Care, Inc. ...........       1,523,484
      11,600   Per-Se Technologies,
                 Inc.*.....................         178,060
      27,400   Quality Systems, Inc.*......       1,160,116
      36,000   RehabCare Group, Inc.*......       1,033,560
       7,000   Res-Care, Inc.*.............          87,570
      42,800   Sierra Health Services,
                 Inc.*(d)..................       2,732,352
      48,800   Triad Hospitals, Inc.*......       2,444,880
      21,000   United Surgical Partners
                 International, Inc.*......         961,170
      10,300   Universal Health Services,
                 Inc. -- Class B...........         539,720
                                             --------------
                                                 45,350,240
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 3.8%
      40,000   American Medical Systems
                 Holdings, Inc.*...........         687,200
     105,200   Cooper Companies, Inc.(d)...       7,669,079
      34,500   Dade Behring Holdings,
                 Inc.*.....................       2,033,085
      41,200   Diagnostic Products
                 Corp. ....................       1,989,960
      22,000   DJ Orthopedics, Inc.*.......         551,100
     438,370   Encore Medical Corp.*.......       2,358,431
      12,600   Gen-Probe, Inc.*............         561,456
      70,000   Haemonetics Corp.*..........       2,951,200
      17,400   Illumina, Inc.*.............         140,592
      45,600   Immucor, Inc.*..............       1,376,664
      78,540   Laserscope*(d)..............       2,492,860
      13,600   Lifecore Biomedical,
                 Inc.*.....................         241,672
     106,900   Lifeline Systems, Inc.*.....       3,241,208
          91   Lumenis, Ltd. (Israel)*.....             217
      14,700   Luminex Corp.*..............         110,691

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
      69,900   Mentor Corp. ...............  $    2,243,790
       7,400   Meridian Bioscience,
                 Inc. .....................         110,260
       9,800   Oakley, Inc. ...............         125,636
      65,200   OraSure Technologies,
                 Inc.*.....................         479,872
      14,100   Orchid Biosciences, Inc.*...         165,816
     470,600   Orthovita, Inc.*............       1,600,040
     152,170   PolyMedica Corp.(d).........       4,832,919
      39,700   PSS World Medical, Inc.*....         451,389
      78,790   Syneron Medical, Ltd.
                 (Israel)*.................       2,510,249
      70,000   Techne Corp.*(d)............       2,812,600
     443,600   The Spectranetics Corp.*....       2,306,720
      93,000   Third Wave Technologies*....         535,680
      49,400   Urologix, Inc.*.............         226,746
      11,100   Varian Medical Systems,
                 Inc.*.....................         380,508
       3,600   Vital Signs, Inc. ..........         143,604
                                             --------------
                                                 45,331,244
                                             --------------
               METALS AND MINING -- 1.0%
      51,500   Aber Diamond Corp.
                 (Canada)(d)...............       1,570,750
     115,300   AK Steel Holding Corp.*.....       1,275,218
      16,000   Carpenter Technology
                 Corp. ....................         950,560
      78,400   Meridian Gold, Inc.
                 (Canada)*.................       1,320,256
      84,800   Mueller Industries, Inc. ...       2,387,120
      49,800   NS Group, Inc.*.............       1,564,218
      11,700   Olympic Steel, Inc.*(d).....         209,196
      12,700   Oregon Steel Mills, Inc.*...         292,100
      24,100   RTI International Metals,
                 Inc.*.....................         563,940
       6,900   Titanium Metals Corp.*......         248,400
     175,200   Wolverine Tube, Inc.*.......       1,568,040
                                             --------------
                                                 11,949,798
                                             --------------
               OIL AND GAS: EQUIPMENT -- 0.6%
      11,700   Dril-Quip, Inc.*............         359,658
      12,500   Gulf Island Fabrication,
                 Inc. .....................         293,250
      66,090   Maverick Tube Corp.*........       2,148,586
     110,860   Oil States International,
                 Inc.*.....................       2,278,173
     136,290   Superior Energy Services,
                 Inc.*.....................       2,344,188
                                             --------------
                                                  7,423,855
                                             --------------
               OIL, COAL AND GAS -- 6.2%
     209,000   Cabot Oil & Gas Corp. ......      11,526,349
      46,760   Cal Dive International,
                 Inc.*.....................       2,118,228
     322,334   Chesapeake Energy Corp. ....       7,072,008
      38,000   Denbury Resources, Inc.*....       1,338,740
      83,300   Encore Acquisition
                 Company*(d)...............       3,440,290
      24,100   Energy Partners, Ltd.*......         625,877

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
      10,900   Giant Industries, Inc.*.....  $      280,130
     331,720   Grey Wolf, Inc.*............       2,182,718
      74,300   Harvest Natural Resources,
                 Inc.*.....................         883,427
     150,560   Headwaters, Inc.*...........       4,941,379
       5,000   Holly Corp. ................         186,350
     110,500   ONEOK, Inc. ................       3,405,610
     157,070   Patterson-UTI Energy,
                 Inc. .....................       3,929,891
       2,100   Petroleum Development
                 Corp.*....................          79,149
     147,400   Plains Exploration &
                 Production Company*.......       5,144,260
     143,800   Swift Energy Company*.......       4,089,672
      85,600   Tesoro Corp.*...............       3,168,912
      27,500   Todco -- Class A*...........         710,600
      24,800   Ultra Petroleum Corp.
                 (Canada)*.................       1,259,840
      49,840   Unit Corp.*.................       2,251,273
     275,400   Vintage Petroleum, Inc. ....       8,664,084
     132,600   Whiting Petroleum Corp.*....       5,407,428
                                             --------------
                                                 72,706,215
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.1%
      37,700   Pope & Talbot, Inc. ........         662,766
                                             --------------
               PHARMACEUTICALS -- 3.8%
     233,900   Abgenix, Inc.*..............       1,637,300
      84,950   Alexion Pharmaceuticals,
                 Inc.*(d)..................       1,840,442
     111,200   Alpharma, Inc. -- Class A...       1,369,984
     113,730   AtheroGenics, Inc.*(d)......       1,488,726
     108,200   Barr Pharmaceuticals,
                 Inc.*.....................       5,283,406
     107,180   Connetics Corp.*(d).........       2,710,582
     247,600   DepoMed, Inc.*..............         975,544
     102,300   Endo Pharmaceuticals
                 Holdings, Inc.*...........       2,306,865
      98,700   Enzon Pharmaceuticals,
                 Inc.*.....................       1,005,753
      57,800   First Horizon Pharmaceutical
                 Corp.*(d).................         975,664
     167,700   InterMune, Inc.*............       1,844,700
     131,900   K-V Pharmaceutical
                 Company -- Class A*.......       3,060,080
     296,700   Ligand Pharmaceuticals,
                 Inc. -- Class B*..........       1,700,091
     227,000   Nabi Biopharmaceuticals*....       2,832,960
       9,300   Nutraceutical International
                 Corp.*....................         147,498
     110,860   Priority Healthcare Corp. --
                 Class B*..................       2,397,902
     167,690   QLT, Inc. (Canada)*(d)......       2,156,493
     159,780   Salix Pharmaceuticals,
                 Ltd.*.....................       2,634,772

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
     250,600   Serologicals Corp.*(d)......  $    6,124,664
      36,600   United Therapeutics
                 Corp.*(d).................       1,672,437
     131,610   VaxGen, Inc.*(d)............       1,642,493
                                             --------------
                                                 45,808,356
                                             --------------
               PRINTING AND PUBLISHING -- 0.4%
      12,000   Consolidated Graphics,
                 Inc.*.....................         631,200
      29,000   Courier Corp. ..............       1,520,760
      77,700   Scholastic Corp.*(d)........       2,866,353
       6,300   Valassis Communications,
                 Inc.*.....................         220,248
                                             --------------
                                                  5,238,561
                                             --------------
               REAL ESTATE DEVELOPMENT AND SERVICES -- 0.2%
      67,700   Getty Realty Corp. .........       1,729,735
      26,400   Jones Lang LaSalle, Inc.*...       1,231,560
                                             --------------
                                                  2,961,295
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 3.7%
     117,800   Aames Investment Corp. .....         965,960
     177,900   Acadia Realty Trust.........       2,860,632
      27,200   Associated Estates Realty
                 Corp. ....................         271,184
       4,000   BRT Realty Trust............          84,240
      17,500   Capital Trust, Inc. -- Class
                 A.........................         580,650
      20,800   Corporate Office Properties
                 Trust.....................         550,784
     130,200   Cousins Properties, Inc. ...       3,368,274
      78,200   Entertainment Properties
                 Trust.....................       3,239,826
      89,700   Equity Inns, Inc. ..........         989,391
      72,900   Equity One, Inc. ...........       1,501,011
       8,600   Global Signal, Inc. ........         257,656
      13,200   Innkeepers USA Trust........         170,412
      42,600   LaSalle Hotel Properties....       1,237,530
      40,900   LTC Properties, Inc. .......         709,615
     116,600   Maguire Properties, Inc. ...       2,784,408
      32,600   Mid-America Apartment
                 Communities, Inc. ........       1,189,900
      35,100   National Health Realty,
                 Inc. .....................         911,898
       6,000   New Century Financial
                 Corp. ....................         280,920
      38,900   Newcastle Investment
                 Corp. ....................       1,151,440
     130,600   OMEGA Healthcare Investors,
                 Inc. .....................       1,433,988
      44,900   PS Business Parks, Inc. ....       1,809,470
      68,600   RAIT Investment Trust.......       1,839,852
      20,400   Saul Centers, Inc. .........         652,800
      85,440   Saxon Capital, Inc. ........       1,465,296
      98,300   Senior Housing Properties
                 Trust.....................       1,639,644
      88,900   SL Green Realty Corp.(d)....       4,997,958
      16,800   Sovran Self Storage.........         665,784
      52,200   Taubman Centers, Inc. ......       1,448,028

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
     201,200   U-Store-It Trust............  $    3,500,880
      68,700   Ventas, Inc. ...............       1,714,752
                                             --------------
                                                 44,274,183
                                             --------------
               REGISTERED INVESTMENT COMPANIES -- 0.6%
      38,700   iShares Russell 2000 Value
                 Index Fund(d).............       7,105,320
                                             --------------
               RESEARCH AND DEVELOPMENT -- 2.5%
      50,300   Albany Molecular Research,
                 Inc.*.....................         517,084
      23,200   Array BioPharma, Inc.*......         162,632
     124,100   Cephalon, Inc.*(d)..........       5,811,603
     265,800   Cubist Pharmaceuticals,
                 Inc.*.....................       2,822,796
     135,300   CV Therapeutics, Inc.*......       2,754,708
     283,300   Dendreon Corp.*(d)..........       1,543,985
      46,500   Encysive Pharmaceuticals,
                 Inc.*.....................         475,230
      20,799   Enzo Biochem, Inc.*(d)......         299,922
     100,900   Human Genome Sciences,
                 Inc.*.....................         930,298
      14,500   Incyte Corp.*(d)............          99,035
      73,500   Lexicon Genetics, Inc.*.....         375,585
       9,600   Millipore Corp.*(d).........         416,640
      40,200   Neurocrine Biosciences,
                 Inc.*.....................       1,530,012
     145,636   Pharmaceutical Product
                 Development, Inc.*........       7,056,063
     108,690   Rigel Pharmaceuticals,
                 Inc.*(d)..................       1,743,388
       3,700   Transkaryotic Therapies,
                 Inc.*.....................          92,371
     205,900   Trimeris, Inc.*.............       2,318,434
       7,900   Valeant Pharmaceuticals
                 International.............         177,908
      25,500   Vertex Pharmaceuticals,
                 Inc.*(d)..................         238,680
                                             --------------
                                                 29,366,374
                                             --------------
               RETAIL -- 1.7%
       4,000   BJ'S Wholesale Club,
                 Inc.*.....................         124,240
     187,200   Casey's General Stores,
                 Inc. .....................       3,363,984
     159,600   CSK Auto Corp.*.............       2,816,940
      39,200   Dollar Tree Stores,
                 Inc.*(d)..................       1,126,216
      82,900   GameStop Corp. -- Class
                 B*........................       1,848,670
      49,280   Guitar Center, Inc.*........       2,702,022
       4,300   Longs Drug Stores Corp. ....         147,146
      46,600   Pantry, Inc.*...............       1,443,202
       6,100   Sonic Automotive, Inc. .....         138,531
      46,000   Trans World Entertainment
                 Corp.*....................         677,580
      74,900   Williams-Sonoma, Inc.*......       2,752,575
      95,000   Zale Corp.*.................       2,823,400
                                             --------------
                                                 19,964,506
                                             --------------

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL: RESTAURANTS -- 2.3%
      97,700   Brinker International,
                 Inc.*.....................  $    3,538,694
     120,650   CEC Entertainment,
                 Inc.*(d)..................       4,415,790
      99,200   CKE Restaurants, Inc.*......       1,572,320
     309,818   Cosi, Inc.*.................       2,106,762
      32,400   Dave & Buster's, Inc.*......         605,880
      25,900   Jack in the Box, Inc.*......         960,890
      36,100   Lone Star Steakhouse &
                 Saloon, Inc. .............       1,043,471
      33,300   Panera Bread Company --
                 Class A*(d)...............       1,882,449
      34,700   Papa John's International,
                 Inc.*(d)..................       1,204,784
      18,200   PF Chang's China Bistro,
                 Inc.*.....................       1,088,360
      88,970   RARE Hospitality
                 International, Inc.*......       2,747,394
     148,500   Ruby Tuesday, Inc.(d).......       3,607,065
      96,900   Sonic Corp.*................       3,236,460
                                             --------------
                                                 28,010,319
                                             --------------
               RETAIL: SUPERMARKETS -- 0.0%
      15,600   Smart & Final, Inc.*........         189,696
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.5%
       2,200   Dionex Corp.*...............         119,900
     107,800   FEI Company*................       2,495,570
      55,600   Hexcel Corp.*...............         862,356
      11,900   Woodward Governor Company...         853,230
     129,440   X-Rite, Inc. ...............       1,946,778
                                             --------------
                                                  6,277,834
                                             --------------
               SECURITY SERVICES -- 0.1%
      48,500   The Brink's Company.........       1,678,100
                                             --------------
               SEMICONDUCTORS -- 5.0%
     638,200   Agere Systems, Inc. -- Class
                 B*........................         906,244
     455,400   Altera Corp.*(d)............       9,007,811
     127,300   AMIS Holdings, Inc.*........       1,437,217
     148,000   Amkor Technology, Inc.*.....         571,280
     209,600   Axcelis Technologies,
                 Inc.*.....................       1,530,080
     402,600   Conexant Systems, Inc.*.....         603,900
      77,200   Cree, Inc.*(d)..............       1,679,100
     183,000   Emulex Corp.*...............       3,447,720
     176,500   Genesis Microchip, Inc.*....       2,550,425
     138,400   Integrated Device
                 Technology, Inc.*.........       1,664,952
     227,600   Intersil Corp. -- Class A...       3,942,032
      80,100   Lattice Semiconductor
                 Corp.*....................         430,137
      52,500   LSI Logic Corp.*............         293,475
     238,500   Micrel, Inc.*...............       2,198,970
     244,570   Microsemi Corp.*............       3,984,045
      81,200   Mindspeed Technologies,
                 Inc.*.....................         181,076

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS (CONTINUED)
     103,900   MIPS Technologies, Inc.*....  $    1,194,850
     251,100   Novellus Systems, Inc.*.....       6,711,903
     269,150   O2Micro International, Ltd.
                 (Cayman Islands)*.........       2,769,554
     164,700   Pericom Semiconductor
                 Corp.*....................       1,411,479
      85,000   Photronics, Inc.*...........       1,538,500
      35,800   Pixelworks, Inc.*...........         291,770
      20,700   Power Integrations, Inc.*...         432,423
      36,900   Sigmatel, Inc.*.............       1,381,167
     202,290   SiRF Technology Holdings,
                 Inc.*.....................       2,257,556
     207,700   Teradyne, Inc.*.............       3,032,420
      37,700   Tessera Technologies,
                 Inc.*.....................       1,629,771
     129,360   Ultratech, Inc.*............       1,888,656
      14,300   Veeco Instruments, Inc.*....         215,215
                                             --------------
                                                 59,183,728
                                             --------------
               SPORTING GOODS AND EQUIPMENT -- 0.7%
     164,000   Hibbett Sporting Goods,
                 Inc.*.....................       4,926,560
     224,550   K2, Inc.*(d)................       3,087,563
      12,500   The Nautilus Group, Inc. ...         297,000
                                             --------------
                                                  8,311,123
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 3.0%
      88,400   Alamosa Holdings,
                 Inc.*(d)..................       1,031,628
     568,700   American Tower Corp. --
                 Class A*(d)...............      10,367,401
      14,500   Anaren, Inc.*...............         175,885
       7,600   Anixter International,
                 Inc.*.....................         274,740
     335,400   Avaya, Inc.*................       3,917,472
      29,400   Boston Communications Group,
                 Inc.*.....................         209,328
      25,900   Brightpoint, Inc.*..........         485,107
      45,000   Commonwealth Telephone
                 Enterprises, Inc.*(d).....       2,121,300
      66,100   CommScope, Inc.*(d).........         988,856
      16,100   CT Communications, Inc. ....         169,533
      62,600   Digi International, Inc.*...         858,872
       5,000   InterDigital Communications
                 Corp.*....................          76,600
      43,500   Intervoice, Inc.*...........         488,505
       6,700   Newport Corp.*..............          97,083
      10,700   North Pittsburgh Systems,
                 Inc. .....................         211,486
      58,100   Plantronics, Inc. ..........       2,212,448
     329,600   Polycom, Inc.*..............       5,586,720
     584,000   RF Micro Devices, Inc.*.....       3,048,480
       9,000   SpectraLink Corp. ..........         127,080

                            See notes to portfolios.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
     190,260   Symmetricom, Inc.*..........  $    2,109,983
      50,000   TALK America Holdings,
                 Inc.*(d)..................         322,500
      87,700   UbiquiTel, Inc.*............         587,590
       9,300   USA Mobility, Inc.*.........         301,320
                                             --------------
                                                 35,769,917
                                             --------------
               TOOLS -- 0.3%
     100,400   Snap-on, Inc. ..............       3,191,716
                                             --------------
               TRANSPORTATION -- 1.6%
      44,410   Forward Air Corp. ..........       1,890,978
      53,900   General Maritime Corp.
                 (Marshall Islands)*.......       2,610,916
     148,350   Genesee & Wyoming, Inc. --
                 Class A*(d)...............       3,843,749
      15,600   Hub Group, Inc. -- Class
                 A*........................         977,652
      19,100   Landstar System, Inc.*......         625,525
      58,880   Old Dominion Freight Line,
                 Inc.*.....................       1,834,112
     130,800   Overnite Corp. .............       4,184,291
     191,450   Vitran Corp., Inc. -- Class
                 A (Canada)*...............       2,843,033
                                             --------------
                                                 18,810,256
                                             --------------
               UTILITIES: ELECTRIC -- 1.2%
      78,300   Avista Corp. ...............       1,370,250
      80,200   Cleco Corp. ................       1,708,260
      60,100   NorthWestern Corp. .........       1,584,837
     281,800   PNM Resources, Inc. ........       7,518,424
      65,100   Sierra Pacific
                 Resources*(d).............         699,825
      86,800   Westar Energy, Inc. ........       1,878,352
                                             --------------
                                                 14,759,948
                                             --------------
               UTILITIES: GAS -- 1.0%
      79,200   Atmos Energy Corp. .........       2,138,400
      14,900   Cascade Natural Gas
                 Corp. ....................         297,404
      58,700   New Jersey Resources
                 Corp. ....................       2,555,211
      63,900   Nicor, Inc.(d)..............       2,370,051
     149,000   WGL Holdings, Inc. .........       4,613,040
                                             --------------
                                                 11,974,106
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $1,058,765,491).....   1,163,024,557
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SECURITIES LENDING COLLATERAL -- 17.6%
$210,293,638   Securities Lending
                 Collateral Investment
                 (Note 2)
                 (Cost $210,293,638).......  $  210,293,638
                                             --------------
               SHORT TERM US TREASURY
                 SECURITY -- 0.1%
     750,000   US Treasury Bill,
                 2.74%, 06/16/05(f)
                 (Cost $745,670)...........         745,670
                                             --------------
               TOTAL SECURITIES
                 (Cost $1,269,804,799).....   1,374,063,865
                                             --------------
               REPURCHASE AGREEMENT -- 2.9%
  34,747,643   With Investors Bank and
                 Trust, dated 03/31/05,
                 2.36%, due 04/01/05,
                 repurchase proceeds at
                 maturity $34,749,920
                 (Collateralized by Fannie
                 Mae, 3.35%, due 12/25/33,
                 with a value of
                 $19,804,067, Government
                 National Mortgage
                 Association, 4.50%, due
                 01/20/34 with a value of
                 $2,279,380 and various
                 Small Business
                 Administrations,
                 5.38% -- 6.13%, due
                 11/25/15 -- 01/25/17, with
                 a total value of
                 $14,403,951) (Cost
                 $34,747,643)..............      34,747,643
                                             --------------
               Total Investments -- 117.8%
                 (Cost $1,304,552,442).....   1,408,811,508
               Liabilities less other
                 assets -- (17.8)%.........    (213,142,339)
                                             --------------
               NET ASSETS -- 100.0%........  $1,195,669,169
                                             ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2005 is $1,304,552,442.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $144,628,738
    Gross unrealized depreciation..........   (40,369,672)
                                             ------------
    Net unrealized appreciation............  $104,259,066
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                            See notes to portfolios.

                           SMALL-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 98.1%
              ADVERTISING -- 1.4%
      7,700   Fastclick, Inc.*...............  $     92,400
     70,900   Marchex, Inc. -- Class B*(d)...     1,321,576
                                               ------------
                                                  1,413,976
                                               ------------
              APPAREL: MANUFACTURING -- 5.4%
     27,200   Carter's, Inc.*(d).............     1,081,200
     46,300   Coach, Inc.*...................     2,621,969
     75,700   The Warnaco Group, Inc.*.......     1,819,828
                                               ------------
                                                  5,522,997
                                               ------------
              BANKS -- 6.3%
     69,800   Brookline Bancorp, Inc. .......     1,040,020
     39,300   Downey Financial Corp.(d)......     2,418,129
     57,600   Signature Bank*................     1,526,976
     32,700   Silicon Valley Bancshares*.....     1,440,762
                                               ------------
                                                  6,425,887
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.6%
     97,600   Lin TV Corp. -- Class A*.......     1,652,368
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 8.2%
     54,000   Advisory Board Company*........     2,359,800
     31,900   Charles River Associates,
                Inc.*(d).....................     1,574,265
     72,300   Navigant Consulting, Inc.*.....     1,968,729
     68,100   Resources Connection,
                Inc.*(d).....................     1,425,333
     48,100   TRM Corp.*.....................       972,101
                                               ------------
                                                  8,300,228
                                               ------------
              COMMERCIAL SERVICES -- 1.3%
     69,900   Collectors Universe, Inc.*.....     1,339,284
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.2%
    115,200   Agile Software Corp.*..........       838,656
    107,200   Interwoven, Inc.*..............       835,088
     41,200   Manhattan Associates, Inc.*....       839,244
    148,400   MatrixOne, Inc.*...............       707,868
                                               ------------
                                                  3,220,856
                                               ------------
              ELECTRONICS -- 0.8%
     76,200   Merix Corp.*...................       854,202
                                               ------------
              FINANCIAL SERVICES -- 2.8%
     59,100   Westcorp.......................     2,496,975
     13,300   World Acceptance Corp.*........       339,416
                                               ------------
                                                  2,836,391
                                               ------------
              INSURANCE -- 3.3%
     55,900   Delphi Financial Group,
                Inc. -- Class A..............     2,403,700
     26,300   Hub International, Ltd.
                (Canada).....................       507,590

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
     13,900   Primus Guaranty, Ltd.*
                (Bermuda)....................  $    181,117
     11,800   PXRE Group, Ltd. (Bermuda).....       302,670
                                               ------------
                                                  3,395,077
                                               ------------
              INTERNET SERVICES -- 7.2%
    120,000   Akamai Technologies,
                Inc.*(d).....................     1,527,600
    157,500   aQuantive, Inc.*(d)............     1,743,525
     34,500   Blue Nile, Inc.*(d)............       953,925
    206,300   iVillage, Inc.*................     1,256,367
     36,800   Provide Commerce, Inc.*(d).....     1,062,784
    145,300   SupportSoft, Inc.*.............       767,184
                                               ------------
                                                  7,311,385
                                               ------------
              LEISURE AND RECREATION -- 1.4%
     20,800   Four Seasons Hotels, Inc.
                (Canada)(d)..................     1,470,560
                                               ------------
              MANUFACTURING -- 2.4%
     23,700   Engineered Support Systems,
                Inc.(d)......................     1,268,424
     39,500   Lincoln Electric Holdings,
                Inc. ........................     1,188,160
                                               ------------
                                                  2,456,584
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.3%
    128,800   Align Technology, Inc.*........       803,712
     72,600   Animas Corp.*(d)...............     1,467,246
    110,300   Conceptus, Inc.*(d)............       860,340
     41,900   Conor Medsystems, Inc.*........       682,551
     51,075   Immucor, Inc.*.................     1,541,954
                                               ------------
                                                  5,355,803
                                               ------------
              PHARMACEUTICALS -- 11.1%
    143,400   CV Therapeutics, Inc.*(d)......     2,919,623
    121,100   Dyax Corp.*....................       389,942
    149,600   Isolagen, Inc.*(d).............       940,984
     39,700   Medicis Pharmaceuticals
                Corp. -- Class A.............     1,190,206
     56,400   MGI Pharma, Inc.*(d)...........     1,425,228
    111,700   Nektar Therapeutics*...........     1,557,098
    107,000   POZEN, Inc.*...................       557,470
     49,100   United Therapeutics
                Corp.*(d)....................     2,243,625
                                               ------------
                                                 11,224,176
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.9%
     34,100   RAIT Investment Trust..........       914,562
                                               ------------
              RESEARCH AND DEVELOPMENT -- 5.4%
     45,200   Digene Corp.*..................       937,900
    137,900   Pain Therapeutics, Inc.*.......       700,532
     77,200   Protein Design Labs,
                Inc.*(d).....................     1,234,428

                            See notes to portfolios.

                           SMALL-CAP GROWTH PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RESEARCH AND DEVELOPMENT (CONTINUED)
     54,400   Rigel Pharmaceuticals, Inc.*...  $    872,576
     68,300   Transkaryotic Therapies,
                Inc.*........................     1,705,110
                                               ------------
                                                  5,450,546
                                               ------------
              RETAIL -- 9.7%
     27,500   America's Car-Mart, Inc.*......       964,150
     55,900   Build-A-Bear-Workshop,
                Inc.*(d).....................     1,713,335
     49,000   First Cash Financial Services,
                Inc.*........................     1,037,330
     34,200   Guitar Center, Inc.*...........     1,875,186
     23,500   Tractor Supply Company*........     1,025,775
     68,500   Urban Outfitters, Inc.*........     3,285,944
                                               ------------
                                                  9,901,720
                                               ------------
              RETAIL: RESTAURANTS -- 5.5%
     52,600   RARE Hospitality International,
                Inc.*........................     1,624,288
     60,200   Sonic Corp.*...................     2,010,680
     54,950   The Cheesecake Factory,
                Inc.*(d).....................     1,947,978
                                               ------------
                                                  5,582,946
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.2%
     45,000   Cymer, Inc.*(d)................     1,204,650
                                               ------------
              SEMICONDUCTORS -- 6.4%
    113,900   Mattson Technology, Inc.*......       904,366
    155,500   O2Micro International,
                Ltd.*(Cayman Islands)........     1,600,095
     61,100   Power Integrations, Inc.*(d)...     1,276,379
     82,300   Skyworks Solutions, Inc.*......       522,605
     51,300   Tessera Technologies, Inc.*....     2,217,699
                                               ------------
                                                  6,521,144
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 2.5%
     86,075   Hibbett Sporting Goods,
                Inc.*........................     2,585,693
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.9%
     41,900   InPhonic, Inc.*(d).............       951,759
                                               ------------
              TRANSPORTATION -- 3.9%
     67,950   Knight Transportation, Inc. ...     1,676,327
     36,800   Old Dominion Freight Line,
                Inc.*........................     1,146,320
     52,200   Universal Truckload Services,
                Inc.*........................     1,101,420
                                               ------------
                                                  3,924,067
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $92,881,736)...........    99,816,861
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 26.9%
$27,323,726   Securities Lending Collateral
                Investment (Note 2) (Cost
                $27,323,726).................  $ 27,323,726
                                               ------------
              TOTAL SECURITIES
                (Cost $120,205,462)..........   127,140,587
                                               ------------
              REPURCHASE AGREEMENT -- 2.5%
  2,562,507   With Investors Bank and Trust,
                dated 03/31/05, 2.36%, due
                04/01/05, repurchase proceeds
                at maturity $2,562,675
                (Collateralized by Freddie
                Mac, 3.26%, due 11/15/31,
                with a value of $2,690,653)
                (Cost $2,562,507)............     2,562,507
                                               ------------
              Total Investments -- 127.5%
                (Cost $122,767,969)..........   129,703,094
              Liabilities less other
                assets -- (27.5)%............   (27,973,128)
                                               ------------
              NET ASSETS -- 100.0%...........  $101,729,966
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2005 is $122,767,969.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $15,616,306
    Gross unrealized depreciation...........   (8,681,181)
                                              -----------
    Net unrealized appreciation.............  $ 6,935,125
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                            See notes to portfolios.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 98.9%
              AGRICULTURE -- 1.8%
    100,620   Monsanto Company...............  $  6,489,990
                                               ------------
              APPAREL: MANUFACTURING -- 1.7%
    110,480   Coach, Inc.*...................     6,256,482
                                               ------------
              APPAREL: RETAIL -- 1.2%
    155,160   Chico's FAS, Inc.*(d)..........     4,384,822
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.1%
    725,540   Sirius Satellite Radio,
                Inc.*(d).....................     4,077,535
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 4.9%
    118,640   Alliance Data Systems
                Corp.*(d)....................     4,793,056
    234,080   Paychex, Inc. .................     7,682,505
    198,110   Robert Half International,
                Inc.(d)......................     5,341,046
                                               ------------
                                                 17,816,607
                                               ------------
              CHEMICALS -- 1.7%
    123,270   The Dow Chemical Company.......     6,145,010
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 6.6%
    137,250   Cognizant Technology Solutions
                Corp. -- Class A*............     6,340,950
     83,000   Cognos, Inc.*..................     3,481,020
     90,820   Mercury Interactive Corp.*.....     4,303,052
    150,650   NVIDIA Corp.*..................     3,579,444
    526,230   Oracle Corp.*..................     6,567,350
                                               ------------
                                                 24,271,816
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 7.0%
    187,840   Apple Computer, Inc.*..........     7,827,293
    265,090   Dell, Inc.*....................    10,184,757
    609,340   EMC Corp. (Massachusetts)*.....     7,507,069
                                               ------------
                                                 25,519,119
                                               ------------
              DISTRIBUTION -- 1.6%
    102,900   CDW Corp.(d)...................     5,832,372
                                               ------------
              FINANCIAL SERVICES -- 5.5%
    123,500   American Express Company.......     6,344,195
     65,210   Goldman Sachs Group, Inc. .....     7,172,448
    108,600   T. Rowe Price Group, Inc. .....     6,448,668
                                               ------------
                                                 19,965,311
                                               ------------
              INTERNET SERVICES -- 10.8%
    154,000   CheckFree Corp.*(d)............     6,277,040
    220,230   eBay, Inc.*....................     8,205,770
     46,500   Google, Inc. -- Class A*(d)....     8,393,715
    146,270   Monster Worldwide, Inc.*(d)....     4,102,874
    127,330   VeriSign, Inc.*................     3,654,371
    259,520   YAHOO!, Inc.*..................     8,797,727
                                               ------------
                                                 39,431,497
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              LEISURE AND RECREATION -- 2.7%
    119,420   International Game
                Technology...................  $  3,183,737
     95,300   MGM MIRAGE*....................     6,749,146
                                               ------------
                                                  9,932,883
                                               ------------
              MACHINERY -- 1.0%
     64,500   Rockwell Automation, Inc. .....     3,653,280
                                               ------------
              MANUFACTURING -- 3.3%
     98,180   Danaher Corp.(d)...............     5,243,794
    206,100   Tyco International, Ltd.
                (Bermuda)....................     6,966,180
                                               ------------
                                                 12,209,974
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 3.0%
     68,860   HCA, Inc. .....................     3,688,830
     57,850   WellPoint, Inc.*...............     7,251,498
                                               ------------
                                                 10,940,328
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 6.5%
     82,660   CR Bard, Inc. .................     5,627,493
     63,000   Kinetic Concepts, Inc.*........     3,757,950
    187,780   St. Jude Medical, Inc.*........     6,760,080
     98,220   Zimmer Holdings, Inc.*.........     7,642,498
                                               ------------
                                                 23,788,021
                                               ------------
              OIL, COAL AND GAS -- 2.5%
    130,000   Transocean, Inc.
                (Cayman Islands)*............     6,689,800
     35,000   Valero Energy Corp. ...........     2,564,450
                                               ------------
                                                  9,254,250
                                               ------------
              PHARMACEUTICALS -- 4.7%
    178,190   Caremark Rx, Inc.*(d)..........     7,088,398
    125,750   Sanofi-Aventis (ADR)(d)........     5,324,255
     83,600   Sepracor, Inc.*................     4,799,476
                                               ------------
                                                 17,212,129
                                               ------------
              RESEARCH AND DEVELOPMENT -- 3.8%
     92,300   Amgen, Inc.*...................     5,372,783
    236,870   Gilead Sciences, Inc.*.........     8,479,946
                                               ------------
                                                 13,852,729
                                               ------------
              RETAIL -- 2.0%
    145,950   Wal-Mart Stores, Inc. .........     7,313,555
                                               ------------
              RETAIL: RESTAURANTS -- 3.1%
     89,770   Starbucks Corp.*...............     4,637,518
    130,600   YUM! Brands, Inc. .............     6,766,386
                                               ------------
                                                 11,403,904
                                               ------------
              RETAIL: SUPERMARKETS -- 0.7%
     25,400   Whole Foods Market, Inc. ......     2,594,102
                                               ------------

                            See notes to portfolios.

                          AGGRESSIVE EQUITY PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.6%
    104,830   Fisher Scientific
                International, Inc.*.........  $  5,966,924
                                               ------------
              SEMICONDUCTORS -- 15.0%
    347,510   Applied Materials, Inc.*.......     5,647,038
    195,000   ASML Holding NV*...............     3,270,150
    789,790   Intel Corp. ...................    18,346,822
     94,840   KLA-Tencor Corp.*..............     4,363,588
    178,780   Marvell Technology Group,
                Ltd.*........................     6,854,425
    359,860   Texas Instruments, Inc. .......     9,172,831
    251,930   Xilinx, Inc. ..................     7,363,914
                                               ------------
                                                 55,018,768
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES --
                5.1%
     97,080   America Movil SA de CV --
                Series L (ADR)(d)............     5,009,328
    201,000   Comverse Technology, Inc.*.....     5,069,220
     62,500   NII Holdings, Inc.*............     3,593,750
    139,500   QUALCOMM, Inc. ................     5,112,675
                                               ------------
                                                 18,784,973
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $337,513,497)..........   362,116,381
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 13.8%
$50,546,144   Securities Lending Collateral
                Investment (Note 2)
                (Cost $50,546,144)...........    50,546,144
                                               ------------
              TOTAL SECURITIES
                (Cost $388,059,641)..........   412,662,525
                                               ------------
              REPURCHASE AGREEMENT -- 0.5%
  1,950,158   With Investors Bank and Trust,
                dated 03/31/05, 2.36%, due
                04/01/05, repurchase proceeds
                at maturity $1,950,286
                (Collateralized by Small
                Business Administration,
                6.13%, due 07/25/27, with a
                value of $2,047,666) (Cost
                $1,950,158)..................     1,950,158
                                               ------------
              Total Investments -- 113.2%
                (Cost $390,009,799)..........   414,612,683
              Liabilities less other
                assets -- (13.2)%............   (48,402,751)
                                               ------------
              NET ASSETS -- 100.0%...........  $366,209,932
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2005 is $390,009,799.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $34,215,914
    Gross unrealized depreciation...........   (9,613,030)
                                              -----------
    Net unrealized appreciation.............  $24,602,884
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 92.5%
              ADVERTISING -- 0.8%
$ 1,370,000   Advanstar Communications, Inc.,
                10.75%, 08/15/10.............  $  1,530,975
    450,000   Vertis, Inc. -- 144A, 13.50%,
                12/07/09.....................       369,000
    490,000   Vertis, Inc., Series B, 10.88%,
                06/15/09.....................       475,300
    455,000   WDAC Subsidiary Corp. -- 144A,
                8.38%, 12/01/14..............       425,425
                                               ------------
                                                  2,800,700
                                               ------------
              AEROSPACE AND DEFENSE -- 0.3%
    395,000   Argo-Tech Corp.,
                9.25%, 06/01/11..............       426,600
    415,000   Armor Holdings, Inc., 8.25%,
                08/15/13.....................       449,238
    210,000   B/E Aerospace, Series B, 8.00%,
                03/01/08.....................       209,475
                                               ------------
                                                  1,085,313
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.3%
    940,000   Case New Holland, Inc. -- 144A,
                9.25%, 08/01/11..............     1,005,800
                                               ------------
              AIRLINES -- 1.7%
    920,000   American Airlines, Inc., 8.61%,
                04/01/11.....................       848,572
  1,700,000   American Airlines, Inc., Series
                2001-2,
                7.80%, 10/01/06..............     1,557,509
    295,000   American Airlines, Inc., Series
                2001-2,
                7.86%, 10/01/11..............       301,550
  1,505,000   AMR Corp.,
                9.00%, 08/01/12..............     1,143,800
  1,635,754   Continental Airlines, Inc.,
                Series 2001-1,
                7.03%, 06/15/11..............     1,386,342
    500,000   Delta Air Lines, Inc., 7.90%,
                12/15/09.....................       195,000
    495,000   Delta Air Lines, Inc. -- 144A,
                9.50%, 11/18/08..............       408,375
     45,000   Delta Air Lines, Inc., Series
                2000-1,
                7.78%, 11/18/05..............        33,574
    140,000   Northwest Airlines, Inc.,
                8.88%, 06/01/06..............       119,000
                                               ------------
                                                  5,993,722
                                               ------------
              APPAREL: MANUFACTURING -- 3.3%
  1,330,000   GFSI, Inc., Series B, 9.63%,
                03/01/07.....................     1,283,450
  2,485,000   Levi Strauss & Company, 12.25%,
                12/15/12.....................     2,721,075
  1,740,000   Levi Strauss & Company -- 144A,
                Floating Rate, 7.73%,
                04/01/12(b)..................     1,718,250

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              APPAREL: MANUFACTURING (CONTINUED)
$ 1,385,000   Oxford Industries, Inc., 8.88%,
                06/01/11.....................  $  1,475,025
  2,300,000   Perry Ellis International,
                Inc., Series B,
                8.88%, 09/15/13..............     2,380,500
    310,000   Phillips Van-Heusen Corp.,
                7.25%, 02/15/11..............       316,200
    685,000   Phillips Van-Heusen Corp.,
                8.13%, 05/01/13..............       720,963
    875,000   William Carter, Series B,
                10.88%, 08/15/11.............       971,250
                                               ------------
                                                 11,586,713
                                               ------------
              AUTOMOBILE: RENTAL -- 0.1%
    330,000   Williams Scotsman, Inc.,
                10.00%, 08/15/08.............       354,750
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.3%
  1,270,000   Navistar International -- 144A,
                6.25%, 03/01/12..............     1,212,850
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 2.3%
  2,110,000   Collins & Aikman Products
                Company, Series B, 9.75%,
                02/15/10.....................     2,257,700
    910,000   Delphi Corp.,
                6.55%, 06/15/06..............       894,811
    825,000   Dura Operating Corp., Series D,
                9.00%, 05/01/09..............       655,875
    270,000   Keystone Automotive Operations,
                Inc.,
                9.75%, 11/01/13..............       272,700
    205,000   Metaldyne Corp.,
                11.00%, 06/15/12.............       167,075
  1,210,000   Metaldyne Corp. -- 144A,
                10.00%, 11/01/13.............     1,107,150
    365,000   Rexnord Corp.,
                10.13%, 12/15/12.............       403,325
  1,000,000   Tenneco Automotive,
                Inc. -- 144A,
                8.63%, 11/15/14..............       977,500
    945,000   Tenneco Automotive, Inc.,
                Series B,
                10.25%, 07/15/13.............     1,058,400
    354,000   TRW Automotive, Inc.,
                11.00%, 02/15/13.............       398,250
                                               ------------
                                                  8,192,786
                                               ------------
              BROADCAST SERVICES/MEDIA -- 6.5%
    420,000   Adelphia Communications,
                9.50%, 03/01/05(h)(p)........       436,800
  1,595,000   Adelphia Communications,
                10.25%, 11/01/06(h)..........     1,395,625
    840,000   Adelphia Communications,
                10.25%, 06/15/11(h)..........       779,100

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$   305,000   Adelphia Communications, Series
                B,
                9.25%, 10/01/02(h)(p)........  $    258,488
    540,000   Charter Communications Holdings
                II,
                10.25%, 09/15/10.............       553,500
  1,975,000   Charter Communications Holdings
                LLC,
                10.25%, 01/15/10.............     1,594,813
    285,000   Charter Communications Holdings
                LLC,
                10.00%, 05/15/11.............       220,163
    385,000   Charter Communications
                Holdings/Charter Capital,
                Variable Rate,
                11.75%, 01/15/10(a)..........       332,063
  1,740,000   Coleman Cable, Inc. -- 144A,
                9.88%, 10/01/12..............     1,783,500
  2,175,000   CSC Holdings, Inc.,
                10.50%, 05/15/16.............     2,403,374
  1,480,000   Fisher Communications, Inc.,
                8.63%, 09/15/14..............     1,591,000
  4,065,000   Insight Communications Company,
                Inc.,
                zero coupon, 02/15/11(g).....     4,064,999
  1,820,000   Kabel Deutschland GMBH -- 144A
                (Germany),
                10.63%, 07/01/14.............     2,020,199
    570,000   LBI Media, Inc.,
                zero coupon, 10/15/13(g).....       421,800
  1,655,000   Nexstar Financial Holdings LLC,
                Inc.,
                zero coupon, 04/01/13(g).....     1,307,450
    835,000   Nextmedia Operating, Inc.,
                10.75%, 07/01/11.............       915,369
    430,000   ONO Finance PLC
                (United Kingdom),
                14.00%, 02/15/11(j)(q).......       638,526
  1,300,000   ONO Finance PLC
                (United Kingdom),
                14.00%, 02/15/11.............     1,485,250
    190,000   Paxson Communications,
                zero coupon, 01/15/09(g).....       177,650
    535,000   Rogers Cable, Inc. (Canada),
                6.75%, 03/15/15..............       529,650
                                               ------------
                                                 22,909,319
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.9%
    875,000   Affinity Group, Inc.,
                9.00%, 02/15/12..............       923,125
  2,010,000   Quintiles Transnational Corp.,
                10.00%, 10/01/13.............     2,271,300
                                               ------------
                                                  3,194,425
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS -- 7.0%
$   260,000   Acetex Corp. (Canada),
                10.88%, 08/01/09.............  $    278,200
     87,000   Avecia Group PLC
                (United Kingdom),
                11.00%, 07/01/09.............        91,350
    365,000   Crown Euro Holdings SA
                (France),
                9.50%, 03/01/11..............       402,413
  1,990,000   Crown Euro Holdings SA
                (France),
                10.88%, 03/01/13.............     2,318,350
    655,000   Equistar Chemical/Funding,
                10.63%, 05/01/11.............       738,513
    720,000   Hercules, Inc.,
                11.13%, 11/15/07.............       828,000
    140,000   Huntsman Advanced Materials --
                144A,
                11.00%, 07/15/10.............       161,350
  1,086,000   Huntsman LLC,
                11.63%, 10/15/10.............     1,276,050
    760,000   IMC Global, Inc.,
                10.88%, 08/01/13.............       912,000
  1,675,000   IMC Global, Inc., Series B,
                11.25%, 06/01/11.............     1,876,000
    220,000   Innophos, Inc. -- 144A,
                8.88%, 08/15/14..............       232,100
    320,000   Lyondell Chemical Company,
                11.13%, 07/15/12.............       369,600
  1,661,000   Lyondell Chemical Company,
                10.50%, 06/01/13.............     1,918,455
    695,000   Lyondell Chemical Company,
                Series A,
                9.63%, 05/01/07..............       748,863
  2,408,000   Nalco Company,
                8.88%, 11/15/13..............     2,588,600
  2,900,000   OM Group, Inc.,
                9.25%, 12/15/11..............     3,001,499
    765,000   PolyOne Corp.,
                10.63%, 05/15/10.............       852,975
    105,000   PolyOne Corp.,
                8.88%, 05/01/12..............       112,875
    380,000   PQ Corp. -- 144A,
                7.50%, 02/15/13..............       376,200
  2,510,000   Rhodia SA (France),
                10.25%, 06/01/10.............     2,748,449
  1,575,000   Rockwood Specialties Corp.,
                10.63%, 05/15/11.............     1,756,125
  1,455,000   UAP Holding Corp.,
                zero coupon, 07/15/12(g).....     1,164,000
                                               ------------
                                                 24,751,967
                                               ------------
              COMMERCIAL SERVICES -- 0.0%
    151,000   Coinmach Corp.,
                9.00%, 02/01/10..............       157,795
                                               ------------

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES -- 0.2%
$   610,000   Danka Business Systems
                (United Kingdom),
                11.00%, 06/15/10.............  $    588,650
    190,000   Stratus Technologies, Inc.,
                10.38%, 12/01/08.............       189,050
                                               ------------
                                                    777,700
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.6%
  1,800,000   Interface, Inc.,
                10.38%, 02/01/10.............     2,025,000
    170,000   Interface, Inc.,
                9.50%, 02/01/14..............       179,775
                                               ------------
                                                  2,204,775
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.1%
  1,590,000   Dayton Superior Corp.,
                10.75%, 09/15/08.............     1,566,150
    515,000   Owens Corning,
                7.70%, 05/01/08(h)...........       342,475
    310,000   Owens Corning,
                7.50%, 08/01/18(h)...........       202,275
    815,000   Ply Gem Industries, Inc.,
                9.00%, 02/15/12..............       774,250
  1,100,000   RMCC Acquisition Company --
                144A,
                9.50%, 11/01/12..............     1,083,500
                                               ------------
                                                  3,968,650
                                               ------------
              CONSUMER GOODS AND SERVICES -- 1.2%
    595,000   Del Laboratories Inc. -- 144A,
                8.00%, 02/01/12..............       574,175
    695,000   Fedders North America,
                9.88%, 03/01/14..............       524,725
    265,000   Home Interiors & Gifts,
                10.13%, 06/01/08.............       219,950
    295,000   Jostens Holding Corp.,
                zero coupon, 12/01/13(g).....       216,825
    215,000   Mobile Mini, Inc.,
                9.50%, 07/01/13..............       242,950
  2,305,000   Spectrum Brands, Inc. -- 144A,
                7.38%, 02/01/15..............     2,218,563
    303,000   WH Holdings, Ltd. (Cayman
                Islands)/WH Capital Corp.,
                9.50%, 04/01/11..............       328,755
                                               ------------
                                                  4,325,943
                                               ------------
              CONTAINERS AND PACKAGING -- 1.6%
     54,000   Hexcel Corp.,
                9.75%, 01/15/09..............        56,198
    995,000   Intertape Polymer US, Inc.
                (Canada),
                8.50%, 08/01/14..............       983,145
    300,000   Kappa Beheer BV
                (The Netherlands),
                10.63%, 07/15/09.............       317,250

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONTAINERS AND PACKAGING (CONTINUED)
$   430,000   Owens-Illinois, Inc.,
                8.10%, 05/15/07..............  $    447,200
  1,175,000   Pliant Corp.,
                zero coupon, 06/15/09(g).....     1,063,375
    755,000   Pliant Corp.,
                11.13%, 09/01/09.............       758,775
    640,000   Smurfit-Stone Container Corp.,
                8.25%, 10/01/12..............       660,800
     75,000   Solo Cup Company,
                8.50%, 02/15/14..............        75,375
  1,250,000   Stone Container Finance Company
                of Canada (Canada),
                7.38%, 07/15/14..............     1,243,749
    235,000   US Can Corp.,
                10.88%, 07/15/10.............       247,925
                                               ------------
                                                  5,853,792
                                               ------------
              DISTRIBUTION -- 0.3%
    916,000   Jafra Cosmetics International,
                10.75%, 05/15/11.............     1,057,980
                                               ------------
              EDUCATION -- 0.2%
    740,000   Knowledge Learning Center --
                144A,
                7.75%, 02/01/15..............       717,800
                                               ------------
              ELECTRONICS -- 0.1%
    550,000   Muzak LLC,
                10.00%, 02/15/09.............       453,750
                                               ------------
              ENGINEERING -- 0.2%
    740,000   The Shaw Group, Inc.,
                10.75%, 03/15/10.............       806,600
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 2.0%
  1,905,000   Allied Waste North America,
                Inc., Series B,
                8.88%, 04/01/08..............     1,978,819
    835,000   Allied Waste North America,
                Inc., Series B,
                9.25%, 09/01/12..............       897,625
    490,000   IMCO Recycling, Inc. -- 144A,
                9.00%, 11/15/14..............       516,950
  1,615,000   Synagro Technologies, Inc.,
                9.50%, 04/01/09..............     1,764,388
  1,990,000   Waste Services, Inc. -- 144A
                (Canada),
                9.50%, 04/15/14..............     2,019,849
                                               ------------
                                                  7,177,631
                                               ------------

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              EQUIPMENT RENTAL AND LEASING -- 0.6%
$ 1,070,000   Amerco,
                9.00%, 03/15/09..............  $  1,128,850
    235,000   United Rentals North America,
                Inc.,
                6.50%, 02/15/12..............       229,713
    685,000   United Rentals North America,
                Inc.,
                7.00%, 02/15/14..............       630,200
                                               ------------
                                                  1,988,763
                                               ------------
              FINANCIAL SERVICES -- 3.4%
    600,000   Alamosa Delaware, Inc.,
                zero coupon, 07/31/09(g).....       655,500
  1,665,000   Alamosa Delaware, Inc.,
                11.00%, 07/31/10.............     1,902,263
     80,000   Alamosa Delaware, Inc.,
                8.50%, 01/31/12..............        83,300
  1,335,000   BCP Caylux Holdings Luxembourg
                SCA -- 144A (Luxembourg),
                9.63%, 06/15/14..............     1,528,575
  1,200,000   E*TRADE Financial Corp.,
                8.00%, 06/15/11..............     1,242,000
  2,025,000   General Motors Acceptance
                Corp.,
                6.13%, 09/15/06..............     2,016,347
  2,330,000   REFCO Finance Holdings -- 144A,
                9.00%, 08/01/12..............     2,481,450
  1,920,000   Trump Holdings & Funding,
                12.63%, 03/15/10.............     2,097,600
                                               ------------
                                                 12,007,035
                                               ------------
              FOOD AND BEVERAGE -- 1.2%
  1,130,000   American Seafood Group LLC,
                10.13%, 04/15/10.............     1,220,400
  1,415,000   Pierre Foods, Inc.,
                9.88%, 07/15/12..............     1,489,288
  1,355,000   Pinnacle Foods Holding Corp.,
                8.25%, 12/01/13..............     1,165,300
    357,000   United Agriculture Products,
                8.25%, 12/15/11..............       373,065
                                               ------------
                                                  4,248,053
                                               ------------
              FUNERAL SERVICES -- 0.1%
    290,000   Carriage Services,
                Inc. -- 144A,
                7.88%, 01/15/15..............       292,900
                                               ------------
              LEISURE AND RECREATION -- 5.6%
  1,415,000   AMC Entertainment, Inc.,
                9.88%, 02/01/12..............     1,499,900
    225,000   Ameristar Casinos, Inc.,
                10.75%, 02/15/09.............       246,938
    215,000   Hollywood Casino Shreveport,
                13.00%, 08/01/06(h)..........       178,450
  2,100,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............     2,477,999

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$ 1,890,000   Kerzner International
                (Bahama Islands),
                8.88%, 08/15/11..............  $  2,036,475
  1,370,000   LCE Acquisition Corp. -- 144A,
                9.00%, 08/01/14..............     1,370,000
  1,460,000   Majestic Star Casino LLC,
                9.50%, 10/15/10..............     1,534,825
  1,810,000   Marquee Holdings, Inc. -- 144A,
                zero coupon, 08/15/14(g).....     1,212,700
    460,000   Mohegan Tribal Gaming,
                8.00%, 04/01/12..............       489,900
  1,070,000   OED Corp./ Diamond JO,
                8.75%, 04/15/12..............     1,013,825
    120,000   Premier Entertainment LLC
                (Biloxi) Financial,
                10.75%, 02/01/12.............       123,000
  1,420,000   Royal Caribbean Cruises, Ltd.
                (Liberia),
                8.75%, 02/02/11..............     1,620,575
    390,000   Royal Caribbean Cruises, Ltd.
                (Liberia),
                7.25%, 03/15/18..............       415,350
    565,000   Seneca Gaming Corp.,
                7.25%, 05/01/12..............       565,000
  1,745,000   Trump Atlantic City
                Association/ Funding, Inc.,
                11.25%, 05/01/06(h)..........     1,718,825
  1,807,000   Waterford Gaming LLC -- 144A,
                8.63%, 09/15/12..............     1,906,385
  1,005,000   WMG Holdings Corp. -- 144A,
                Floating Rate,
                7.39%, 12/15/11(b)...........     1,035,150
    485,000   Wynn Las Vegas LLC/Capital
                Corp. -- 144A,
                6.63%, 12/01/14..............       463,175
                                               ------------
                                                 19,908,472
                                               ------------
              MACHINERY -- 1.0%
    620,000   Flowserve Corp.,
                12.25%, 08/15/10.............       677,350
    990,000   Terex Corp., Series B,
                10.38%, 04/01/11.............     1,081,575
    305,000   The Manitowoc Company, Inc.,
                10.50%, 08/01/12.............       347,700
  1,570,000   Thermadyne Holdings Corp.,
                9.25%, 02/01/14..............     1,515,050
                                               ------------
                                                  3,621,675
                                               ------------
              MANUFACTURING -- 2.1%
    455,000   Aearo Company I,
                8.25%, 04/15/12..............       482,300
    800,000   Amsted Industries,
                Inc. -- 144A,
                10.25%, 10/15/11.............       876,000
  3,585,000   Dresser, Inc.,
                9.38%, 04/15/11..............     3,818,025

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MANUFACTURING (CONTINUED)
$   515,000   Goodman Global Holding
                Company -- 144A,
                Floating Rate,
                5.76%, 06/15/12(n)...........  $    512,425
     15,000   Koppers, Inc.,
                9.88%, 10/15/13..............        16,800
    720,000   MAAX Corp. (Canada),
                9.75%, 06/15/12..............       738,000
  1,035,000   Samsonite Corp.,
                8.88%, 06/01/11..............     1,089,338
    720,000   Venture Holdings Trust, Series
                B,
                9.50%, 07/01/05(h)...........         8,100
                                               ------------
                                                  7,540,988
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 3.2%
  1,250,000   Ardent Health Services,
                10.00%, 08/15/13.............     1,487,500
    270,000   Concentra Operating Corp.,
                9.50%, 08/15/10..............       290,250
    220,000   Concentra Operating Corp.,
                9.13%, 06/01/12..............       234,300
    585,000   HCA, Inc.,
                5.50%, 12/01/09..............       581,367
  1,690,000   HEALTHSOUTH Corp.,
                8.38%, 10/01/11..............     1,673,099
    985,000   HEALTHSOUTH Corp.,
                7.63%, 06/01/12..............       950,525
    300,000   Magellan Health Services, Inc.,
                Series A,
                9.38%, 11/15/08..............       324,375
    405,000   National Mentor, Inc. -- 144A,
                9.63%, 12/01/12..............       424,238
    455,000   National Nephrology
                Association -- 144A,
                9.00%, 11/01/11..............       506,756
    670,000   Pacificare Health Systems,
                Inc.,
                10.75%, 06/01/09.............       743,700
    195,000   Tenet Healthcare Corp.,
                9.88%, 07/01/14..............       203,775
    700,000   Tenet Healthcare Corp. -- 144A,
                9.25%, 02/01/15..............       701,750
  1,570,000   US Oncology, Inc. -- 144A,
                9.00%, 08/15/12..............     1,664,200
  1,345,000   US Oncology, Inc. -- 144A,
                10.75%, 08/15/14.............     1,486,225
                                               ------------
                                                 11,272,060
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.7%
  1,345,000   CDRV Investors, Inc. -- 144A,
                zero coupon, 01/01/15(g).....       817,088
    870,000   Inverness Medical Innovations,
                8.75%, 02/15/12..............       887,400
    710,000   Medical Device Manufacturing,
                Inc., Series B,
                10.00%, 07/15/12.............       763,250

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
$ 1,375,000   Medquest, Inc., Series B,
                11.88%, 08/15/12.............  $  1,354,374
  1,010,000   Norcross Safety Products LLC --
                Series B,
                9.88%, 08/15/11..............     1,075,650
    175,000   Rotech Healthcare, Inc.,
                9.50%, 04/01/12..............       189,000
    885,000   VWR International, Inc.,
                8.00%, 04/15/14..............       900,488
                                               ------------
                                                  5,987,250
                                               ------------
              METALS AND MINING -- 1.6%
  1,349,000   Ispat Inland ULC,
                9.75%, 04/01/14..............     1,585,075
  1,635,000   Mueller Group, Inc.,
                10.00%, 05/01/12.............     1,773,975
    750,000   Mueller Holdings (NA), Inc.,
                zero coupon, 04/15/14(g).....       521,250
  1,130,000   Novelis, Inc. -- 144A,
                7.25%, 02/15/15..............     1,113,050
    375,000   Oregon Steel Mills, Inc.,
                10.00%, 07/15/09.............       407,813
    145,000   Ryerson Tull, Inc.,
                8.25%, 12/15/11..............       138,475
                                               ------------
                                                  5,539,638
                                               ------------
              OIL AND GAS: PIPELINES -- 2.5%
    365,000   ANR Pipeline Company,
                8.88%, 03/15/10..............       396,540
    250,000   Dynegy Holdings, Inc.,
                7.63%, 10/15/26..............       194,063
  2,675,000   Dynegy Holdings, Inc. -- 144A,
                10.13%, 07/15/13.............     2,929,124
    110,000   El Paso CGP Company,
                7.50%, 08/15/06..............       112,475
    740,000   El Paso CGP Company,
                9.63%, 05/15/12..............       810,300
    625,000   El Paso Corp., Series MTN,
                6.95%, 12/15/07..............       635,938
    380,000   Northwest Pipeline Corp.,
                8.13%, 03/01/10..............       408,500
    275,000   Southern Natural Gas Company,
                8.88%, 03/15/10..............       299,558
  2,510,000   Transmontaigne, Inc.,
                9.13%, 06/01/10..............     2,673,149
    375,000   Williams Companies, Inc.,
                8.75%, 03/15/32..............       447,188
                                               ------------
                                                  8,906,835
                                               ------------
              OIL, COAL AND GAS -- 3.2%
    415,000   Alpha Natural
                Resources -- 144A,
                10.00%, 06/01/12.............       466,875
    530,000   El Paso Production Holding
                Company,
                7.75%, 06/01/13..............       539,275

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$   695,000   Giant Industries, Inc.,
                8.00%, 05/15/14..............  $    698,475
  2,485,000   Hanover Compressor Company,
                zero coupon, 03/31/07(g).....     2,199,224
    580,000   Hanover Equipment Trust, Series
                B,
                8.75%, 09/01/11..............       614,800
    525,000   Parker Drilling Company,
                9.63%, 10/01/13..............       582,750
  1,125,000   Petrobras International Finance
                (Cayman Islands),
                9.13%, 07/02/13..............     1,215,000
    175,000   Petrobras International Finance
                (Cayman Islands),
                7.75%, 09/15/14..............       172,375
  1,470,700   Port Arthur Finance Corp.,
                12.50%, 01/15/09.............     1,713,366
    295,000   Premcor Refining Group,
                7.75%, 02/01/12..............       306,063
    440,000   Ram Energy, Inc.,
                11.50%, 02/15/08.............       464,200
    495,000   Sesi LLC,
                8.88%, 05/15/11..............       530,888
    290,000   Titan Petrochemicals -- 144A,
                8.50%, 03/18/12..............       272,600
    840,000   United Refining Company,
                10.50%, 08/15/12.............       848,400
    625,000   United Refining
                Company -- 144A,
                10.50%, 08/15/12.............       631,250
                                               ------------
                                                 11,255,541
                                               ------------
              PAPER AND FOREST PRODUCTS -- 3.2%
    470,000   Boise Cascade LLC -- 144A,
                Floating Rate,
                5.54%, 10/15/12(b)...........       481,750
  1,950,000   Caraustar Industries, Inc.,
                9.88%, 04/01/11..............     2,057,250
  1,185,000   Georgia-Pacific Corp.,
                9.50%, 12/01/11..............     1,404,225
  1,385,000   Georgia-Pacific Corp.,
                9.38%, 02/01/13..............     1,554,663
  1,545,000   Mercer International, Inc.,
                9.25%, 02/15/13..............     1,467,750
    350,000   Neenah Paper, Inc. -- 144A,
                7.38%, 11/15/14..............       337,750
    990,000   Newark Group, Inc.,
                9.75%, 03/15/14..............     1,009,800
  3,300,000   Tembec Industries, Inc.
                (Canada),
                8.50%, 02/01/11..............     3,143,250
                                               ------------
                                                 11,456,438
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PHARMACEUTICALS -- 0.3%
$ 1,115,000   Warner Chilcott Corp. -- 144A,
                8.75%, 02/01/15..............  $  1,126,150
                                               ------------
              PRINTING AND PUBLISHING -- 4.6%
    270,000   Advertising Directory
                Solutions -- 144A,
                9.25%, 11/15/12..............       284,850
    515,000   American Media Operation,
                8.88%, 01/15/11..............       533,025
  3,535,000   American Media Operation,
                Series B,
                10.25%, 05/01/09.............     3,658,725
  1,195,000   CanWest Media, Inc. (Canada),
                10.63%, 05/15/11.............     1,308,525
  2,281,634   CanWest Media, Inc. -- 144A
                (Canada),
                8.00%, 09/15/12..............     2,412,828
    410,000   CBD Media LLC/CBD Finance,
                Inc.,
                8.63%, 06/01/11..............       424,350
    245,000   Dex Media East LLC,
                9.88%, 11/15/09..............       270,725
  1,481,000   Dex Media West Finance Company,
                Series B,
                9.88%, 08/15/13..............     1,658,720
  1,850,000   Houghton Mifflin Company,
                8.25%, 02/01/11..............     1,896,250
  1,680,000   Houghton Mifflin Company,
                9.88%, 02/01/13..............     1,738,800
    101,310   Merrill Corp., Series A,
                Variable Rate,
                12.00%, 05/01/09(a)..........       108,148
    185,000   Merrill Corp., Series B,
                Variable Rate,
                12.00%, 05/01/09(a)..........       197,488
    580,000   Primedia, Inc.,
                8.88%, 05/15/11..............       607,550
  1,000,000   Primedia, Inc., Floating Rate,
                8.16%, 05/15/10(b)...........     1,065,000
                                               ------------
                                                 16,164,984
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.3%
    130,000   CB Richard Ellis Services,
                Inc.,
                9.75%, 05/15/10..............       147,550
    500,000   CB Richard Ellis Services,
                Inc.,
                11.25%, 06/15/11.............       562,500
    525,000   HydroChem Industrial Services,
                Inc. -- 144A,
                9.25%, 02/15/13..............       517,125
                                               ------------
                                                  1,227,175
                                               ------------

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 0.7%
$   350,000   FelCor Lodging LP, Floating
                Rate,
                6.87%, 06/01/11(n)...........  $    362,250
    300,000   Host Marriott LP -- 144A,
                6.38%, 03/15/15..............       288,000
  1,605,000   Meristar Hospitality Operating
                Partnership LP/MeriStar
                Hospitality Finance Corp.,
                10.50%, 06/15/09.............     1,725,375
                                               ------------
                                                  2,375,625
                                               ------------
              RETAIL -- 0.2%
    665,000   JC Penney Company, Inc.
                (Holding Company),
                7.13%, 11/15/23..............       661,675
                                               ------------
              SEMICONDUCTORS -- 2.3%
  3,255,000   Advanced Micro Devices, Inc. --
                144A,
                7.75%, 11/01/12..............     3,214,313
    724,000   AMI Semiconductor, Inc.,
                10.75%, 02/01/13.............       870,610
  1,080,000   Amkor Technologies, Inc.,
                7.13%, 03/15/11..............       915,300
  3,065,000   Amkor Technologies, Inc.,
                7.75%, 05/15/13..............     2,589,925
    730,000   STATS ChipPAC, Ltd. -- 144A
                (Singapore),
                6.75%, 11/15/11..............       693,500
                                               ------------
                                                  8,283,648
                                               ------------
              SPECIAL PURPOSE ENTITY -- 7.4%
    215,000   Altra Industrial Motion,
                Inc. -- 144A,
                9.00%, 12/01/11..............       213,925
  1,170,000   AMR Holding Company/Emcare
                Holding Company -- 144A,
                10.00%, 02/15/15.............     1,222,650
  1,550,000   ASG Consolidated LLC/Finance,
                Inc. -- 144A,
                zero coupon, 11/01/11(g).....     1,092,750
    455,000   Aventine Renewable Energy
                Holdings, Inc. -- 144A,
                Floating Rate,
                9.01%, 12/15/11(b)...........       464,100
    535,000   Borden US Finance/Nova
                Scotia -- 144A,
                9.00%, 07/15/14..............       580,475
    953,672   Caithness Coso Funding Corp.,
                Series B,
                9.05%, 12/15/09..............     1,025,198
  1,375,000   Chukchansi Economic Development
                Authority -- 144A,
                14.50%, 06/15/09.............     1,698,125
    450,000   CPI Holdco, Inc. -- 144A,
                8.83%, 02/01/15..............       436,500
  1,381,000   Crystal US Holdings 3 LLC/
                Crystal US Sub3
                Corp. -- 144A,
                zero coupon, 10/01/14(g).....       973,605

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SPECIAL PURPOSE ENTITY (CONTINUED)
$   673,000   Interline Brands, Inc.,
                11.50%, 05/15/11.............  $    770,585
    665,000   JSG Funding PLC -- 144A
                (Ireland),
                7.75%, 04/01/15..............       621,775
  1,350,000   MDP Acquisitions PLC (Ireland),
                9.63%, 10/01/12..............     1,458,000
  1,750,000   Milacron Escrow Corp.,
                11.50%, 05/15/11.............     1,916,250
  1,335,000   NSP Holdings/Cap Corp. -- 144A,
                11.75%, 01/01/12(o)..........     1,368,375
  1,380,000   Rainbow National Services
                LLC -- 144A,
                8.75%, 09/01/12..............     1,490,400
  2,155,000   Rainbow National Services
                LLC -- 144A,
                10.38%, 09/01/14.............     2,418,987
    100,000   Standard Aero Holdings, Inc. --
                144A,
                8.25%, 09/01/14..............       104,000
  3,315,000   UGS Corp. -- 144A,
                10.00%, 06/01/12.............     3,679,649
  2,060,000   Universal City Development
                Partners, Ltd.,
                11.75%, 04/01/10.............     2,358,700
     75,000   Universal City Florida -- 144A,
                8.38%, 05/01/10..............        76,875
    595,000   Universal City Florida -- 144A,
                Floating Rate,
                7.49%, 05/01/10(b)...........       618,800
  1,530,000   Vanguard Health Holding Company
                II,
                9.00%, 10/01/14..............     1,617,975
                                               ------------
                                                 26,207,699
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 0.0%
    185,000   True Temper Sports, Inc.,
                8.38%, 09/15/11..............       172,975
                                               ------------
              SYNDICATED BANK LOANS -- 0.1%
    500,000   Mirant Corp.,
                8.63%, 07/17/49(h)...........       365,750
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 10.2%
    345,000   AirGate PCS, Inc. -- 144A,
                Floating Rate,
                6.41%, 10/15/11(b)...........       353,625
     65,000   American Tower Corp.,
                9.38%, 02/01/09..............        68,575
  2,995,000   Centennial Cellular/
                Communications,
                10.13%, 06/15/13.............     3,324,449

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   312,000   Centennial Communications,
                10.75%, 12/15/08.............  $    322,920
     95,000   Crown Castle International
                Corp.,
                10.75%, 08/01/11.............       101,888
    320,000   General Cable Corp.,
                9.50%, 11/15/10..............       353,600
  1,310,000   Inmarsat Finance PLC
                (United Kingdom),
                7.63%, 06/30/12..............     1,310,000
  1,825,000   Intelsat Bermuda Ltd. -- 144A
                (Bermuda), Floating Rate,
                7.81%, 01/15/12(n)...........     1,861,500
    185,000   IWO Escrow Company -- 144A,
                Floating Rate,
                6.32%, 01/15/12(b)...........       189,625
  1,000,000   IWO Holdings, Inc.,
                14.00%, 01/15/11(h)..........            --
  3,145,000   LCI International, Inc.,
                7.25%, 06/15/07..............     2,979,887
  1,200,000   New Skies Satellites NV -- 144A
                (The Netherlands),
                9.13%, 11/01/12..............     1,230,000
    645,000   New Skies Satellites NV -- 144A
                (The Netherlands),
                Floating Rate,
                7.44%, 11/01/11(n)...........       661,125
    450,000   Nextel Communications,
                7.38%, 08/01/15..............       477,563
     90,000   Nextel Partners, Inc.,
                12.50%, 11/15/09.............        99,450
  4,200,000   Nortel Networks Corp. (Canada),
                4.25%, 09/01/08..............     3,905,999
    485,000   NTL Cable PLC -- 144A
                (United Kingdom),
                8.75%, 04/15/14..............       525,013
  1,550,000   PanAmSat Corp.,
                9.00%, 08/15/14..............     1,643,000
  2,045,000   Qwest Capital Funding, Inc.,
                7.75%, 08/15/06..............     2,078,231
    290,000   Qwest Capital Funding, Inc.,
                7.00%, 08/03/09..............       273,325
    315,000   Qwest Capital Funding, Inc.,
                7.90%, 08/15/10..............       303,188
    110,000   Qwest Corp.,
                7.20%, 11/10/26..............       100,100
  1,035,000   Qwest Corp. -- 144A,
                7.88%, 09/01/11..............     1,071,225
  1,925,000   Qwest Services Corp. -- 144A,
                13.00%, 12/15/07.............     2,151,187
  1,075,000   Qwest Services Corp. -- 144A,
                13.50%, 12/15/10.............     1,249,688
    580,000   Rogers Wireless, Inc. (Canada),
                8.00%, 12/15/12..............       598,850

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$ 2,035,000   Rogers Wireless, Inc. (Canada),
                7.50%, 03/15/15..............  $  2,111,313
  1,065,000   Rogers Wireless, Inc. (Canada),
                Floating Rate,
                6.14%, 12/15/10(b)...........     1,107,600
    345,000   Rural Cellular Corp.,
                8.25%, 03/15/12..............       353,625
     60,000   SBA Telecommunications, Inc.,
                zero coupon, 12/15/11(g).....        52,050
    450,000   Telemig Celular Participacoes
                SA/ Amazonia Cel -- 144A
                (Brazil),
                8.75%, 01/20/09..............       461,250
  1,590,000   Ubiquitel Operating Company,
                9.88%, 03/01/11..............     1,760,925
  2,460,000   Western Wireless Corp.,
                9.25%, 07/15/13..............     2,816,699
                                               ------------
                                                 35,897,475
                                               ------------
              TRANSPORTATION -- 1.3%
    765,000   H-Lines Finance
                Holding -- 144A,
                zero coupon, 04/01/13(g).....       600,525
  1,620,000   Horizon Lines LLC -- 144A,
                9.00%, 11/01/12..............     1,733,399
    285,000   OMI Corp. (Marshall Islands),
                7.63%, 12/01/13..............       297,469
    115,000   Petroleum Helicopters,
                9.38%, 05/01/09..............       122,763
    935,000   Progress Rail/Metal -- 144A,
                7.75%, 04/01/12..............       939,675
    455,000   Quality Distribution LLC/OD
                Capital Corp.,
                9.00%, 11/15/10..............       448,175
    610,000   Quality Distribution LLC/OD
                Capital Corp. -- 144A,
                Floating Rate,
                7.21%, 01/15/12(b)...........       591,700
                                               ------------
                                                  4,733,706
                                               ------------
              UTILITIES -- 0.9%
    635,000   National Waterworks, Inc.,
                Series B,
                10.50%, 12/01/12.............       709,613
  2,015,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............     2,458,300
                                               ------------
                                                  3,167,913
                                               ------------
              UTILITIES: ELECTRIC -- 3.8%
    553,000   AES Corp.,
                9.38%, 09/15/10..............       612,448
    700,000   AES Corp. -- 144A,
                8.75%, 05/15/13..............       766,500
    310,000   AES Corp. -- 144A,
                9.00%, 05/15/15..............       342,550

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$   491,412   AES Eastern Energy, Series
                99-A,
                9.00%, 01/02/17..............  $    565,431
    750,000   Calpine Corp.,
                8.25%, 08/15/05..............       753,750
  1,420,000   Calpine Corp.,
                7.63%, 04/15/06..............     1,384,500
    350,000   Calpine Corp.,
                10.50%, 05/15/06.............       346,500
    125,000   Calpine Corp.,
                8.75%, 07/15/07..............        98,125
  1,130,000   Calpine Corp. -- 144A,
                8.75%, 07/15/13..............       858,800
  1,305,000   Inergy LP/Inergy Finance
                Corp. -- 144A,
                6.88%, 12/15/14..............     1,259,325
  2,750,000   Mission Energy Holding Company,
                13.50%, 07/15/08.............     3,313,749
    750,000   Nevada Power Company,
                9.00%, 08/15/13..............       845,625
    845,000   NRG Energy, Inc. -- 144A,
                8.00%, 12/15/13..............       897,813
    255,000   Reliant Energy, Inc.,
                9.25%, 07/15/10..............       274,125
    915,000   Reliant Energy, Inc.,
                9.50%, 07/15/13..............       999,638
                                               ------------
                                                 13,318,879
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $320,246,398)..........   328,320,063
                                               ------------
  SHARES
  ------
              COMMON STOCKS -- 0.9%
              BROADCAST SERVICES/MEDIA -- 0.3%
     54,651   Telewest Global, Inc.
                (United Kingdom)*............       972,241
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.6%
      9,685   Crown Castle International
                Corp.*.......................       155,541
     31,250   IWO Holdings, Inc.*............       968,750
     16,540   NTL, Inc.*.....................     1,053,102
                                               ------------
                                                  2,177,393
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $2,737,702)............     3,149,634
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              CONVERTIBLE PREFERRED STOCKS -- 1.1%
              OIL AND GAS: PIPELINES -- 0.3%
     11,465   Williams Companies,
                Inc. -- 144A, 5.50%..........  $  1,040,449
                                               ------------
              OIL, COAL AND GAS -- 0.1%
      2,400   Chesapeake Energy Corp.,
                5.00%........................       340,200
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.6%
     43,235   Crown Castle International
                Corp., 6.25%.................     2,177,962
                                               ------------
              UTILITIES: ELECTRIC -- 0.1%
        245   NRG Energy, Inc. -- 144A,
                4.00%........................       253,943
                                               ------------
              TOTAL CONVERTIBLE PREFERRED
                STOCKS
                (Cost $3,003,931)............     3,812,554
                                               ------------
              WARRANTS -- 0.1%
      1,125   American Tower Corp.,
                Expires 08/01/08*............       252,000
      1,000   IPCS, Inc. -- 144A,
                Expires 07/15/10*(q).........            --
      1,000   IWO Holdings, Inc.,
                Expires 01/15/11*(q).........            --
        750   Mueller Holdings, Inc.,
                Expires 04/15/14*............        60,000
         84   New World Coffee,
                Expires 06/20/06*............             1
      1,000   ONO Finance PLC,
                (United Kingdom),
                Expires 03/16/11*(q).........            --
        250   Ubiquitel, Inc. -- 144A,
                Expires 04/15/10*(q).........            --
                                               ------------
              TOTAL WARRANTS
                (Cost $75,402)...............       312,001
                                               ------------
 PRINCIPAL
 ---------
              CONVERTIBLE BONDS -- 0.4%
              LEISURE AND RECREATION -- 0.2%
$   645,000   Kerzner International -- 144A
                (Bahama Islands),
                2.38%, 04/15/24..............       784,481
                                               ------------

                            See notes to portfolios.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CONVERTIBLE BONDS (CONTINUED)
              SEMICONDUCTORS -- 0.2%
$   815,000   Amkor Technologies, Inc.,
                5.75%, 06/01/06..............  $    776,288
                                               ------------
              TOTAL CONVERTIBLE BONDS
                (Cost $1,429,927)............     1,560,769
                                               ------------
              TOTAL SECURITIES
                (Cost $327,493,360)..........   337,155,021
                                               ------------
              REPURCHASE AGREEMENT -- 3.1%
 10,882,560   With Investors Bank and Trust,
                dated 03/31/05, 2.36%, due
                04/01/05, repurchase proceeds
                at maturity $10,883,274
                (Collateralized by Small
                Business Administration,
                5.63%, due 03/25/23, with a
                value of $11,426,688) (Cost
                $10,882,560).................    10,882,560
                                               ------------
              Total Investments -- 98.1%
                (Cost $338,375,920)..........   348,037,581
              Assets less other
                liabilities -- 1.9%..........     6,760,115
                                               ------------
              NET ASSETS -- 100.0%...........  $354,797,696
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2005 is $338,375,920.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $14,594,328
    Gross unrealized depreciation...........   (4,932,667)
                                              -----------
    Net unrealized appreciation.............  $ 9,661,661
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                            See notes to portfolios.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS -- 99.1%
               AEROSPACE AND DEFENSE -- 1.6%
   1,565,500   Bae Systems PLC......  $    7,674,011     BRI
     521,354   European Aeronautic
                 Defense and Space
                 Company(d).........      15,596,689     NET
                                      --------------
                                          23,270,700
                                      --------------
               AGRICULTURE -- 0.3%
  11,951,000   Chaoda Modern
                 Agriculture
                 (Holdings),
                 Ltd. ..............       4,711,996     CAY
                                      --------------
               AIRLINES -- 0.6%
   1,710,200   Qantas Airways,
                 Ltd. ..............       4,694,260     AUS
      80,500   Ryanair Holdings PLC
                 (ADR)*(d)..........       3,523,485     IRE
                                      --------------
                                           8,217,745
                                      --------------
               APPAREL: MANUFACTURING -- 0.2%
     242,300   Benetton Group
                 SpA(d).............       2,338,658     ITA
       1,683   Hermes
                 International......         339,075     FRA
                                      --------------
                                           2,677,733
                                      --------------
               AUTOMOBILES/MOTOR VEHICLES -- 3.5%
     147,200   DaimlerChrysler
                 AG(d)..............       6,593,937     GER
      95,900   Honda Motor Company,
                 Ltd. ..............       4,806,636     JPN
   1,122,800   Nissan Motor Company,
                 Ltd.(d)............      11,517,241     JPN
     271,700   Suzuki Motor
                 Corp. .............       4,863,922     JPN
     608,200   Toyota Motor
                 Corp. .............      22,649,972     JPN
                                      --------------
                                          50,431,708
                                      --------------
               AUTOMOTIVE EQUIPMENT -- 1.5%
     252,900   Aisin Seiki Company,
                 Ltd. ..............       5,759,529     JPN
     127,500   Alpine Electronics,
                 Inc.(d)............       1,836,219     JPN
      10,200   Georg Fischer
                 AG*(d).............       3,177,364     SWI
   1,128,000   GKN PLC..............       5,406,885     BRI
     115,700   Valeo SA.............       5,154,352     FRA
                                      --------------
                                          21,334,349
                                      --------------
               BANKS -- 20.5%
     589,000   ABN AMRO Holding
                 NV(d)..............      14,625,060     NET
     310,500   Allied Irish Banks
                 PLC................       6,505,408     IRE
     540,461   Banca Intesa SpA.....       2,748,469     ITA
     844,955   Banco Bilbao Vizcaya
                 Argentaria SA......      13,767,771     SPA

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
     709,400   Banco Comercial
                 Portugues SA --
                 Class R............  $    1,932,640     POR
     403,900   Banco Santander
                 Central Hispano
                 SA.................       4,920,167     SPA
   2,176,600   Barclays PLC.........      22,243,741     BRI
     491,180   Bayerische Hypo-und
                 Vereinsbank AG (HVB
                 Group)*............      12,024,111     GER
     222,100   BNP Paribas SA.......      15,746,323     FRA
     183,200   Canadian Imperial
                 Bank of
                 Commerce(d)........      11,106,150     CDA
     158,600   Commonwealth Bank of
                 Australia..........       4,287,128     AUS
     193,328   Credit Suisse
                 Group(d)...........       8,307,442     SWI
     169,200   Danske Bank A/S(d)...       4,913,209     DEN
      19,400   Deutsche Bank AG.....       1,674,905     GER
     476,800   Dexia(d).............      11,350,441     BEL
     250,800   DNB NOR ASA..........       2,563,871     NOR
     121,540   EFG Eurobank
                 Ergasias...........       3,743,177     GRC
      89,200   ForeningsSparbanken
                 AB.................       2,109,882     SWE
     105,300   Fortis(d)............       3,002,593     BEL
     575,000   HBOS PLC.............       8,960,944     BRI
     135,700   IKB Deutsche
                 Industriebank AG...       3,649,384     GER
   1,238,200   Joyo Bank, Ltd. .....       6,668,298     JPN
     132,200   Laurentian Bank of
                 Canada(d)..........       2,873,201     CDA
   2,185,500   Lloyds TSB Group
                 PLC................      19,733,797     BRI
       1,324   Mitsubishi Tokyo
                 Financial Group,
                 Inc. ..............      11,492,626     JPN
      70,200   National Australia
                 Bank, Ltd. ........       1,538,799     AUS
     194,800   National Bank of
                 Canada(d)..........       8,430,440     CDA
      60,100   National Bank of
                 Greece SA..........       2,034,958     GRC
   1,472,300   Nordea Bank AB(d)....      14,910,053     SWE
      85,469   Royal Bank of
                 Scotland Group
                 PLC................       2,718,834     BRI
     234,700   SanPaolo IMI SpA.....       3,678,074     ITA
     153,700   Societe Generale.....      15,981,510     FRA
     490,100   Suncorp-Metway,
                 Ltd. ..............       7,362,908     AUS

                            See notes to portfolios.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
   1,145,000   The Bank of Yokohama,
                 Ltd. ..............  $    6,989,266     JPN
     331,550   UBS AG(d)............      28,022,217     SWI
                                      --------------
                                         292,617,797
                                      --------------
               BROADCAST SERVICES/MEDIA -- 2.0%
     141,100   Grupo Televisa SA
                 (ADR)..............       8,296,680     MEX
     384,256   Mediaset SpA.........       5,533,298     ITA
     883,200   Seven Network,
                 Ltd. ..............       5,312,886     AUS
     304,437   Vivendi Universal
                 SA(d)..............       9,332,577     FRA
                                      --------------
                                          28,475,441
                                      --------------
               BUSINESS SERVICES AND SUPPLIES -- 1.5%
      51,665   Adecco SA............       2,840,494     SWI
   1,642,429   Capita Group PLC.....      11,665,582     BRI
   2,162,700   Marubeni Corp. ......       6,943,894     JPN
                                      --------------
                                          21,449,970
                                      --------------
               CHEMICALS -- 1.6%
      45,100   Akzo Nobel NV........       2,060,660     NET
      82,100   Ciba Specialty
                 Chemicals AG.......       5,317,607     SWI
      52,300   KS AG................       2,959,564     GER
     264,800   Methanex Corp. ......       5,100,808     CDA
   1,680,600   Mitsubishi Chemical
                 Corp. .............       5,364,618     JPN
     257,500   Sumitomo Bakelite
                 Company, Ltd. .....       1,607,873     JPN
                                      --------------
                                          22,411,130
                                      --------------
               COMPUTER SOFTWARE AND SERVICES -- 1.5%
      67,901   Dassault Systemes
                 SA.................       3,206,402     FRA
     121,400   Infosys Technologies,
                 Ltd. (ADR)(d)......       8,950,822     IND
      28,803   SAP AG (System,
                 Anwendungen,
                 Produkte in der
                Datenverarbeitung)..       4,644,984     GER
      95,985   Trend Micro, Inc. ...       4,130,025     JPN
                                      --------------
                                          20,932,233
                                      --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 0.4%
     123,300   Creative Technology,
                 Ltd. ..............       1,188,164     SIN
     203,900   Oce NV(d)............       3,261,524     NET
   2,043,000   TPV Technology,
                 Ltd. ..............       1,263,925     HNG
                                      --------------
                                           5,713,613
                                      --------------

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION SERVICES AND SUPPLIES -- 2.7%
     353,700   Barratt Developments
                 PLC................  $    4,406,379     BRI
     159,300   Compagnie de Saint-
                 Gobain.............       9,713,014     FRA
     644,700   George Wimpey PLC....       5,358,489     BRI
      43,500   Lafarge SA...........       4,215,511     FRA
     260,000   Maeda Road
                 Construction
                 Company, Ltd. .....       2,150,084     JPN
   2,189,400   Pilkington PLC.......       4,900,895     BRI
     440,000   Sekisui House,
                 Ltd. ..............       4,702,259     JPN
     211,200   The Berkeley Group
                 Holdings PLC.......       3,233,545     BRI
                                      --------------
                                          38,680,176
                                      --------------
               CONSUMER GOODS AND SERVICES -- 1.7%
     161,700   Fuji Photo Film
                 Company, Ltd. .....       5,916,222     JPN
     368,525   Imperial Tobacco
                 Group PLC..........       9,669,436     BRI
         746   Japan Tobacco,
                 Inc. ..............       8,285,794     JPN
                                      --------------
                                          23,871,452
                                      --------------
               DISTRIBUTION -- 0.9%
   1,930,000   Esprit Holdings,
                 Ltd. ..............      13,177,482     BER
                                      --------------
               DIVERSIFIED SERVICES -- 0.9%
     176,400   BASF AG..............      12,515,463     GER
                                      --------------
               ELECTRONICS -- 4.1%
     887,800   AU Optronics Corp.
                 (ADR)(d)...........      13,015,148     TWN
      56,100   Bang & Olufsen
                 A/S -- Class B(d)..       3,761,167     DEN
   4,649,000   Chi Mei
                 Optoelectroics
                 Corp. .............       6,833,940     TWN
     209,000   Hosiden Corp. .......       2,340,862     JPN
      35,600   Keyence Corp. .......       8,253,724     JPN
      97,557   Koninklijke (Royal)
                 Philips Electronics
                 NV.................       2,689,415     NET
     194,320   LG. Philips LCD
                 Company, Ltd.*.....       8,462,014     KOR
     726,000   Minebea Company,
                 Ltd.(d)............       3,117,043     JPN
     271,000   Nippon Electric Glass
                 Company, Ltd. .....       3,907,924     JPN
       5,594   Samsung Electronics
                 Company, Ltd. .....       2,766,688     KOR
     810,100   Toshiba Tec Corp. ...       3,916,668     JPN
                                      --------------
                                          59,064,593
                                      --------------

                            See notes to portfolios.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               ENGINEERING -- 0.3%
      77,871   SNC-Lavalin Group,
                 Inc. ..............  $    4,497,483     CDA
                                      --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.3%
     224,700   Pennon Group PLC.....       4,142,713     BRI
                                      --------------
               FINANCIAL SERVICES -- 3.8%
     497,100   Alliance & Leicester
                 PLC................       8,291,563     BRI
     800,900   Bradford & Bingley
                 PLC................       4,652,168     BRI
     226,900   Hitachi Capital
                 Corp. .............       4,362,647     JPN
     155,500   Irish Life &
                 Permanent PLC......       2,763,703     IRE
     291,400   Japan Securities
                 Finance Company,
                 Ltd. ..............       2,232,961     JPN
      96,700   Promise Company,
                 Ltd. ..............       6,615,746     JPN
     225,700   Sampo Oyj -- Class
                 A..................       3,279,367     FIN
      38,300   Sanyo Shinpan Finance
                 Company, Ltd. .....       2,602,427     JPN
     119,100   Sun Life Financial,
                 Inc.(d)............       3,882,733     CDA
     157,310   Takefuji Corp. ......      10,600,878     JPN
   1,522,000   Tokai Tokyo
                 Securities Company,
                 Ltd. ..............       5,028,822     JPN
                                      --------------
                                          54,313,015
                                      --------------
               FOOD AND BEVERAGE -- 4.0%
     464,700   Asahi Breweries,
                 Ltd. ..............       6,024,531     JPN
     391,200   Fraser and Neave,
                 Ltd. ..............       3,603,782     SIN
     345,300   Geest PLC............       4,278,902     BRI
     106,440   Groupe Danone........      10,597,994     FRA
   1,537,300   Northern Foods PLC...       4,479,358     BRI
      45,637   Pernod Ricard........       6,376,366     FRA
     305,740   Royal Numico NV......      12,517,848     NET
     695,700   Tate & Lyle PLC......       6,984,852     BRI
     106,400   Wolverhampton &
                 Dudley Breweries
                 PLC................       2,261,133     BRI
                                      --------------
                                          57,124,766
                                      --------------
               INSURANCE -- 5.1%
   1,052,600   Aviva PLC............      12,626,095     BRI
     292,345   Axa..................       7,793,776     FRA
     612,400   Britannic Group PLC..       5,439,963     BRI
     105,800   CNP Assurances.......       7,500,950     FRA
   1,939,300   Friends Provident
                 PLC................       6,493,266     BRI
     300,300   ING Groep NV.........       9,077,195     NET
   3,383,800   Old Mutual PLC.......       8,597,238     BRI

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
     358,800   Pohjola Group PLC --
                 Class D(d).........  $    4,333,537     FIN
      60,765   Zurich Financial
                 Services AG*.......      10,673,283     SWI
                                      --------------
                                          72,535,303
                                      --------------
               LEISURE AND RECREATION -- 2.1%
      78,388   Club Mediterranee
                 SA*(d).............       3,894,832     FRA
   3,825,654   EMI Group PLC........      17,072,986     BRI
     261,000   NAMCO, Ltd. .........       3,393,438     JPN
     227,400   TUI AG(d)............       6,009,273     GER
                                      --------------
                                          30,370,529
                                      --------------
               MACHINERY -- 1.6%
     148,400   MAN AG(d)............       6,641,916     GER
      15,900   Rieter Holding AG....       5,029,456     SWI
      82,500   Saurer AG*...........       5,419,456     SWI
     162,400   Stork NV.............       6,320,446     NET
                                      --------------
                                          23,411,274
                                      --------------
               MANUFACTURING -- 0.1%
     704,000   Kurabo Industries,
                 Ltd. ..............       1,846,407     JPN
                                      --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 0.7%
      77,143   Essilor International
                 SA CIE Generale
                 D'Optique..........       5,579,327     FRA
     135,300   Terumo Corp. ........       4,078,953     JPN
                                      --------------
                                           9,658,280
                                      --------------
               METALS AND MINING -- 2.6%
     162,850   BHP Billiton PLC.....       2,187,204     BRI
   1,145,200   BlueScope Steel,
                 Ltd. ..............       7,703,577     AUS
     246,600   Inco Ltd.*...........       9,814,681     CDA
     175,400   Rautaruukki Oyj(d)...       2,361,932     FIN
      78,100   Russel Metals,
                 Inc. ..............       1,039,741     CDA
      82,700   Salzgitter AG........       1,765,939     GER
     308,300   Sims Group, Ltd. ....       4,028,581     AUS
     396,900   ThyssenKrupp AG......       8,181,735     GER
                                      --------------
                                          37,083,390
                                      --------------
               OIL, COAL AND GAS -- 10.3%
   7,315,000   CNOOC, Ltd. .........       3,939,301     HNG
   2,182,200   Cosmo Oil Company,
                 Ltd. ..............       7,067,607     JPN
   1,086,909   Eni SpA..............      28,243,241     ITA
      73,700   ERG SpA..............       1,010,608     ITA
      83,300   Fording Canadian Coal
                 Trust..............       7,631,990     CDA

                            See notes to portfolios.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
      72,139   Gazprom OAO -- 144A
                 (ADR)(d)...........  $    2,431,084     SUR
     175,900   Hellenic Petroleum
                 SA.................       1,761,666     GRC
     287,100   Husky Energy,
                 Inc.(d)............       8,619,406     CDA
      12,100   OMV AG...............       3,847,416     AST
   2,114,000   Osaka Gas Company,
                 Ltd. ..............       6,511,294     JPN
     210,312   Petro-Canada.........      12,209,254     CDA
     287,000   Repsol YPF SA........       7,602,879     SPA
     276,951   Saipem SpA...........       3,513,842     ITA
   2,692,600   Shell Transport &
                 Trading Company
                 PLC................      24,160,026     BRI
     722,700   Snam Rete Gas SpA....       4,026,815     ITA
     143,378   Talisman Energy,
                 Inc. ..............       4,904,070     CDA
      80,557   Total SA -- Class
                 B..................      18,863,440     FRA
                                      --------------
                                         146,343,939
                                      --------------
               PAPER AND FOREST PRODUCTS -- 0.6%
     231,000   Billerud.............       3,402,688     SWE
      11,560   Fraser Papers,
                 Inc.*..............         114,731     CDA
     273,000   Hokuetsu Paper Mills,
                 Ltd. ..............       1,607,831     JPN
     301,800   Norbord, Inc.(d).....       3,072,619     CDA
                                      --------------
                                           8,197,869
                                      --------------
               PHARMACEUTICALS -- 2.8%
     324,245   AstraZeneca PLC......      12,776,725     BRI
     166,200   Eisai Company,
                 Ltd. ..............       5,646,519     JPN
     173,800   GlaxoSmithKline PLC..       3,982,378     BRI
      65,346   Roche Holding AG.....       7,010,341     SWI
     280,700   Taisho Pharmaceutical
                 Company, Ltd. .....       5,973,455     JPN
     459,000   Tanabe Seiyaku
                 Company, Ltd. .....       4,575,434     JPN
                                      --------------
                                          39,964,852
                                      --------------
               PRINTING AND PUBLISHING -- 0.6%
   1,772,900   CIR SpA..............       5,232,462     ITA
     126,000   Quebecor World,
                 Inc.(d)............       2,951,905     CDA
                                      --------------
                                           8,184,367
                                      --------------
               REAL ESTATE DEVELOPMENT AND MANAGEMENT
                 SERVICES -- 0.5%
      59,859   Unibail..............       7,101,557     FRA
                                      --------------
               REGISTERED INVESTMENT COMPANIES -- 0.2%
   1,218,307   Macquarie Airports...       3,080,324     AUS
                                      --------------

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               RETAIL -- 3.4%
   4,005,782   Carphone Warehouse
                 PLC................  $   12,258,415     BRI
   1,912,500   Dixons Group PLC.....       5,518,418     BRI
     656,297   GUS PLC..............      11,294,077     BRI
     168,300   Hudson's Bay
                 Company............       1,819,159     CDA
     590,900   JJB Sports PLC.......       2,344,041     BRI
     206,600   RONA, Inc.*..........       4,037,757     CDA
     321,580   Swatch Group AG......       8,961,183     SWI
      10,300   Valora Holding AG....       2,350,900     SWI
                                      --------------
                                          48,583,950
                                      --------------
               RETAIL: SUPERMARKETS -- 1.6%
   1,090,862   J Sainsbury PLC......       5,960,396     BRI
   1,976,300   Koninklijke Ahold
                 NV*................      16,562,497     NET
                                      --------------
                                          22,522,893
                                      --------------
               RUBBER PRODUCTS -- 0.2%
     150,000   Bridgestone Corp. ...       2,759,474     JPN
                                      --------------
               SEMICONDUCTORS -- 0.9%
     373,493   ASML Holding NV*.....       6,263,478     NET
     793,000   Taiwan Semiconductor
                 Manufacturing
                 Company, Ltd.
                 (ADR)..............       6,724,640     TWN
                                      --------------
                                          12,988,118
                                      --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 5.2%
   1,715,000   BT Group PLC.........       6,657,450     BRI
     159,600   Elcoteq Network
                 Corp. -- Class
                 A(d)...............       3,178,203     FIN
     207,425   France Telecom SA....       6,216,036     FRA
     572,000   MobileOne, Ltd. .....         693,333     SIN
       3,200   Nippon Telegraph and
                 Telephone Corp. ...      14,007,840     JPN
     597,100   Nokia Oyj (ADR)......       9,213,253     FIN
     771,076   Societe Europeenne
                 des Satellites
                 (FDR)..............       9,883,131     LUX
      20,800   Swisscom AG..........       7,632,469     SWI
   1,911,000   Telefonaktiebolaget
                 LM Ericsson --
                 Class B............       5,386,301     SWE
   4,137,388   Vodafone Group PLC...      10,980,814     BRI
                                      --------------
                                          73,848,830
                                      --------------
               TOOLS -- 0.2%
     289,000   Hitachi Koki Company,
                 Ltd. ..............       2,616,483     JPN
                                      --------------

                            See notes to portfolios.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION -- 2.0%
      96,632   Canadian National
                 Railway Company....  $    6,096,895     CDA
     171,400   Canadian Pacific
                 Railway, Ltd. .....       6,196,802     CDA
      26,895   Kuehne & Nagel
                 International AG...       5,806,619     SWI
   1,416,000   Neptune Orient Lines,
                 Ltd. ..............       3,158,109     SIN
   1,371,000   Orient Overseas
                 International,
                 Ltd. ..............       6,609,686     BER
                                      --------------
                                          27,868,111
                                      --------------
               UTILITIES -- 1.7%
      70,000   E.ON AG..............       6,010,780     GER
     676,300   Kelda Group PLC......       7,639,634     BRI
     147,300   Suez SA..............       3,967,076     FRA
     548,800   United Utilities
                 PLC................       6,541,471     BRI
                                      --------------
                                          24,158,961
                                      --------------
               UTILITIES: ELECTRIC -- 2.6%
      78,200   Chubu Electric Power
                 Company, Inc.(d)...       1,879,457     JPN
     613,500   Endesa SA............      13,808,753     SPA
   1,130,300   Energias de Portugal
                 SA.................       3,152,627     POR
     314,200   Hokkaido Electric
                 Power Company,
                 Inc. ..............       6,393,093     JPN
     245,100   Shikoku Electric
                 Power Company,
                 Inc. ..............       4,804,088     JPN
     239,900   Union Fenosa SA......       7,130,102     SPA
                                      --------------
                                          37,168,120
                                      --------------
               UTILITIES: GAS -- 0.2%
     954,800   Toho Gas Company,
                 Ltd. ..............       3,413,183     JPN
                                      --------------
               TOTAL COMMON STOCKS
                 (Cost
                 $1,246,751,554)....   1,413,337,772
                                      --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 12.2%
$173,361,937   Securities Lending
                 Collateral
                 Investment (Note 2)
                 (Cost
                 $173,361,937)......     173,361,937     USA
                                      --------------
   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               RIGHTS -- 0.0%
               AUTOMOTIVE EQUIPMENT
     390,900   TI Automotive,
                 Ltd. -- Class A*(q)
                 (Cost $0)..........  $           --     BRI
                                      --------------
               TOTAL SECURITIES
                 (Cost
                 $1,420,113,491)....   1,586,699,709
                                      --------------
 PRINCIPAL
 ---------
               REPURCHASE AGREEMENT -- 1.0%
$ 14,082,639   With Investors Bank
                 and Trust, dated
                 03/31/05, 2.36%,
                 due 04/01/05,
                 repurchase proceeds
                 at maturity
                 $14,083,562
                 (Collateralized by
                 Freddie Mac, 3.36%,
                 due 12/15/31, with
                 a value of
                 $11,909,188 and
                 Small Business
                 Administration,
                 6.38%, due
                 05/25/15, with a
                 value of
                 $2,881,006) (Cost
                 $14,082,639).......      14,082,639     USA
                                      --------------
               Total Investments -- 112.3%
                 (Cost
                 $1,434,196,130)....   1,600,782,348
               Liabilities less
                 other
                assets -- (12.3)%...    (175,921,809)
                                      --------------
               NET ASSETS --100.0%..  $1,424,860,539
                                      ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2005 is $1,434,196,130.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $181,341,182
    Gross unrealized depreciation..........   (14,754,964)
                                             ------------
    Net unrealized appreciation............  $166,586,218
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                            See notes to portfolios.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 MARCH 31, 2005

                                  (UNAUDITED)

                                                                PERCENT OF TOTAL
COUNTRY COMPOSITION                                           INVESTMENTS AT VALUE
-------------------                                           --------------------
Australia (AUS).............................................           2.37%
Austria (AST)...............................................           0.24
Belgium (BEL)...............................................           0.90
Bermuda (BER)...............................................           1.24
Canada (CDA)................................................           6.52
Cayman Islands (CAY)........................................           0.29
Denmark (DEN)...............................................           0.54
Finland (FIN)...............................................           1.40
France (FRA)................................................           8.84
Germany (GER)...............................................           4.54
Greece (GRC)................................................           0.47
Hong Kong (HNG).............................................           0.33
India (IND).................................................           0.56
Ireland (IRE)...............................................           0.80
Italy (ITA).................................................           3.52
Japan (JPN).................................................          15.70
Korea (KOR).................................................           0.70
Luxembourg (LUX)............................................           0.62
Mexico (MEX)................................................           0.52
Norway (NOR)................................................           0.16
Portugal (POR)..............................................           0.32
Russia (SUR)................................................           0.15
Singapore (SIN).............................................           0.54
Spain (SPA).................................................           2.95
Sweden (SWE)................................................           1.61
Switzerland (SWI)...........................................           6.28
Taiwan (TWN)................................................           1.66
The Netherlands (NET).......................................           5.56
United Kingdom (BRI)........................................          18.96
United States (USA).........................................          11.71
                                                                     ------
TOTAL PERCENTAGE............................................         100.00%
                                                                     ======

                            See notes to portfolios.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS

              SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS

FOOTNOTES:

*    Non-income producing security.
(a)  Variable rate security. The rate shown was in effect at March 31, 2005.
(b)  Quarterly reset provision. The rate shown was in effect at March 31, 2005.
(c)  Monthly reset provision. The rate shown was in effect at March 31, 2005.
(d)  All or part of this security is on loan.
(e) Security is segregated as collateral for written options and/or short sales.
(f)  Security is segregated as initial margin for futures contracts.
(g) Represents a zero coupon bond which will convert to an interest bearing security at a later date.
(h) Bond is in default.
(i) Principal amount shown for this debt security is denominated in New Zealand Dollars.
(j)  Principal amount shown for this debt security is denominated in Euros.
(k)  Principal amount shown for this debt security is denominated in Swedish
     Krona.
(l)  Principal amount shown for this debt security is denominated in Mexican
     Pesos.
(m) Variable rate security. Interest rate is based on the credit rating of the issuer. The rate shown was in effect at March 31, 2005.
(n) Floating rate security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at March 31, 2005.
(o) PIK ("Payment-In-Kind") bond. These bonds pay interest in the form of additional bonds.
(p) Security was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.
(q)  Fair valued as of March 31, 2005.

ABBREVIATIONS:

ADR  American Depository Receipt.
FDR  Foreign Depository Receipt.
GDR  Global Depository Receipt.
TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

---------------
     - Securities issued by companies registered outside the United States are denoted with their domestic country in parenthesis.
     - Footnotes and abbreviations may or may not appear on the portfolios of investments.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                              NOTES TO PORTFOLIOS

                                  (UNAUDITED)

ORGANIZATION AND BUSINESS

Diversified Investors Portfolios (the "Series Portfolio"), a Series trust organized on September 1, 1993, under the laws of the State of New York, is composed of sixteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Intermediate Government Bond Portfolio, the Core Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, the Aggressive Equity Portfolio, the High Yield Bond Portfolio, and the International Equity Portfolio (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

1. SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATION

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. When valuations are not readily available, securities will be valued at their fair value as determine by the Board of Trustees.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, the International Equity Series applies fair value pricing on a daily basis for all non-US and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Series' investment advisor determines that use of another valuation methodology is appropriate.

     B. REPURCHASE AGREEMENTS

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series' investment advisor, subject to the seller's agreement to repurchase and the Series' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. FOREIGN CURRENCY TRANSLATION

The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases, and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

Each Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series' books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D. FOREIGN CURRENCY FORWARD CONTRACTS

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of a Series' securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward contract is extinguished, through delivery or by entering into another offsetting foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

     E. WRITTEN OPTIONS

Each Series, with the exception of the Money Market Series, may write options. When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Transactions in options written for the period ended March 31, 2005 were as follows:

                                                            CORE BOND                BALANCED
                                                      ----------------------   --------------------
                                                      NUMBER OF                NUMBER OF
                                                      CONTRACTS    PREMIUMS    CONTRACTS   PREMIUMS
                                                      ----------   ---------   ---------   --------
Call options outstanding at December 31, 2004.......          --   $      --          --   $     --
Call options written................................  65,900,000     173,344   5,650,000     14,858
Call options terminated in closing purchase
  transactions......................................          --          --          --         --
Call options expired................................          --          --          --         --
                                                      ----------   ---------   ---------   --------
Call options outstanding at March 31, 2005..........  65,900,000   $ 173,344   5,650,000   $ 14,858
                                                      ==========   =========   =========   ========
Put options outstanding at December 31, 2004........          --   $      --          --   $     --
Put options written.................................         827     503,860          71     43,183
Put options terminated in closing purchase
  transactions......................................        (438)   (198,039)        (38)   (17,232)
Put options expired.................................          --          --          --         --
                                                      ----------   ---------   ---------   --------
Put options outstanding at March 31, 2005...........         389   $ 305,821          33   $ 25,951
                                                      ==========   =========   =========   ========

     F. FUTURES CONTRACTS

Each Series, with the exception of Money Market Series may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Open futures contracts as of March 31, 2005:

                                                                                        VALUE AS OF   NET UNREALIZED
                        NUMBER OF                                                        MARCH 31,     APPRECIATION
SERIES                  CONTRACTS             DESCRIPTION             EXPIRATION DATE      2005       (DEPRECIATION)
------                  ---------   -------------------------------   ---------------   -----------   --------------
Core Bond.............   215 Long   90 Day Euro Dollar Future         September 2005    $51,613,438     $(245,294)
                         215 Long   90 Day Euro Dollar Future          December 2005     51,473,688      (285,606)
                         283 Long   US Long Bond Future                    June 2005     31,519,125      (272,568)
                        224 Short   Euro-Bobl Future                       June 2005     25,220,160      (132,378)
                        435 Short   US Treasury Notes 5 Year Future        June 2005     46,585,781       184,434
                        354 Short   US Treasury Notes 10 Year              June 2005     38,680,031       176,370
                                    Future
                                                                                                        ---------
                                                                                                        $(575,042)
                                                                                                        =========
Balanced..............    20 Long   90 Day Euro Dollar Future         September 2005    $ 4,801,250     $ (22,818)
                          20 Long   90 Day Euro Dollar Future          December 2005      4,788,250       (26,568)
                          78 Long   US Long Bond Future                    June 2005      8,687,250      (168,457)
                         19 Short   Euro-Bobl Future                       June 2005      2,139,210       (11,522)
                         95 Short   US Treasury Notes 5 Year Future        June 2005     10,173,906        73,708
                         40 Short   US Treasury Notes 10 Year              June 2005      4,370,625        23,132
                                    Future
                                                                                                        ---------
                                                                                                        $(132,525)
                                                                                                        =========
Growth & Income.......    29 Long   S&P 500 Future                         June 2005    $ 1,716,800     $ (13,222)
                                                                                                        =========
Special Equity........    13 Long   Russell 2000 Future                    June 2005    $ 4,016,350     $ (70,590)
                                                                                                        =========

Each Series (except for Growth & Income) has segregated securities as collateral for its respective open futures contracts. The segregated securities are identified within each Series. Growth & Income has segregated $200,000 of cash as collateral for its open futures contract.

     G. SHORT SALES

Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which the Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested. During the period ended March 31, 2005, the Core Bond Series and the Balanced Series had short sales.

     H. DOLLAR ROLLS

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA's) in which the Series sells mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series accounts for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SECURITIES LENDING

All Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Each Series receives compensation, net of related expenses, for lending its securities. The reported compensation includes interest income on short term investments purchased with cash collateral received. At March 31, 2005, the Series loaned securities having market values as follows:

                                                                            CASH COLLATERAL
                                                             MARKET VALUE      RECEIVED
                                                             ------------   ---------------
High Quality Bond Series...................................  $  7,052,919    $  7,192,925
Intermediate Government Bond Series........................    54,470,533      55,723,213
Core Bond Series...........................................   171,673,831     175,756,294
Balanced Series............................................    20,792,826      21,336,846
Value & Income Series......................................   143,615,193     148,003,264
Growth & Income Series.....................................    90,497,068      93,658,255
Equity Growth Series.......................................   151,939,120     156,874,533
Mid-Cap Growth Series......................................    42,396,765      43,831,454
Small-Cap Value Series.....................................    38,316,312      40,957,107
Special Equity Series......................................   201,848,415     210,293,638
Small-Cap Growth Series....................................    26,145,544      27,323,726
Aggressive Equity Series...................................    49,037,523      50,546,144
International Equity Series................................   164,722,317     173,361,937

The cash collateral received by each Series was pooled and at March 31, 2005 was invested in the following securities:

Bank of America Corp., Floating Rate Note, 2.77%(1), 04/18/05
Bank of America Corp., Floating Rate Note, 2.82%(1), 05/16/05
Bank of Nova Scotia, Time Deposit, 2.70%, 04/11/05
Bank of Nova Scotia, Time Deposit, 2.73%, 04/14/05
Barclays, Time Deposit, 2.79%, 04/22/05
Barclays, Time Deposit, 2.79%, 04/25/05
Barclays Global Investors Money Market Fund -- Institutional Shares
BNP Paribas, Time Deposit, 2.73%, 04/07/05
BNP Paribas, Time Deposit, 2.78%, 04/19/05
BNP Paribas, Time Deposit, 2.80%, 05/05/05
BNP Paribas, Time Deposit, 2.91%, 06/15/05
Calyon, Time Deposit, 2.84%, 04/01/05
Calyon, Time Deposit, 2.77%, 04/21/05
Calyon, Time Deposit, 2.77%, 04/28/05
Calyon, Time Deposit, 2.93%, 06/03/05
Canadian Imperial Bank of Commerce, Floating Rate Note, 3.01%(1), 11/04/05 Citigroup, Inc., Time Deposit, 2.64%, 04/01/05
Credit Suisse First Boston Corp., Floating Rate Note, 2.73%(1), 09/09/05 Credit Suisse First Boston Corp., Floating Rate Note, 3.05%(1), 03/10/06

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SECURITIES LENDING (CONTINUED)
Den Danske Bank, Time Deposit, 2.75%, 04/01/05
Den Danske Bank, Time Deposit, 2.84%, 04/01/05
Den Danske Bank, Time Deposit, 2.70%, 04/13/05
Den Danske Bank, Time Deposit, 2.77%, 04/26/05
Federal Home Loan Bank, US Government Agency Discount Note, 2.73%(2), 04/22/05 Fortis Bank, Time Deposit, 2.44%, 04/14/05
Freddie Mac, US Government Agency Discount Note, 2.73%(2), 05/02/05
Freddie Mac, US Government Agency Discount Note, 2.74%(2), 05/03/05
General Electric Capital Corp., Commercial Paper, 2.65%(2), 04/04/05
General Electric Capital Corp., Commercial Paper, 2.66%(2), 04/04/05
Goldman Sachs Financial Square Prime Obligations Fund -- Institutional Shares Goldman Sachs Group Inc., Floating Rate Note, 2.83%(1), 04/27/05
Goldman Sachs Group Inc., Floating Rate Note, 2.84%(1), 06/27/05
Keybank, Time Deposit, 2.84%, 04/01/05
Merrill Lynch Premier Institutional Fund -- Institutional Shares
Merrimac Cash Fund-Premium Class
Morgan Stanley, Floating Rate Commercial Paper, 2.96%(1), 06/05/05
Royal Bank of Scotland, Time Deposit, 2.59%, 04/01/05
Svenska Handelsbanken, New York, Time Deposit, 2.70%, 04/11/05
Svenska Handelsbanken, New York, Time Deposit, 2.63%, 04/15/05
The Bear Stearns Companies, Inc., Floating Rate Note, 3.01%(1), 06/05/05
The Bear Stearns Companies, Inc., Floating Rate Note, 3.01%(1), 09/08/05 Toronto Dominion Bank, Time Deposit, 3.01%, 06/24/05
Wells Fargo, Time Deposit, 2.76%, 04/07/05
Wells Fargo, Time Deposit, 2.79%, 04/08/05
Wells Fargo, Time Deposit, 2.78%, 04/21/05
Wells Fargo, Time Deposit, 2.80%, 05/05/05
---------------

(1) Variable rate security. The rate shown was in effect at March 31, 2005.

(2) Represents yield to maturity at time of purchase.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FOREIGN CURRENCY FORWARD CONTRACTS

At March 31, 2005, the Core Bond Series, Balanced Series, High Yield Series and International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                           NET UNREALIZED
                                      FOREIGN     IN EXCHANGE   SETTLEMENT                 APPRECIATION/
                                     CURRENCY         FOR          DATE         VALUE      (DEPRECIATION)
                                    -----------   -----------   ----------   -----------   --------------
CORE BOND
SALE CONTRACTS:
Euro..............................    3,954,015   $ 5,308,226    04/26/05    $ 5,126,731      $181,495
Euro..............................    2,569,763     3,441,409    04/26/05      3,331,926       109,483
Mexico Peso.......................   34,144,153     2,986,584    04/25/05      3,042,975       (56,391)
New Zealand Dollar................   16,867,397    11,898,549    04/27/05     11,990,351       (91,802)
                                                                                              --------
TOTAL.............................                                                            $142,785
                                                                                              ========
BALANCED
SALE CONTRACTS:
Euro..............................      341,705   $   458,736    04/26/05    $   443,051      $ 15,685
Euro..............................      225,913       302,541    04/26/05        292,916         9,625
Mexico Peso.......................    3,112,012       272,207    04/25/05        277,347        (5,140)
New Zealand Dollar................    1,561,772     1,101,701    04/27/05      1,110,201        (8,500)
                                                                                              --------
TOTAL.............................                                                            $ 11,670
                                                                                              ========
HIGH YIELD
SALE CONTRACTS:
Euro..............................      501,667   $   649,899    04/29/05    $   650,407      $   (508)
                                                                                              ========
INTERNATIONAL EQUITY
PURCHASE CONTRACTS:
Australian Dollar.................    3,341,267   $ 2,581,296    04/04/05    $ 2,583,468      $  2,172
Euro..............................      327,839       423,431    04/04/05        425,306         1,875
Japanese Yen......................   44,352,041       412,342    04/01/05        413,964         1,622
Japanese Yen......................   29,531,072       274,617    04/04/05        275,630         1,013
Singapore Dollar..................      117,386        71,033    04/01/05         71,143           110
Swiss Franc.......................    4,179,771     3,474,976    04/01/05      3,497,716        22,740
Swiss Franc.......................    1,000,751       836,406    04/04/05        837,449         1,043
Taiwan Dollar.....................  196,814,956     6,226,548    04/01/05      6,255,441        28,893
                                                                                              --------
TOTAL.............................                                                            $ 59,468
                                                                                              ========
SALE CONTRACTS:
Canadian Dollar...................    6,090,296   $ 5,007,800    04/04/05    $ 5,032,142      $(24,342)
Euro..............................      684,747       884,447    04/01/05        888,323        (3,876)
Euro..............................      912,417     1,181,682    04/04/05      1,183,678        (1,996)
Euro..............................      112,829       124,056    12/29/05        145,424       (21,368)
Great British Pound...............      768,202     1,439,911    04/01/05      1,451,134       (11,223)
Great British Pound...............      852,420     1,602,890    04/04/05      1,610,221        (7,331)
Japanese Yen......................   10,036,942        93,845    04/01/05         93,681           164
Norwegian Krone...................   33,057,249     5,223,536    04/04/05      5,219,099         4,437
Swedish Krona.....................    2,080,506       294,148    04/01/05        294,677          (529)
                                                                                              --------
TOTAL.............................                                                            $(66,064)
                                                                                              ========

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY, INC.
4 Manhattanville Road, Purchase, New York 10577
(914) 697-8000

DISTRIBUTOR:
Diversified Investors Securities Corp. (DISC)
4 Manhattanville Road, Purchase, New York 10577
914-697-8000

May/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures of Diversified Investors Strategic Variable Funds (the "Funds") as of a date within 90 days of the filing date of this report, the Funds' Principal Financial Officer and President & Chief Executive Officer have concluded that the Funds' Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the Funds' management, including the Funds' Principal Financial Officer and President & Chief Executive Officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended March 31, 2005, there has been no change in the Funds' internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 3.  EXHIBITS.

The certifications of the Principal Financial Officer and President & Chief Executive Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

By: /s/ Joseph Carusone
        -----------------------
        Joseph Carusone
        Principal Financial Officer

Date:  May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Joseph Carusone
        -----------------------
        Joseph Carusone
        Principal Financial Officer

Date:  May 26, 2005


By: /s/ Mark Mullin
        -----------------------
        Mark Mullin
        President & Chief Executive Officer

Date:  May 26, 2005